Securities Act Registration No. 333-181176

Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on August 28, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 36

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 39

Compass EMP Funds Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

Jay G. Baris

Morrison & Foerster LLP

250 West 55th Street

New York, New York, 10019

212-468-8053 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

October   , 2015

Prospectus

Victory CEMP US 500 Volatility Wtd Index Fund

(formerly Compass EMP U.S. 500 Volatility Weighted Fund)

Class A CFLAX

Class C CFLCX

Class I CFLIX

Class R6 [ticker]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	2
Principal Risks	2
Investment Performance	4
Management of the Fund	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5

Additional Fund Information	6
Investments	7
Risk Factors	7

Investing with Victory	8
Organization and Management of the Fund	10
Share Price	11
Choosing a Share Class	12
How to Buy Shares	16
How to Exchange Shares	19
How to Sell Shares	20

Distribution and Service Plans	22

Dividends, Distributions, and Taxes	23

Important Fund Policies	25

Other Service Providers	27

Financial Highlights	28
Victory CEMP US 500 Volatility Weighted Index Fund	29

Victory CEMP US 500 Volatility Wtd Index Fund

Investment Objective

The Fund seeks to provide investment results that track the performance of the CEMP US 500 Large Cap Volatility Weighted Index before fees and expenses.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%		0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%		0.00%	0.00%
Other Expenses (2)
Total Annual Fund Operating Expenses (2)
Fee Waivers and Expense Reimbursement (3)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (3)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Restated to reflect current contractual fees. Expenses for Class R6 shares are estimated for the current fiscal year because Class R6 shares are new as of the date of this prospectus.

(3)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.20%, 1.95%, 0.95%, and   % of the Fund’s Class A, Class C, Class I and Class R6 shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least       , 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.74%, and 0.74% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
(If you sell your shares at the end of the period.)
Class I	$	$	$	$
Class R6	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

(If you do not sell your shares at the end of the period.)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of the issuers included in the CEMP US Large Cap 500 Volatility Weighted Index (the “Index”), an unmanaged index created and maintained by the Adviser.

The Index is a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization measured at the time the Index’s constituent securities are determined. To be eligible for inclusion in the Index, a company must have positive earnings in each of the four most recent quarters. The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2015, the Index had a market capitalization range from $[  ] billion to $[  ] billion.

Index securities are weighted based on the volatility of each security relative to the average volatility of all Index constituents. For purposes of the Index, volatility is defined as a company’s annualized standard deviation of daily price changes over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%.

The Fund seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index.

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods

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•                  Mid-Capitalization Stock Risk. The earnings and prospects of medium sized companies tend to be more volatile than larger companies and may experience higher failure rates than larger companies.  The stocks of mid-cap companies may have a lower trading volume than those of large-cap companies.

•                  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

•                  Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

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Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the S&P 500 Total Return Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	12.32%
Worst Quarter:	6/3/13	1.79%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

Class I returns before taxes		%		%
CEMP US Large Cap 500 Volatility Weighted Index reflects no deduction for fees, expenses or taxes		%		%
S&P 500 Total Return Index reflects no deduction for fees, expenses or taxes		%		%

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Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

The Victory CEMP US 500 Volatility Wtd Index Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

In managing the Fund, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, the Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of the CEMP US Large Cap 500 Volatility Weighted Index (the “Index”), which has been developed by the Adviser. The Fund does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities comprising the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.

For cash management purposes, the Fund may hold all or a portion of its assets in shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

The Fund’s investment objective and 80% investment policy are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

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Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

U.S. Equity Securities Can include common stock and securities that are convertible or exchangeable into common stock of U.S. corporations.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Derivatives. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Mid-Capitalization Stock Risk. The earnings and prospects of medium sized companies tend to be more volatile than larger companies and may experience higher failure rates than larger companies. The stocks of mid-cap companies may have a lower trading volume than those of large-cap companies, which may tend to make their market price fall disproportionately more than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•                  Passive Investment Risk. The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. The Funds invest in securities included in, or representative of securities included in, their respective Index, regardless of their investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds, unless such defensive positions are also taken by the applicable Index.

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•                  Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints. If used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•                 Investment Company Risk. The Fund’s ability to achieve its investment objective may be directly related to the ability of any underlying investment companies (including ETFs and UITs) held by the Fund to meet its investment objective. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in a Fund is not a
complete investment program.

Investing with Victory

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C, Class I or Class R6 shares of the Fund. Class I and Class R6 shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

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We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the SEC. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $ billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Victory CEMP US 500 Volatility Wtd Index Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to    % of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

• Lower annual expenses than all classes except Class R6 shares.

CLASS R6

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class R6 shares do not pay ongoing distribution and/or service (12b-1) fees.

• Class R6 shares are only available to certain investors.

• Lower annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A, Class C, Class I and Class R6 shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares. In addition to the different share classes, the Fund’s investment objective and investment strategies are substantially similar to those of an exchange-traded fund (“ETF”) for which Victory Capital serves as investment adviser.  The ETF’s net operating expenses may be less than those of the Fund’s share classes.  However, shares of ETF may be purchased and sold only on a securities exchange through a broker-dealer at the current market price.  For more information about the ETFs, including fees and expenses, call 1-866-376-7890

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for a free prospectus, or visit www.CompassEMPFunds.com.  Consult your financial adviser to determine whether shares of the Fund or its corresponding ETF are more appropriate for you.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding

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Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

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Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

Eligibility Requirements to Purchase Class R6 Shares

Class R6 shares may only be purchased by:

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

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How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class Ior Class R6 shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class Iand Class R6 shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

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• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

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BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Other Payments to Financial Intermediaries

Except with respect to Class R6 shares, the Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets or the Adviser’s or an affiliate’s resources on sales of or investments in, Class R6 shares.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

25

• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

26

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject  to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

27

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

No information is presented for Class R6 of the Fund as the share class is new as of the date of this Prospectus.

28

Financial Highlights

Victory CEMP US 500 Volatility Wtd Index Fund

[To come]

29

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP US Small Cap Volatility Wtd Index Fund

(formerly Compass EMP U.S. Small Cap 500 Volatility Weighted Fund)

Class A CHSAX

Class C CHSCX

Class I CHSIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	2
Principal Risks	2
Investment Performance	4
Management of the Fund	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5

Additional Fund Information	6
Investments	7
Risk Factors	7

Investing with Victory	8
Organization and Management of the Fund	9
Share Price	10
Choosing a Share Class	12
How to Buy Shares	15
How to Exchange Shares	18
How to Sell Shares	19

Distribution and Service Plans	21

Dividends, Distributions, and Taxes	22

Important Fund Policies	24

Other Service Providers	26

Financial Highlights	27
Victory CEMP US Small Cap Volatility Wtd Index Fund	28

Victory CEMP US Small Cap Volatility Wtd Index Fund

Investment Objective

The Fund seeks to provide investment results that track the performance of the CEMP U.S. Small Cap 500 Volatility Weighted Index before fees and expenses

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%		0.00%
Other Expenses
Total Annual Fund Operating Expenses (2)
Fee Waivers and Expense Reimbursement (3)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (3)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Restated to reflect current contractual fees.

(3)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 2.41%, and 1.41% of the Fund’s Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least        , 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class I	$	$	$	$

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of the issuers included in the CEMP US Small Cap 500 Volatility Weighted Index (the “Index”), an unmanaged index created and maintained by the Adviser.

The Index is a volatility weighted index comprised of the 500 largest U.S companies with market capitalizations of less than $3 billion measured at the time the Index’s constituent securities are determined. To be eligible for inclusion in the Index, a company must have positive earnings in each of the four most recent quarters. The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2015, the Index had a market capitalization range from $   billion to $   billion.

Index securities are weighted based on the volatility of each security relative to the average volatility of all Index constituents. For purposes of the Index, volatility is defined as a company’s annualized standard deviation of daily price changes over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with a higher volatility receive a lower weighting. The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%.

The Fund seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index.

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

•                 Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected

2

performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

•                  Small Capitalization Stock Risk. The earnings and prospects of medium sized companies tend to be more volatile than larger companies and may experience higher failure rates than larger companies.  The stocks of mid-cap companies may have a lower trading volume than those of large-cap companies.

•                  Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

3

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the Russell 2000 Total Return Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	11.23%
Worst Quarter:	6/3/13	3.90%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

Since
	1		Inception
	Year		(11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

Class I returns before taxes		%		%
CEMP US Small Cap 500 Volatility Weighted Index reflects no deduction for fees, expenses or taxes		%		%
Russell 2000 Total Return reflects no deduction for fees, expenses or taxes		%		%

4

Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Additional Fund Information

The Victory CEMP US Small Cap Volatility Wtd Index Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

In managing the Fund, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, the Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of the CEMP US Small Cap 500 Volatility Weighted Index (the “Index”), which has been developed by the Adviser. The Fund does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities comprising the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.

For cash management purposes, the Fund may hold all or a portion of its assets in shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

The Fund’s investment objective and 80% investment policy are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

6

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

U.S. Equity Securities Can include common stock and securities that are convertible or exchangeable into common stock of U.S. corporations.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Derivatives. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•               Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Small-Capitalization Stock Risk. The earnings and prospects of small sized companies tend to be more volatile than larger companies and may experience higher failure rates than larger companies. The stocks of smaller cap companies may have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•               Passive Investment Risk. The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. The Funds invest in securities included in, or representative of securities included in, their respective Index, regardless of their

7

investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds, unless such defensive positions are also taken by the applicable Index.

•               Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio. Additionally, the use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund’s use of a representative sampling strategy can be expected to produce a greater tracking risk than a replication strategy.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•                 Investment Company Risk. The Fund’s ability to achieve its investment objective may be directly related to the ability of any underlying investment companies (including ETFs and UITs) held by the Fund to meet its investment objective. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in a Fund is not a
complete investment program.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C and Class I  shares of the Fund. Class I shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy,

8

exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $ billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Victory CEMP US Small Cap Volatility Wtd Index Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to    % of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

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Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

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You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

• Lower annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A, Class C and Class I shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares. In addition to the different share classes, the Fund’s investment objective and investment strategies are substantially similar to those of an exchange-traded fund (“ETF”) for which Victory Capital serves as investment adviser.  The ETF’s net operating expenses may be less than those of the Fund’s share classes.  However, shares of ETF may be purchased and sold only on a securities exchange through a broker-dealer at the current market price.  For more information about the ETFs, including fees and expenses, call 1-866-376-7890 for a free prospectus, or visit www.CompassEMPFunds.com.  Consult your financial adviser to determine whether shares of the Fund or its corresponding ETF are more appropriate for you.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

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There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

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6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

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Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

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Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

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• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

21

Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

22

DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

23

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

24

• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

25

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the Administrator and Fund Accountant for the Fund. Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115,serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

26

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

27

Financial Highlights

Victory CEMP US Small Cap Volatility Wtd Index Fund

28

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP International Volatility Wtd Index Fund

(formerly Compass EMP International 500 Volatility Weighted Fund)

Class A CTIAX

Class C CTICX

Class I CTIIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	3
Investment Performance	5
Management of the Fund	6
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6

Additional Fund Information	7
Investments	8
Risk Factors	8

Investing with Victory	10
Organization and Management of the Fund	11
Share Price	12
Choosing a Share Class	13
How to Buy Shares	16
How to Exchange Shares	19
How to Sell Shares	20

Distribution and Service Plans	22

Dividends, Distributions, and Taxes	23

Important Fund Policies	25

Other Service Providers	27

Financial Highlights	28
Victory CEMP International Volatility Wtd Index Fund	29

Victory CEMP International Volatility Wtd Index Fund

Investment Objective

The Fund seeks to provide investment results that track the performance of the CEMP International 500 Volatility Weighted Index before fees and expenses.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%		0.00%
Other Expenses
Total Annual Fund Operating Expenses (2)
Fee Waivers and Expense Reimbursement (3)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (3)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Restated to reflect current contractual fees.

(3)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 2.41%, and 1.41%  of the Fund’s Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least      , 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

2

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class I	$	$	$	$

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of the issuers included in the CEMP International 500 Volatility Weighted Index (the “Index”), an unmanaged index created and maintained by the Adviser.

The Index is a volatility weighted index comprised of the 500 largest foreign companies by market capitalization measured at the time the Index’s constituent securities are determined. To be eligible for inclusion in the Index, a company must have positive earnings in each of the four most recent quarters. The Index may include fewer than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2015, the Index had a market capitalization range from $[  ] billion to $[  ] billion.

The Index considers foreign companies to be those that are headquartered in a developed country (excluding the U.S. and emerging markets) and whose stock trade on an exchange in a developed country. Emerging markets are generally those with a less-developed economy and per capita income significantly lower than the U.S. or other developed countries.

Index securities are weighted based on the volatility of each security relative to the average volatility of all Index constituents. For purposes of the Index, volatility is defined as a company’s annualized standard deviation of daily price changes over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20%.

The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

3

•                 Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                 Foreign Investment Risk.

•                  Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•                  Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•                 Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

•                  Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV that would be the case if the Fund held all of the securities of the Index. To the extent the assets in the Fund are similar, these risks will be greater.

•                  Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

4

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the MSCI EAFE Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	9.24%
Worst Quarter:	6/3/13	(0.89)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

Class I returns before taxes		%		%
CEMP International 500 Volatility Weighted Index reflects no deduction for fees, expenses or taxes		%		%
MSCI EAFE Index reflects no deduction for fees, expenses or taxes		%		%

5

Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Additional Fund Information

The Victory CEMP International Volatility Wtd Index Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

In managing the Fund, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, the Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of the CEMP International 500 Volatility Weighted Index (the “Index”), which has been developed by the Adviser. The Fund does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities comprising the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.

For cash management purposes, the Fund may hold all or a portion of its assets in shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

The Fund’s investment objective and 80% investment policy are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

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Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

Equity Securities of Foreign Companies Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Derivatives. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•

Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

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Foreign Investment Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Foreign Exchanges Risk: The Fund may place trades on exchanges in foreign markets. Regulations of U.S. governmental agencies may not apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual

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counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

•

Currency Risk. Although each Fund will report its net asset value and pay dividends in U.S. dollars, when a Fund invests on a foreign exchange in foreign currency denominated or foreign currency-linked securities, the Fund will be exposed to currency risk. This means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Also, the limited partnerships and limited liability companies in which the Funds invest may engage in various investments that are designed to hedge foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements

•

Passive Investment Risk. The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. The Funds invest in securities included in, or representative of securities included in, their respective Index, regardless of their investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds, unless such defensive positions are also taken by the applicable Index.

•

Sampling Risk. The Fund’s use of a representative sampling strategy will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with one or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

•

Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio. Additionally, the use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund’s use of a representative sampling strategy can be expected to produce a greater tracking risk than a replication strategy.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

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Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

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•

Investment Company Risk. The Fund’s ability to achieve its investment objective may be directly related to the ability of any underlying investment companies (including ETFs and UITs) held by the Fund to meet its investment objective. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•

Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in a Fund is not a
complete investment program.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C and Class I shares of the Fund. Class I shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $    billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Victory CEMP International Volatility Wtd Index Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to    % of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

• Lower annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A, Class C and Class I shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares. In addition to the different share classes, the Fund’s investment objective and investment strategies are substantially similar to those of an exchange-traded fund (“ETF”) for which Victory Capital serves as investment adviser.  The ETF’s net operating expenses may be less than those of the Fund’s share classes.  However, shares of ETF may be purchased and sold only on a securities exchange through a broker-dealer at the current market price.  For more information about the ETFs, including fees and expenses, call 1-866-376-7890 for a free prospectus, or visit www.CompassEMPFunds.com.  Consult your financial adviser to determine whether shares of the Fund or its corresponding ETF are more appropriate for you.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

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There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

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6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

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Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

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Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

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• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

 BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

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• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

26

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund. Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund.

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

27

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

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Financial Highlights

Victory CEMP International Volatility Wtd Index Fund

29

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP Emerging Market Volatility Wtd Index Fund

(formerly Compass EMP Emerging Market 500 Volatility Weighted Fund)

Class A CMKAX

Class C CMKCX

Class I CMKIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	4
Investment Performance	6
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7

Additional Fund Information	8
Investments	9
Risk Factors	9

Investing with Victory	11
Organization and Management of the Fund	13
Share Price	14
Choosing a Share Class	15
How to Buy Shares	18
How to Exchange Shares	22
How to Sell Shares	23

Distribution and Service Plans	25

Dividends, Distributions, and Taxes	26

Important Fund Policies	28

Other Service Providers	30

Financial Highlights	31
Victory CEMP Emerging Market Volatility Wtd Index Fund	32

Victory CEMP Emerging Market Volatility Wtd Index Fund

Investment Objective

The Fund seeks to provide investment results that track the performance of the CEMP Emerging Market Volatility Weighted Index before fees and expenses.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%		0.00%
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses(3)
Fee Waivers and Expense Reimbursement (4)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(4)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3)         Restated to reflect current contractual fees.

(4)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 2.41%, and 1.41% of the Fund’s Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least[                 ], 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85%  of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

2

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C
(if you sell your shares at the end of the period)	$	$	$	$
Class I	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

(If you do not sell your shares at the end of the period.)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of issuers included in the CEMP Emerging Market 500 Volatility Weighted Index (the “Index”), an unmanaged index created by the Fund’s investment adviser.

The Index is a volatility weighted index comprised of the 500 largest emerging market companies by market capitalization measured at the time the Index’s constituent securities are determined. To be eligible for inclusion in the Index, a company must have positive earnings in each of the four most recent quarters. The Index may include fewer than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2015, the Index had a market capitalization range from $[  ] billion to $[  ] billion.

The Index considers emerging market companies to be those that are headquartered in an emerging market country and whose stock trade on an exchange in an emerging market country. Emerging markets are generally those with a less-developed economy and per capita income significantly lower than the U.S. or other developed countries. Representative emerging market countries are China (Asia), Brazil (South America), Russia (Europe and Asia), India (Asia) and Egypt (Africa).

Index securities are weighted based on the volatility of each security relative to the average volatility of all Index constituents. For purposes of the Index, volatility is defined as a company’s annualized standard deviation of daily price changes over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20%.

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The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index. For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Foreign Investment Risk.

•                  Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•                  Emerging Markets Risk. All of the risks associated with investing in foreign securities are increased in connection with investments in emerging markets securities. Emerging market countries may have relatively unstable governments, weaker economies, and less developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

•                  Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•                  Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•                  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

•                  Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV that would be the case if the Fund held all of the securities of the Index. To the extent the assets in the Fund are similar, these risks will be greater.

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•                  Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

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Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the MSCI Emerging Markets Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	1.47%
Worst Quarter:	6/3/13	(7.73)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

Class I returns before taxes		%		%

CEMP Emerging Market 500 Volatility Weighted Index reflects no deduction for fees, expenses or taxes		%		%
MSCI Emerging Markets Index(1) reflects no deduction for fees, expenses or taxes		%		%
Dow Jones Emerging Markets Index(1) reflects no deduction for fees, expenses or taxes

(1) The Fund has selected the MSCI Emerging Markets Index as a benchmark in place of the Dow Jones Emerging Markets Index because the portfolio manager believes the MSCI Emerging Markets Index [is a more widely used benchmark of emerging market performance].

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Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

The Victory CEMP Emerging Market Volatility Wtd Index Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies.

Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

In managing the Fund, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, the Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of the CEMP Emerging Market Volatility Weighted Index (the “Index”), which has been developed by the Adviser. The Fund does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities comprising the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.

For cash management purposes, the Fund may hold all or a portion of its assets in shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

The Fund’s investment objective and 80% investment policy are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

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Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

Equity Securities of Foreign Companies Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Derivatives. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Foreign Investment Risk. Foreign securities, including ADRs and GDRs, tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of

9

market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded. In addition to foreign securities, the Fund may be exposed to foreign markets as a result of the Fund’s investments in U.S. companies that have international exposure.

•                  Foreign Exchanges Risk: The Fund may place trades on exchanges in foreign markets. Regulations of US governmental agencies may not apply to transactions on foreign markets. Some of these foreign markets, in contrast to US exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

•                  Emerging Markets Risk: As compared to developed countries, emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

•                  Currency Risk: Although each Fund will report its net asset value and pay dividends in US dollars, when a Fund invests on a foreign exchange in foreign currency denominated or foreign currency-linked securities, the Fund will be exposed to currency risk. This means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•                  Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•                  Passive Investment Risk. The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. The Funds invest in securities included in, or representative of securities included in, their respective Index, regardless of their investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds, unless such defensive positions are also taken by the applicable Index.

•                  Sampling Risk. The Fund’s use of a representative sampling strategy will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with one or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

•                  Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio. Additionally, the use of sampling techniques may affect

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the Fund’s ability to achieve close correlation with its Index. The Fund’s use of a representative sampling strategy can be expected to produce a greater tracking risk than a replication strategy.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•                  Investment Company Risk. The Fund’s ability to achieve its investment objective may be directly related to the ability of any underlying investment companies (including ETFs and UITs) held by the Fund to meet its investment objective. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in a Fund is not a complete investment program.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C and Class I shares of the Fund. Class I shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

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All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $[    ] billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Victory CEMP Emerging Market Volatility Wtd Index Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to [    ] % of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

• Lower annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A, Class C and Class I shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares. In addition to the different share classes, the Fund’s investment objective and investment strategies are substantially similar to those of an exchange-traded fund (“ETF”) for which Victory Capital serves as investment adviser.  The ETF’s net operating expenses may be less than those of the Fund’s share classes.  However, shares of ETF may be purchased and sold only on a securities exchange through a broker-dealer at the current market price.  For more information about the ETFs, including fees and expenses, call 1-866-376-7890 for a free prospectus, or visit www.CompassEMPFunds.com.  Consult your financial adviser to determine whether shares of the Fund or its corresponding ETF are more appropriate for you.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

15

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

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5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder,

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but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

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Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

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• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

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ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

 BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

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• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

29

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, Ttd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

30

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

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Financial Highlights

Victory CEMP Emerging Market Volatility Wtd Index Fund

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

(formerly Compass EMP U.S. 500 Enhanced Volatility Weighted Fund)

Class A CUHAX

Class C CUHCX

Class I CUHIX

Class R6 [ticker]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	4
Investment Performance	6
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7

Additional Fund Information	8
Investments	9
Risk Factors	10

Investing with Victory	11
Organization and Management of the Fund	13
Share Price	14
Choosing a Share Class	15
How to Buy Shares	18
How to Exchange Shares	22
How to Sell Shares	23

Distribution and Service Plans	25

Dividends, Distributions, and Taxes	26

Important Fund Policies	28

Other Service Providers	30

Financial Highlights	31
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	32

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

Investment Objective

The Fund seeks to provide investment results that track the performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%		0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%		0.00%	0.00%
Other Expenses (2)
Total Annual Fund Operating Expenses (2)
Fee Waivers and Expense Reimbursement (3)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (3)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Restated to reflect current contractual fees. Expenses for Class R6 shares are estimated for the current fiscal year because Class R6 shares are new as of the date of this Prospectus.

(3)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.20%, 1.95%, 0.95% and      % of the Fund’s Class A, Class C, Class I and Class R6 shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least         , 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.74%, and 0.74% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class I	$	$	$	$
Class R6

2

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

(If you do not sell your shares at the end of the period.)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of the issuers included in the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”), an unmanaged index created and maintained by the Adviser.

The Index is a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization measured at the time the Index’s constituent securities are determined. To be eligible for inclusion in the Index, a company must have positive earnings in each of the four most recent quarters. The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2015, the Index had a market capitalization range from $[  ] billion to $[  ] billion.

Index securities are weighted based on the volatility of each security relative to the average volatility of all Index constituents. For purposes of the Index, volatility is defined as a company’s annualized standard deviation of daily price changes over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP US Large Cap 500 Volatility Weighted Index, which is composed of the same securities as in the Index but without any allocation to cash. During a period of market decline, defined as a decline of 10% or more from the all-time daily high value of the CEMP US Large Cap 500 Volatility Weighted Index compared to its most recent month-end value, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.

If the value of the CEMP US Large Cap 500 Volatility Weighted Index declines 10% or more, the Index will liquidate 75% of the stocks included in the Index. The Index will reinvest in stocks as follows:

• The Index will return to being fully invested if the month-end value of the stocks in the CEMP US Large Cap 500 Volatility Weighted Index returns to a level that is less than a 10% decline from its all-time daily high value.

• If the CEMP US Large Cap 500 Volatility Weighted Index declines by 20% (or more) from its all-time daily high value, 25% of the Index will be reinvested back into the stocks of the CEMP US Large Cap 500 Volatility Weighted Index at their current securities weightings.

3

• If the CEMP US Large Cap 500 Volatility Weighted Index declines by 30% (or more) from its all-time daily high value, another 25% of the Index will be reinvested back into the stocks of the CEMP US Large Cap 500 Volatility Weighted Index at their current securities weightings.

• If the CEMP US Large Cap 500 Volatility Weighted Index declines by 40% (or more) from its all-time daily high value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP US Large Cap 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.

The Index’s exposure to the market is dictated by a mathematical index construction algorithm.  The Index will make any prescribed liquidation or reinvestment in stocks in accordance with this algorithm only at month end.

During any periods of unfavorable market conditions, when the Index’s exposure to the market is less than 100%, the uninvested portion of the Index will be invested in short-term fixed income securities.  The Fund will invest the portion of its portfolio corresponding to the Index’s uninvested assets primarily in fixed income securities, including US Treasury bills and notes, commercial paper and corporate bonds. With respect to such fixed income investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the Fund’s fixed income investments may be composed of lower-quality corporate bonds rated B- or higher, which are commonly referred to as “junk bonds.”

The Fund seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index.

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•                  Index Risk. Because the Index’s allocation to cash versus securities may be reallocated monthly, there is a risk that the Index will not be able to immediately react to changes in market conditions that occur between reallocations.

•                  Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

•                  Mid-Capitalization Stock Risk. The earnings and prospects of medium sized companies tend to be more volatile than larger companies and may experience higher failure rates than larger companies.  The stocks of mid-cap companies may have a lower trading volume than those of large-cap companies.

4

•                  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

•                  Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

5

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the S&P 500 Total Return Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	12.21%
Worst Quarter:	6/3/13	1.60%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

Class I returns before taxes		%		%
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index reflects no deduction for fees, expenses or taxes		%		%
S&P 500 Total Return Index reflects no deduction for fees, expenses or taxes		%		%

6

Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except R6. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

Additional Fund Information

The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

In managing the Fund, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, the Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of the Victory CEMP US 500 Long/Cash Volatility Weighted Index (the “Index”), which has been developed by the Adviser. The Fund does not try to outperform the Index.  The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities comprising the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.

From time to time, the Fund may take temporary defensive positions based on the construction of the Index, which is designed to respond to periods of market decline. During periods of market decline, the Fund may hold all or a portion of its assets in fixed income securities, including US Treasury bills and notes, commercial paper and corporate bonds. During such times, the Fund would not benefit from any market appreciation.

For cash management purposes, the Fund may hold all or a portion of its assets in shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

The Fund’s investment objective and 80% investment policy are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

8

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

U.S. Equity Securities Can include common stock and securities that are convertible or exchangeable into common stock of U.S. corporations.

U.S. Government Securities Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.

U.S. Government Instrumentalities Securities issued by U.S. government instrumentalities such as: the Student Loan Marketing Association (“SLMA” or Sallie Mae), The Federal Farm Credit Bank (“FFCB”), and Federal Home Loan Banks. Certain instrumentalities are “wholly-owned Government corporations,” such as the Tennessee Valley Authority (“TVA”).

Corporate Bonds Debt instruments issued by corporations, which may be secured or unsecured.

Commercial Paper Unsecured short-term obligations issued by banks, corporations, broker dealers and other entities to finance their current operations.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Derivatives. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

9

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•                  Index/Temporary Investment Risk. Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not be able to immediately react to changes in market conditions that occur between reallocations. During temporary periods that the Fund is invested in fixed income investments, the Fund would not benefit from any upswing in the market.

•                  Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities are considered speculative. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price. If an issuer defaults or is subject to a reorganization including bankruptcy court protection, its bonds may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

•                  Mid-Capitalization Stock Risk. The earnings and prospects of medium sized companies tend to be more volatile than larger companies and may experience higher failure rates than larger companies. The stocks of mid-cap companies may have a lower trading volume than those of large-cap companies, which may tend to make their market price fall disproportionately more than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•                  Passive Investment Risk. The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. The Funds invest in securities included in, or representative of securities included in, their respective Index, regardless of their investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds, unless such defensive positions are also taken by the applicable Index.

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•                  Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints. If used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•                 Investment Company Risk. The Fund’s ability to achieve its investment objective may be directly related to the ability of any underlying investment companies (including ETFs and UITs) held by the Fund to meet its investment objective. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in a Fund is not a complete investment program.

Investing with Victory

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C, Class I or Class R6 shares of the Fund. Class I and Class R6 shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage

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firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $[ ] billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Victory CEMP US 500 Enhanced Volatility Wtd Index Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to    % of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

• Lower annual expenses than all classes except Class R6 shares.

CLASS R6

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class R6 shares do not pay ongoing distribution and/or service (12b-1) fees.

• Class R6 shares are only available to certain investors.

• Lower annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A, Class C, Class I and Class R6 shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares. In addition to the different share classes, the Fund’s investment objective and investment strategies are substantially similar to those of an exchange-traded fund (“ETF”) for which Victory Capital serves as investment adviser.  The ETF’s net operating expenses may be less than those of the Fund’s share classes.  However, shares of ETF may be purchased and sold only on a securities exchange through a broker-dealer at the current market price.  For more information about the ETFs, including fees and expenses, call 1-866-376-7890 for a free prospectus, or visit www.CompassEMPFunds.com.  Consult your financial adviser to determine whether shares of the Fund or its corresponding ETF are more appropriate for you.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

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For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed

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after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

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Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

Eligibility Requirements to Purchase Class R6 Shares

Class R6 shares may only be purchased by:

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

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If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

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• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

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If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

23

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

24

Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

25

Other Payments to Financial Intermediaries

Except with respect to Class R6 shares, the Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets or the Adviser’s or an affiliate’s resources on sales of or investments in, Class R6 shares.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

28

• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

29

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

30

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

No information is presented for Class R6 of the Fund as the share class is new as of the date of this Prospectus.

31

Financial Highlights

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

32

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP International Enhanced Volatility Wtd Index Fund

(formerly Compass EMP International 500 Enhanced Volatility Weighted Fund)

Class A CVHAX

Class C CVHCX

Class I CVHIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	4
Investment Performance	6
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7

Additional Fund Information	8
Investments	9
Risk Factors	9

Investing with Victory	12
Organization and Management of the Fund	13
Share Price	14
Choosing a Share Class	15
How to Buy Shares	18
How to Exchange Shares	22
How to Sell Shares	23

Distribution and Service Plans	25

Dividends, Distributions, and Taxes	26

Important Fund Policies	28

Other Service Providers	30

Financial Highlights	31
Victory CEMP International Enhanced Volatility Wtd Index Fund	32

Victory CEMP International Enhanced Volatility Wtd Index Fund

Investment Objective

The Fund seeks to provide investment results that track the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before fees and expenses.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%		0.00%
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waivers and Expense Reimbursement (3)(4)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement

(1)   The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase

(2)   Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3)   Restated to reflect current contractual fees.

(4)   The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 2.41%, and 1.41% of the Fund’s Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least[                   ], 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three yes after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

2

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C
(If you sell your shares at the end of the period.)	$	$	$	$
Class I	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

(If you do not sell your shares at the end of the period.)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of the issuers included in the CEMP International 500 Long/Cash Volatility Weighted Index (the “Index”), an unmanaged index created and maintained by the Adviser.

The Index is a volatility weighted index comprised of the 500 largest foreign companies by market capitalization measured at the time the Index’s constituent securities are determined. To be eligible for inclusion in the Index, a company must have positive earnings in each of the four most recent quarters. The Index may include fewer than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2015, the index had a market capitalization range from $   billion to $   billion.

The Index considers foreign companies to be those that are headquartered in a developed country (excluding the U.S. and emerging markets) and whose stock trade on an exchange in a developed country. Emerging markets are generally those with a less-developed economy and per capita income significantly lower than the U.S. or other developed countries.

Index securities are weighted based on the volatility of each security relative to the average volatility of all Index constituents. For purposes of the Index, volatility is defined as a company’s annualized standard deviation of daily price changes over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20%.

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The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP International 500 Volatility Weighted Index, which is composed of the same commodity futures as in the Index, but without any allocation to cash. During a period of market decline, defined as a decline of 12% or more from the all-time daily high value of the CEMP International 500 Volatility Weighted Index compared to its most recent month-end value, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.

If the value of the CEMP International 500 Volatility Weighted Index declines 12% or more, the Index will liquidate 75% of the stocks included in the Index. The Index will reinvest in stocks as follows:

• The Index will return to being fully invested if the month-end value of the stocks in the CEMP International 500 Volatility Weighted Index returns to a level that is less than a 12% decline from its all-time daily high value.

• If the CEMP International 500 Volatility Weighted Index declines by 24% (or more) from its all-time daily high value, 25% of the Index will be reinvested back into the stocks of the CEMP US Large Cap 500 Volatility Weighted Index at their current securities weightings.

• If the CEMP International 500 Volatility Weighted Index declines by 36% (or more) from its all-time daily high value, another 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weightings.

• If the CEMP International 500 Volatility Weighted Index declines by 48% (or more) from its all-time daily high value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.

The Index’s exposure to the market is dictated by a mathematical index construction algorithm.  The Index will make any prescribed liquidation or reinvestment in stocks in accordance with this algorithm only at month end.

During any periods of unfavorable market conditions, when the Index’s exposure to the market is less than 100%, the uninvested portion of the Index will be invested in short-term fixed income securities.  The Fund will invest the portion of its portfolio corresponding to the Index’s uninvested assets primarily in fixed income securities, including US Treasury bills and notes, commercial paper and corporate bonds. With respect to such fixed income investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the Fund’s fixed income investments may be composed of lower-quality corporate bonds rated B- or higher, which are commonly referred to as “junk bonds.”

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

all-time daily highall-time daily highall-time daily high

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

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•      Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•      Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•      Foreign Investment Risk.

•      Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•      Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•      Index Risk. Because the Index’s allocation to cash versus securities may be reallocated monthly, there is a risk that the Index will not be able to immediately react to changes in market conditions that occur between reallocations.

•      Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

•      Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

•      Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV that would be the case if the Fund held all of the securities of the Index. To the extent the assets in the Fund are similar, these risks will be greater.

•      Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

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Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the MSCI EAFE Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	8.72%
Worst Quarter:	6/3/13	(1.30)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

Class I returns before taxes		%		%
CEMP International Long/Cash Volatility Weighted Index reflects no deduction for fees, expenses or taxes		%		%
MSCI EAFE Index reflects no deduction for fees, expenses or taxes		%		%

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Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

The Victory CEMP International Enhanced Volatility Wtd Index Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

In managing the Fund, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, the Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of the CEMP International 500 Long/Cash Volatility Weighted Index (the “Index”), which has been developed by the Adviser. The Fund does not try to outperform the Index.  The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities comprising the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.

From time to time, the Fund may take temporary defensive positions based on the construction of the Index, which is designed to respond to periods of market decline. During periods of market decline, the Fund may hold all or a portion of its assets in fixed income securities, including US Treasury bills and notes, commercial paper and corporate bonds. During such times, the Fund would not benefit from any market appreciation.

For cash management purposes, the Fund may hold all or a portion of its assets in shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

The Fund’s investment objective and 80% investment policy are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

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Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

Corporate Bonds Debt instruments issued by corporations, which may be secured or unsecured.

Commercial Paper Unsecured short-term obligations issued by banks, corporations, broker dealers and other entities to finance their current operations.

Equity Securities of Foreign Companies. Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

U.S. Government Securities Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Derivatives. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•                                       Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

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•                                       Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•                                       Foreign Investment Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•                                          Foreign Exchanges Risk: The Fund may place trades on exchanges in foreign markets. Regulations of U.S. governmental agencies may not apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

•                                          Currency Risk. Although each Fund will report its net asset value and pay dividends in U.S. dollars, when a Fund invests on a foreign exchange in foreign currency denominated or foreign currency-linked securities, the Fund will be exposed to currency risk. This means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Also, the limited partnerships and limited liability companies in which the Funds invest may engage in various investments that are designed to hedge foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements

•                                       Index/Temporary Investment Risk. Because the Fund’s underlying Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not be able to immediately react to changes in market conditions that occur between reallocations. During temporary periods that the Fund is invested in fixed income investments, the Fund would not benefit from any upswing in the market.

•                                       Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities are considered speculative. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price. If an issuer defaults or is subject to a reorganization including bankruptcy

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court protection, its bonds may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

•                                       Passive Investment Risk. The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. The Funds invest in securities included in, or representative of securities included in, their respective Index, regardless of their investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds, unless such defensive positions are also taken by the applicable Index.

•                                       Sampling Risk. The Fund’s use of a representative sampling strategy will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with one or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

•                                       Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio. Additionally, the use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund’s use of a representative sampling strategy can be expected to produce a greater tracking risk than a replication strategy.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•                  Investment Company Risk. The Fund’s ability to achieve its investment objective may be directly related to the ability of any underlying investment companies (including ETFs and UITs) held by the Fund to meet its investment objective. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

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An investment in a Fund is not a complete investment program.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C and Class I shares of the Fund. Class I shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $[   ]billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to [    ]% of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

Share Classes

The Fund offers Class A, Class C and Class I shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares. In addition to the different share classes, the Fund’s investment objective and investment strategies are substantially similar to those of an exchange-traded fund (“ETF”) for which Victory Capital serves as investment adviser.  The ETF’s net operating expenses may be less than those of the Fund’s share classes.  However, shares of ETF may be purchased and sold only on a securities exchange through a broker-dealer at the current market price.  For more information about the ETFs, including fees and expenses, call 1-866-376-7890 for a free prospectus, or visit www.CompassEMPFunds.com.  Consult your financial adviser to determine whether shares of the Fund or its corresponding ETF are more appropriate for you.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide

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which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

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5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder,

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but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

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Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

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• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

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ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

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• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

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Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

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Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

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Financial Highlights

Victory CEMP International Enhanced Volatility Wtd Index Fund

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP REC Enhanced Volatility Wtd Index Fund

(formerly Compass EMP REC Enhanced Volatility Weighted Fund)

Class A CWRAX

Class C CWRCX

Class I CWRIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	4
Investment Performance	6
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7

Additional Fund Information	8
Investments	8
Risk Factors	9

Investing with Victory	11
Organization and Management of the Fund	13
Share Price	14
Choosing a Share Class	15
How to Buy Shares	18
How to Exchange Shares	22
How to Sell Shares	23

Distribution and Service Plans	25

Dividends, Distributions, and Taxes	26

Important Fund Policies	28

Other Service Providers	30

Financial Highlights	31
Victory CEMP REC Enhanced Volatility Wtd Index Fund	31

Victory CEMP REC Enhanced Volatility Wtd Index Fund

Investment Objective

The Fund seeks to provide investment results that track the performance of the CEMP REC Long/Cash Volatility Weighted Index before fees and expenses.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%		0.00%
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waivers and Expense Reimbursement (3)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(3)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 2.41%, and 1.41% of the Fund’s Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least     , 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three yes after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

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Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class I	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

(If you do not sell your shares at the end of the period.)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of issuers included in the CEMP US REIT Long/Cash Volatility Weighted Index (the “Index”), an unmanaged index created and maintained by the Adviser.

The Index is a volatility weighted index comprised of the 100 largest REITs by market capitalization measured at the time the Index’s constituent securities are determined and that trade on a U.S. exchange. To be eligible for inclusion in the Index, a company must have positive earnings in each of the four most recent quarters. The Index may include less than 100 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2015, the Index had a market capitalization range from $   billion to $   billion.

Index securities are weighted based on the volatility of each security relative to the average volatility of all Index constituents. For purposes of the Index, volatility is defined as a company’s annualized standard deviation of daily price changes over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September (based on information as of the prior month-end).

The Fund concentrates investments in the securities of real estate industry issuers (defined as REITs) because, under normal circumstances, it invests over 25% of its assets in REIT common stocks.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP US REIT 100 Volatility Weighted Index, which is composed of the same securities as in the CEMP US REIT Long/Cash Volatility Weighted Index but without any

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allocation to cash. During a period of market decline, defined as a decline of 13% or more from the all-time daily high value of the CEMP US REIT 100 Volatility Weighted Index based on the month-end value, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.

If the value of the CEMP US REIT 100 Volatility Weighted Index declines 13% or more, the Index will liquidate 75% of the stocks included in the Index. The Index will reinvest in stocks as follows:

•                  The Index will return to being fully invested if the month-end value of the stocks in the CEMP US REIT 100 Volatility Weighted Index returns to a level that is less than a 13% decline from its all-time daily high value.

•                  If the CEMP US REIT 100 Volatility Weighted Index declines by 26% (or more) from its all-time daily high value, 25% of the Index will be reinvested back into the stocks of the CEMP US REIT 100 Volatility Weighted Index at their current securities weighting.

•                  If the CEMP US REIT 100 Volatility Weighted Index declines by 39% (or more) from the all-time daily high value, another 25% of the Index will be reinvested back into the stocks of the CEMP US REIT 100 Volatility Weighted Index at their current securities weighting.

•                  If the CEMP US REIT 100 Volatility Weighted Index declines by 52% (or more) from the all-time daily high value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP US REIT 100 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.

The Index’s exposure to the market is dictated by a mathematical index construction algorithm. The Index will make any prescribed liquidation or reinvestment in stocks in accordance with this algorithm only at month end.

During any periods of unfavorable market conditions, when the Index’s exposure to the market is less than 100%, the uninvested portion of the Index will be invested in short-term fixed income securities.  The Fund will invest the portion of its portfolio corresponding to the Index’s uninvested assets primarily in fixed income securities, including US Treasury bills and notes, commercial paper and corporate bonds. With respect to such fixed income investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the Fund’s fixed income investments may be composed of lower-quality corporate bonds rated B- or higher, which are commonly referred to as “junk bonds.”

The use of “REC” in the Fund’s name is intended to be representative of the two major aspects of the Fund’s primary investment strategies: “RE” refers to real estate-related investments, and “C” refers to the cash component allocated to short-term fixed income securities when the Fund is defensively positioned.

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes. There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities

4

generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•                  Index Risk. Because the Index’s allocation to cash versus securities may be reallocated monthly, there is a risk that the Index will not be able to immediately react to changes in market conditions that occur between reallocations.

•                  Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

•                  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

•                  Real Estate Risk. The Fund is subject to real estate industry concentration risk because it normally invests over 25% of its assets in the common stock of REITs.

•                  Real Estate Market. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include overbuilding, decreases in real estate values, and increases in operating costs, interest rates and property taxes.

•                  REIT Risk. The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. REITs (especially mortgage REITs) are subject to interest rate risks. REITs are also heavily dependent upon the success of their management teams. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

•                  Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

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Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the Dow Jones U.S. Select Real Estate Securities Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	9.98%
Worst Quarter:	6/3/13	(3.25)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

Class I returns before taxes		%		%
CEMP US REIT Long/Cash Volatility Weighted Index reflects no deduction for fees, expenses or taxes		%		%
Dow Jones U.S. Select Real Estate Securities Index reflects no deduction for fees, expenses or taxes		%		%

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Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

The Victory CEMP REC Enhanced Volatility Wtd Index Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

In managing the Fund, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, the Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of the CEMP US REIT Long/Cash Volatility Weighted Index (the “Index”), which has been developed by the Adviser. The Fund does not try to outperform the Index.  The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities comprising the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.

From time to time, the Fund may take temporary defensive positions based on the construction of the Index, which is designed to respond to periods of market decline. During periods of market decline, the Fund may hold all or a portion of its assets in fixed income securities, including US Treasury bills and notes, commercial paper and corporate bonds. During such times, the Fund would not benefit from any market appreciation.

For cash management purposes, the Fund may hold all or a portion of its assets in shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

The Fund’s investment objective and 80% investment policy are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

Real Estate Investment Trusts (REITs). Securities representing a pool of real estate or mortgages or both.

U.S. Equity Securities Can include common stock and securities that are convertible or exchangeable into common stock of U.S. corporations.

U.S. Government Securities Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.

8

Corporate Bonds Debt instruments issued by corporations, which may be secured or unsecured.

Commercial Paper Unsecured short-term obligations issued by banks, corporations, broker dealers and other entities to finance their current operations.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Derivatives. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•                  Index/Temporary Investment Risk. Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not be able to immediately react to changes in market conditions that occur between reallocations. During temporary periods that the Fund is invested in fixed income investments, the Fund would not benefit from any upswing in the market.

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•                  Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities are considered speculative. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price. If an issuer defaults or is subject to a reorganization including bankruptcy court protection, its bonds may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

•                  Real Estate Risk.

•                  Real Estate Market. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include overbuilding, decreases in real estate values, and increases in operating costs, interest rates and property taxes.

•                  REIT Risk. The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, which tend to experience lower trading volume, greater earnings volatility, and higher failure rates than larger companies.  REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are also heavily dependent upon the success of their management teams and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

•                  Passive Investment Risk. The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. The Funds invest in securities included in, or representative of securities included in, their respective Index, regardless of their investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds, unless such defensive positions are also taken by the applicable Index.

•                  Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

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The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•                  Investment Company Risk. The Fund’s ability to achieve its investment objective may be directly related to the ability of any underlying investment companies (including ETFs and UITs) held by the Fund to meet its investment objective. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in a Fund is not a complete investment program.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C and Class I  shares of the Fund. Class I shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

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In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $ billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Victory CEMP REC Enhanced Volatility Wtd Index Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to     % of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

• Lower annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A, Class C and Class I shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares. In addition to the different share classes, the Fund’s investment objective and investment strategies are substantially similar to those of an exchange-traded fund (“ETF”) for which Victory Capital serves as investment adviser.  The ETF’s net operating expenses may be less than those of the Fund’s share classes.  However, shares of ETF may be purchased and sold only on a securities exchange through a broker-dealer at the current market price.  For more information about the ETFs, including fees and expenses, call 1-866-376-7890 for a free prospectus, or visit www.CompassEMPFunds.com.  Consult your financial adviser to determine whether shares of the Fund or its corresponding ETF are more appropriate for you.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

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For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed

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after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

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To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

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Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

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• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

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ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

23

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

28

• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

29

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject  to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, LTD. 1350 Euclid Avenue, Suite 800 Cleveland, Ohio 44115,  serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

30

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

Financial Highlights

Victory CEMP REC Enhanced Volatility Wtd Index Fund

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C.	By mail: SEC Public Reference Section	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Call 202-551-8090 for location and hours.	Washington, D.C. 20549-1520

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

(formerly Compass EMP Commodity Strategies Volatility Weighted Fund)

Class A CCOAX

Class C CCOCX

Class I CCOIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	4
Investment Performance	5
Management of the Fund	6
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	7

Additional Fund Information	8
Investments	9
Risk Factors	9

Investing with Victory	11
Organization and Management of the Fund	13
Share Price	14
Choosing a Share Class	15
How to Buy Shares	18
How to Exchange Shares	21
How to Sell Shares	22

Distribution and Service Plans	24

Dividends, Distributions, and Taxes	25

Important Fund Policies	27

Other Service Providers	29

Financial Highlights	29
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	31

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Investment Objective

The Fund seeks to provide investment results that track the performance of the CEMP Commodity Volatility Weighted Index before fees and expenses.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses(3)
Fee Waivers and Expense Reimbursement (3)(4)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(4)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3)         Restated to reflect current contractual fees.

(4)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 2.41%, and 1.41% of the Fund’s Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least[                  ], 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85%  of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

2

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C
(if you sell your shares at the end of the period.)	$	$	$	$
Class I	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C
(If you do not sell your shares at the end of the period.)	$	$	$	$

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in the (long only) commodities futures contracts included in the CEMP Commodity Volatility Weighted Index (“Index”), an unmanaged index created and maintained by the Adviser.

The Index generally consists of long-only futures contracts related to twenty of the most liquid commodities (such as oil, corn, or gold) by trading volume. The Index weights such commodity futures based on the volatility of each commodity. The Index’s commodity futures component is reconstituted every March and September (based on information as of the prior month-end).

The Fund will invest primarily in (long only) futures contracts included in the Index in the same relative weights as the Index.  Although the Fund may make investments in commodity-related derivative instruments directly, the Fund intends to primarily gain exposure to commodities by investing up to 25% of its net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.

The Fund concentrates investments in the commodities industries issuers because, under normal circumstances, it invests at least 25% of its assets in the commodities industries. The Fund defines commodities industries issuers as all commodity-related futures contracts. For purposes of measuring securities of commodities industries investments, the Fund includes futures contracts at their notional value.

The Fund will invest the balance of its assets primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt intended to serve as margin or collateral for

3

the Fund’s derivative positions. The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

• Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries

• Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

•Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

• Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

• Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

•Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the

4

Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the Bloomberg Commodity Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	3.39%
Worst Quarter:	6/3/13	(7.32)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

Class I returns before taxes		%		%
CEMP Commodity Volatility Weighted Index reflects no deduction for fees, expenses or taxes		%		%
Bloomberg Commodity Index reflects no deduction for fees, expenses or taxes		%		%

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Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

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Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

Additional Fund Information

The Victory CEMP Commodity Volatility Weighted Index Strategy Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

In managing the Fund, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, the Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of the CEMP Commodity Volatility Weighted Index (the “Index”), which has been developed by the Adviser. The Fund does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.

For cash management purposes, the Fund may hold all or a portion of its assets in shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

8

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

Commodity-Related Futures Contracts. Financial contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index. To reduce the effects of leverage, liquid assets equal to the contract commitment are set aside to cover the commitment. The Fund may, but is not required to, use derivatives to gain exposure to a commodity investment manner other than investing in the asset directly. A commodity is an asset with tangible properties that is used in commerce, such as fuels (e.g., crude oil, natural gas and gasoline), precious and industrial metals, livestock and agricultural products. The Fund will not use derivatives for speculative purposes.

Commercial Paper. Short-term obligations issued by banks, corporations, broker dealers and other entities to finance their current operations.

Corporate Debt Obligations. Debt instruments issued by corporations. They may be secured or unsecured.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Derivatives. From time to time, the Fund may invest in other types of derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•                  Commodity Risk. The Fund may invest directly or indirectly in commodity-related futures contracts that are exposed to commodity-related risks. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The value of commodity-related securities may also be affected by changes in overall market movements, commodity index volatility, changes in interest rates and the global economy.

9

•                  Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•                  Foreign Risk. The Fund may place trades on exchanges in foreign markets. Regulations of U.S. governmental agencies may not apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

•                  Futures Risk. The Funds’ use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike some securities upon which they are based.

•                  Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities are considered speculative. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price. If an issuer defaults or is subject to a reorganization including bankruptcy court protection, its bonds may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

•                  Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•                  Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Fund, by investing in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary. The investments of the Fund and Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund’s Board has oversight

10

responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Also, the Advisor, in managing the Subsidiary’s portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, when viewed on a consolidated basis. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

•                  Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•                  Investment Company Risk. The Fund’s ability to achieve its investment objective may be directly related to the ability of any underlying investment companies (including ETFs and UITs) held by the Fund to meet its investment objective. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in a Fund is not a

complete investment program.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will

11

help you decide whether it would be more to your advantage to buy Class A, Class C and Class I shares of the Fund. Class I shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

12

Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $[   ] billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to [    ]% of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

13

Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

14

Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

• Lower annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A, Class C and Class I shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

15

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

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i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

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Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

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Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

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• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

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• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

28

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject  to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, Ttd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

29

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

30

Financial Highlights

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund

(formerly Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund)

Class A CCNAX

Class C CCNCX

Class I CCNIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	4
Investment Performance	6
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7

Additional Fund Information	8
Investments	9
Risk Factors	9

Investing with Victory	11
Organization and Management of the Fund	13
Share Price	14
Choosing a Share Class	15
How to Buy Shares	18
How to Exchange Shares	22
How to Sell Shares	23

Distribution and Service Plans	25

Dividends, Distributions, and Taxes	26

Important Fund Policies	28

Other Service Providers	30

Financial Highlights	31
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	32

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund

Investment Objective

The Fund seeks to provide investment results that track the performance of the CEMP Commodity Long/Cash Volatility Wtd Index before fees and expenses.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%		0.00%
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses(3)
Fee Waivers and Expense Reimbursement (3)(4)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(4)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3)         Restated to reflect current contractual fees.

(4)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 2.41%, and 1.41% of the Fund’s Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least [                  ], 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85%  of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

2

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C (if you sell your shares at the end of the period.)	$	$	$	$
Class I	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

                (If you do not sell your shares at the end of the period.)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in the (long only) commodities futures contracts included in the CEMP Commodity Long/Cash Volatility Weighted Index (“Index”), an unmanaged index created and maintained by the Adviser.

The Index generally consists of long-only futures contracts related to twenty of the most liquid commodities (such as oil, corn, or gold) by trading volume. The Index weights such commodity futures based on the volatility of each commodity. The Index’s commodity futures component is reconstituted every March and September (based on information as of the prior month-end).

The Fund will invest primarily in (long only) futures contracts included in the Index in the same relative weights as the Index.  Although the Fund may make investments in commodity-related derivative instruments directly, the Fund intends to primarily gain exposure to commodities by investing up to 25% of its net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.

The Fund concentrates investments in the commodities industries issuers because, under normal circumstances, it invests at least 25% of its assets in the commodities industries. The Fund defines commodities industries issuers as all commodity-related futures contracts. For purposes of measuring securities of commodities industries investments, the Fund includes futures contracts at their notional value.

The Index seeks to limit risk during unfavorable market conditions by reducing its exposure to the market by allocating a specified portion of the Index to cash. Market conditions are measured by reference to the CEMP Commodity Volatility Weighted Index, which is composed of the same commodity futures as in the Index, but without any allocation to cash.

3

During a period of market decline, defined as a decline of 10% or more from the all-time daily high value of the CEMP Commodity Volatility Weighted Index compared to its most recent month-end value, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.

If the value of the CEMP Commodity Volatility Weighted Index declines 10% or more, the Index will liquidate 75% of the stocks included in the Index. The Index will reinvest in stocks as follows:

• The Index will return to being fully invested if the month-end value of the stocks in the CEMP Commodity Volatility Weighted Index returns to a level that is less than a 10% decline from its all-time daily high value.

• If the CEMP Commodity Volatility Weighted Index declines by 20% (or more) from its all-time daily high value, 25% of the Index will be reinvested back into the stocks of the CEMP Commodity Volatility Weighted Index at their current securities weightings.

• If the CEMP Commodity Volatility Weighted Index declines by 30% (or more) from its all-time daily high value, another 25% of the Index will be reinvested back into the stocks of the CEMP Commodity Volatility Weighted Index at their current securities weightings.

• If the CEMP Commodity Volatility Weighted Index declines by 40% (or more) from its all-time daily high value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP Commodity Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.

The Index’s exposure to the market is dictated by a mathematical index construction algorithm.  The Index will make any prescribed liquidation or reinvestment in stocks in accordance with this algorithm only at month end.

For the balance of the Fund’s portfolio that is not invested in the Subsidiary or directly in commodity-related derivative investments, including during any periods of unfavorable market conditions when the Index’s exposure to the market is less than 100% or to serve as margin or collateral for the Fund’s derivative positions, the Fund will invest primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt. The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

• Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries

• Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

4

• Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

•Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

• Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

• Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

•Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

5

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the Bloomberg Commodity Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	12.21%
Worst Quarter:	6/3/13	1.60%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

Class I returns before taxes		%		%
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index reflects no deduction for fees, expenses or taxes		%		%
Bloomberg Commodity Index(1) reflects no deduction for fees, expenses or taxes		%		%
Barclays CTA Index(1) reflects no deduction for fees, expenses or taxes

(1) The Fund has selected the Bloomberg Commodity Index as a benchmark in place of the Barclays CTA Index because the portfolio manager believes the Bloomberg Commodity Index is a better representation of the Fund’s investable universe.

6

Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

Additional Fund Information

The Victory CEMP Commodity Enhanced Volatility Weighted Index Strategy Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

In managing the Fund, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Under normal market conditions, the Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of the CEMP Commodity Long/Cash Volatility Weighted Index (the “Index”), which has been developed by the Adviser.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.

From time to time, the Fund may take temporary defensive positions based on the construction of the Index, which is designed to respond to periods of market decline. During periods of market decline, the Fund may hold all or a portion of its assets in fixed income securities, including US Treasury bills and notes, commercial paper and corporate bonds. During such times, the Fund would not benefit from any market appreciation.

For cash management purposes, the Fund may hold all or a portion of its assets in shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

8

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

Commodity-Related Futures Contracts. Financial contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index. To reduce the effects of leverage, liquid assets equal to the contract commitment are set aside to cover the commitment. The Fund may, but is not required to, use derivatives to gain exposure to a commodity investment manner other than investing in the asset directly. A commodity is an asset with tangible properties that is used in commerce, such as fuels (e.g., crude oil, natural gas and gasoline), precious and industrial metals, livestock and agricultural products. The Fund will not use derivatives for speculative purposes.

Commercial Paper. Short-term obligations issued by banks, corporations, broker dealers and other entities to finance their current operations.

Corporate Debt Obligations. Debt instruments issued by corporations. They may be secured or unsecured.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Derivatives. From time to time, the Fund may invest in other types of derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•                  Commodity Risk. The Fund may invest directly or indirectly in commodity-related futures contracts that are exposed to commodity-related risks. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The value of commodity-related securities may also be affected by changes in overall market movements, commodity index volatility, changes in interest rates and the global economy.

9

•                  Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•                  Foreign Risk. The Fund may place trades on exchanges in foreign markets. Regulations of U.S. governmental agencies may not apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

•                  Futures Risk. The Funds’ use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike some securities upon which they are based.

•                  Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities are considered speculative. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price. If an issuer defaults or is subject to a reorganization including bankruptcy court protection, its bonds may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

•                  Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•                  Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Fund, by investing in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary. The investments of the Fund and Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the

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Fund’s role as the sole shareholder of the Subsidiary. Also, the Advisor, in managing the Subsidiary’s portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, when viewed on a consolidated basis. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

•                  Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•                 Investment Company Risk. The Fund’s ability to achieve its investment objective may be directly related to the ability of any underlying investment companies (including ETFs and UITs) held by the Fund to meet its investment objective. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in a Fund is not a complete investment program.

Investing with Victory

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C and Class I shares of the Fund.

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Class I shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $[ ] billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to    % of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or contingent deferred sales charge (“CDSC”). All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

• Lower annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A, Class C and Class I shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares. In addition to the different share classes, the Fund’s investment objective and investment strategies are substantially similar to those of an exchange-traded fund (“ETF”) for which Victory Capital serves as investment adviser.  The ETF’s net operating expenses may be less than those of the Fund’s share classes.  However, shares of ETF may be purchased and sold only on a securities exchange through a broker-dealer at the current market price.  For more information about the ETFs, including fees and expenses, call 1-866-376-7890 for a free prospectus, or visit www.CompassEMPFunds.com.  Consult your financial adviser to determine whether shares of the Fund or its corresponding ETF are more appropriate for you.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

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For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed

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after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

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Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

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If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

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• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages:
The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road
Columbus, OH 43219
PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

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If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

  BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

  BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

  BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

  BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

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• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

29

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

30

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

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Financial Highlights

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP Long/Short Strategy Fund

(formerly Compass EMP Long/Short Strategies Fund)

Class A CHLAX

Class C CHLCX

Class I CHLIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary

Investment Objective	3

Fees and Expenses	3

Principal Investment Strategy	5

Principal Risks	5

Investment Performance	7

Management of the Fund	8

Purchase and Sale of Fund Shares	8

Tax Information	9

Payments to Broker-Dealers and Other Financial Intermediaries	9

Additional Fund Information	10

Investments	11

Risk Factors	12

Investing with Victory	14

Organization and Management of the Fund	15

Share Price	16

Choosing a Share Class	17

How to Buy Shares	20

How to Exchange Shares	24

How to Sell Shares	26

Distribution and Service Plans	29

Dividends, Distributions, and Taxes	30

Important Fund Policies	32

Other Service Providers	34

Financial Highlights	36

Victory CEMP Long/Short Strategy Fund	37

2

Victory CEMP Long/Short Strategy Fund

Investment Objective

The Fund’s objective is capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses(3)
Fee Waivers and Expense Reimbursement (3)(4)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(4)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

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(2)         Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3)         Restated to reflect current contractual fees.

(4)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 2.41%, and 1.41%  of the Fund’s Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least[                ], 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85%  of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three yes after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
(if you sell your shares at the end of the period.)
Class I	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$
(If you do not sell your shares at the end of the period.)

4

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing long or short primarily in a portfolio of equity securities of U.S. companies. The Fund defines equity securities to include common stock, futures on common stock or stock indices, options on common stock, and other entities, including limited partnerships and limited liability companies (“Underlying Funds”), that invest primarily in equity securities. The Fund will invest its cash in excess of the amount required for futures collateral primarily in domestic and foreign fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate debt. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

The Fund’s Advisor uses a proprietary model to determine whether to be long or short in certain equities, industries, sectors, countries or other parts of the equity markets. The Fund’s Advisor uses the model to attempt to achieve high, low or negative correlations to the broader equity markets. The Advisor may engage a sub-adviser or sub-advisers to execute a portion of the Fund’s investment strategy.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•                  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

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•                  Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

•                  Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

•                  Leverage Risk. Using derivatives to increase the Fund’s long exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•                  Management Risk. The Adviser may not execute the Fund’s principal investment strategy effectively.

•                  Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

•                  Underlying Funds Risk. An Underlying Fund may not achieve its investment objective. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

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Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Barclay Equity Long/Short Index and MSCI EAFE Stock Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	5.67%
Worst Quarter:	6/3/13	(2.54)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%
Class I returns before taxes		%		%
Barclay Equity Long/Short Index reflects no deduction for fees, expenses or taxes
S&P 500 Total Return Index(1) reflects no deduction for fees, expenses or taxes		%		%
MSCI EAFE Stock Index(1) reflects no deduction for fees, expenses or taxes		%		%

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(1) The Fund has selected the S&P 500 Total Return Index as a benchmark in place of the MSCI EAFE Stock Index because the portfolio manager believes the S&P 500 Total Return Index better represents the Fund’s investable universe.

Management of the Fund:

Investment Adviser: Victory Capital Management, Inc.(“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

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Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

The Victory CEMP Long/Short Strategy Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies.  Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

For cash management purposes, the Fund may hold all or a portion of its assets in shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

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Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

Commercial Paper. Short-term obligations issued by banks, corporations, broker dealers and other entities to finance their current operations.

Corporate Debt Obligations. Debt instruments issued by corporations. They may be secured or unsecured.

Derivatives. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Underlying Funds. Limited partnerships, limited liability companies and other types of pooled investment vehicles, some of which may be commodity pools.  May include securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Short Sale. A transaction in which the Fund sells borrowed securities in anticipation of a price decline. The payoff to selling short is the opposite of a long position. A short seller will make money if the stock price falls, while a long position makes money when the stock price appreciates.

U.S. Equity Securities Can include common stock and securities that are convertible or exchangeable into common stock of U.S. corporations.

U.S. Government Securities. Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

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Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•                                          Derivatives Risk. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

•                                          Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                                          Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Inflation can erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•                                          Foreign Investment Risk. Investing in foreign companies involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments.

•                                          Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities are considered speculative. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price. If an issuer defaults or is subject to a reorganization including bankruptcy court protection, its bonds may become worthless, completely illiquid or subject to

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lengthy legal proceedings that will delay the resolution of their value, if any.

•                                          Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The use of leverage may cause the Fund to liquidate portfolio positions at inopportune times to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than would otherwise be the case.

•                                          Management Risk. The Adviser may implement its investment strategy in a way that does not produce the intended result.

•                                          Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

•                                          Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund may pay performance based fees to its manager. Underlying Funds are subject to specific risks, depending on the nature of the investment strategy of the fund. An Underlying Fund may not achieve its investment objective.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in a Fund is not a
complete investment program.

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INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C and Class I  shares of the Fund. Class I shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $[    ] billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Victory CEMP Long/Short Strategy Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to  [   ]% of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

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The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

Share Classes

The Fund offers Class A, Class C and Class I shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

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Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales

18

charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

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An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

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You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

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BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more

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shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

 BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be

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responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

 BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

 BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

 BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces

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your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

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• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

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Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject  to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

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Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund. Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit & Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

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Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

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Financial Highlights

Victory CEMP Long/Short Strategy Fund

37

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP Market Neutral Income Fund

(formerly Compass EMP Market Neutral Income Fund)

Class A CBHAX

Class C CBHCX

Class I CBHIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	4
Investment Performance	6
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7

Additional Fund Information	8
Investments	9
Risk Factors	9

Investing with Victory	12
Organization and Management of the Fund	13
Share Price	14
Choosing a Share Class	15
How to Buy Shares	18
How to Exchange Shares	21
How to Sell Shares	22

Distribution and Service Plans	24

Dividends, Distributions, and Taxes	25

Important Fund Policies	27

Other Service Providers	29

Financial Highlights	30
Victory CEMP Market Neutral Income Fund	30

Victory CEMP Market Neutral Income Fund

Investment Objective

The Fund objective is high current income.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses(3)
Fee Waivers and Expense Reimbursement (3)(4)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(4)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3)         Restated to reflect current contractual fees.

(4)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 2.41%, and 1.41% of the Fund’s Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least[                   ], 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
(If you sell your shares at the end of the period.)
Class I	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$
(If you do not sell your shares at the end of the period.)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by implementing a “market neutral” investment strategy whereby it seeks income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. The Fund uses a multi-strategy approach. It seeks income from (i) long positions in foreign or domestic dividend producing equity securities, and (ii) selling call and/or put options on broad based security indices (such as the S&P 500, Russell 1000 Value, Russell 1000 Growth or MSCI EAFE Indexes) or exchange traded funds (“ETFs”) that track such indices.

The Fund’s investments in foreign or domestic dividend producing equity securities will be securities of any market capitalization size that are included on one of the CEMP Volatility Weighted Indexes. A CEMP Volatility Weighted Index is an index compiled, created, sponsored or maintained by the Adviser that provides broad equity market exposure coupled with fundamental criteria and an equal weighting of volatility among all securities in each index. The Fund hedges against market risk in its equity security investments by taking long and/or short positions in futures on broad based security indices or ETFs that track such indices.

The Fund will invest its cash in excess of the amount required for futures collateral primarily in fixed income securities, including domestic and foreign treasury bills, floating rate securities, certificates of deposit, commercial paper and corporate debt. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 10 years or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

There is no guarantee that the Fund will achieve its objective.

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Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

•Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Investment Company Risk. An investment company (including an ETF) may not achieve its investment objective. Investment companies are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

• Leverage Risk Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk. The Adviser may not execute the Fund’s principal investment strategy effectively.

• Put Option Risk. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

• Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Smaller Capitalization Stock Risk. The earnings and prospects of small and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and mid-sized

4

companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Sold Options Risk. The Fund will incur a loss as a result of a sold option (also referred to as a short position) if the price of the sold option instrument increases in value between the date when the Fund sells the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a sold put transaction and potentially unlimited in a sold call transaction.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

5

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays U.S Government Intermediate Government Index and Barclays Global Treasury ex U.S. Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	0.50%
Worst Quarter:	6/3/13	(2.20)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

Class I returns before taxes		%		%
Barclays U.S Government Intermediate Government Index reflects no deduction for fees, expenses or taxes		%		%
Barclays Global Treasury ex U.S. Index reflects no deduction for fees, expenses or taxes		%		%

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Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

The Victory CEMP Market Neutral Income Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

Keep in mind that for cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

8

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

Derivatives. The Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Equity Securities of Foreign Companies Traded on U.S. Exchanges. Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are shares of investment companies that are bought and sold on a securities exchange.

U.S. Equity Securities Can include common stock and securities that are convertible or exchangeable into common stock of U.S. corporations.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•

Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

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•

Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•

Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Inflation can erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Foreign Risk. The Fund may place trades on exchanges in foreign markets. Regulations of U.S. governmental agencies may not apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty. Additionally, the Fund’s foreign investments may be subject to currency risk, including the risk that the Fund’s net asset value declines as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

•

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

•

Investment Company. The Fund’s ability to achieve its investment objective may be directly related to the ability of any underlying investment companies (including ETFs and UITs) held by the Fund to meet its investment objective. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•

Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities are considered speculative. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price. If an issuer defaults or is subject to a reorganization including bankruptcy court protection, its bonds may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

•

Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The use of leverage may cause the Fund to liquidate portfolio positions at inopportune times to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than would otherwise be the case.

•	Management Risk. The Adviser may implement its investment strategy in a way that does not produce the intended result.

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•

Put Option Risk. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

•

Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

•

Smaller Capitalization Stock Risk. The earnings and prospects of small and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•

Sold Options Risk. The Fund will incur a loss as a result of a sold option (also referred to as a short position) if the price of the sold option instrument increases in value between the date when the Fund sells the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a sold put transaction and potentially unlimited in a sold call transaction.

•

Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund may pay performance based fees to its manager. Underlying Funds are subject to specific risks, depending on the nature of the investment strategy of the fund. An Underlying Fund may not achieve its investment objective.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in a Fund is not a

complete investment program.

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INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C and Class I shares of the Fund. Class I shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $[   ] billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to [    ]% of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

• Lower annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A, Class C and Class I shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

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Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

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i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

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Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

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Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

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• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

 BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

 BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

 BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

 BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

24

Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

26

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

27

• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

28

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund. Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

29

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

Financial Highlights

Victory CEMP Market Neutral Income Fund

30

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP Enhanced Fixed Income Fund

(formerly Compass EMP Enhanced Fixed Income Fund)

Class A CEBAX

Class C CEBCX

Class I CEBIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	4
Investment Performance	6
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7

Additional Fund Information	8
Investments	8
Risk Factors	9

Investing with Victory	10
Organization and Management of the Fund	12
Share Price	13
Choosing a Share Class	14
How to Buy Shares	17
How to Exchange Shares	20
How to Sell Shares	21

Distribution and Service Plans	23

Dividends, Distributions, and Taxes	24

Important Fund Policies	26

Other Service Providers	28

Financial Highlights	29
Victory CEMP Enhanced Fixed Income Fund	29

Victory CEMP Enhanced Fixed Income Fund

Investment Objective

The Fund’s objective is total return.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses(3)
Fee Waivers and Expense Reimbursement (3)(4)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(4)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3)         Restated to reflect current contractual fees.

(4)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.88%, 1.63%, and 0.63% of the Fund’s Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses and additional amount through at least        , 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5%

2

return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C [add in language about no sale of shares]	$	$	$	$
Class I	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$
(If you do not sell your shares at the end of the period.)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in fixed income securities, which it defines as including domestic and foreign treasury bills, notes, commercial paper, corporate and government debt and other forms of indebtedness.

The Fund will invest primarily (long only) in fixed income securities issued by U.S. and foreign companies and governments. The Fund may invest directly in bond futures, individual domestic and foreign government notes and bonds or domestic and foreign corporate debt or indirectly in such investments through limited partnerships, limited liability companies and other types of pooled investment vehicles (“Underlying Funds”).

The Fund’s investments will be weighted based on the volatility of each investment. Volatility is a measure of the historical dispersion of an investment’s price compared to its mean. The weight of each investment is defined by its own volatility relative to the average volatility of other investments. Investments with lower volatility receive a higher weighting and investments with higher volatility receive a lower weighting.

The Fund’s foreign investments will be in companies and governments of developed countries.

The Fund’s target fixed income portfolio duration is 2 to 10 years; however, the Fund may reduce the portfolio duration based on the rising trend of yields or the declining trend of fixed income securities prices. In considering fixed income securities or indirect investments in fixed income securities, the credit rating for these securities is expected to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

The Fund seeks to limit risk during unfavorable (non-normal) market conditions in a country by reducing its exposure to that country’s market. Market conditions are measured by reference to the value of the country’s generally accepted 10-year treasury or government note (“10-year treasury”). During a period of market decline,

3

defined as a decline of 2% or more from the all-time daily high value of the  country’s 10-year treasury, the Fund’s exposure to that  country’s market may be as low as 25% depending on the magnitude and duration of such decline. If the decline in the all-time daily high value of a country’s 10-year treasury declines by 2% or more, the Fund will liquidate approximately 75% of its position in such country. If the all-time daily high value of the country’s 10-year treasury declines by 4% or more, the Fund will begin to reinvest in the country’s market. The Fund  will return to being fully invested in the country at such time that the value of the  country’s 10-year treasury either declines by 8% (or more) from its all-time daily high value or returns to a value that is less than a 2% decline from its all-time daily high value.  The Fund will make any prescribed liquidation or reinvestment based upon week-end values.

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•                 Foreign Investment Risk.

•                  Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•                  Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Junk Bond Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

• Leverage Risk. Using derivatives to increase the Fund’s long exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk. The Adviser may not execute the Fund’s principal investment strategy effectively.

• Market Risk. Overall securities market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Underlying Funds Risk. An Underlying Fund may not achieve its investment objective. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

4

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

5

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the Barclays U.S. Government Intermediate Government Index and Barclays Global Treasury ex U.S. Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	0.94%
Worst Quarter:	6/3/13	(3.00)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

Class I returns before taxes		%		%
Barclays U.S Government Intermediate Government Index reflects no deduction for fees, expenses or taxes		%		%
Barclays Global Treasury ex U.S. Index reflects no deduction for fees, expenses or taxes		%		%

6

Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

The Victory CEMP Enhanced Fixed Income Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

The Fund’s foreign investments will be in companies and governments of developed (non-emerging market) countries.  Emerging markets are generally those with less-developed economies and per-capital incomes significantly lower than the U.S.

Some of the Underlying Funds in which the Fund may invest that invest in bond or interest rate derivatives may be considered commodity pools.

For cash management purposes, the Fund may hold all or a portion of its assets in shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

The Fund’s investment objective and 80% investment policy are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

Commercial Paper. Short-term obligations issued by banks, corporations, broker dealers and other entities to finance their current operations.

Corporate Debt Obligations. Debt instruments issued by corporations. They may be secured or unsecured.

Derivatives. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Underlying Funds. Limited partnerships, limited liability companies and other types of pooled investment vehicles, some of which may be commodity pools.  May include securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

U.S. Government Securities. Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.

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The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

•                  Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•

Derivatives Risk. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

•

Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Inflation can erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Foreign Investment Risk. Investing in foreign companies involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments.

•

Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities are considered speculative. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk). Such securities may also

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include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price. If an issuer defaults or is subject to a reorganization including bankruptcy court protection, its bonds may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

•

Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The use of leverage may cause the Fund to liquidate portfolio positions at inopportune times to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than would otherwise be the case.

•	Management Risk. The Adviser may implement its investment strategy in a way that does not produce the intended result.

•

Market Risk. Overall securities market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund may pay performance based fees to its manager. Underlying Funds are subject to specific risks, depending on the nature of the investment strategy of the fund. An Underlying Fund may not achieve its investment objective.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

An investment in a Fund is not a

complete investment program.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C and Class I  shares of the Fund. Class I shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a

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brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $ billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to     % of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

CLASS I

• No front-end sales charge or CDSC. All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

• Lower annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A, Class C and Class I shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

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Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	2.00%	2.04%
$50,000 up to $99,999	1.75%	1.78%
$100,000 up to $249,999	1.50%	1.52%
$250,000 up to $499,999	1.25%	1.27%
$500,000 up to $999,999	1.00%	1.01%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

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i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

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Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

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Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares , you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

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• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

  BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

25

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

26

• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

27

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject  to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

28

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

Financial Highlights

Victory CEMP Enhanced Fixed Income Fund

29

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C.	By mail: SEC Public Reference Section	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Call 202-551-8090 for location and hours.	Washington, D.C. 20549-1520

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP Ultra Short-Term Fixed Income Fund

(formerly Compass EMP Ultra Short Term Fixed Income Fund)

Class A COFAX

Class I COFIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	3
Investment Performance	5
Management of the Fund	6
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6

Additional Fund Information	7
Investments	8
Risk Factors	8

Investing with Victory	10
Organization and Management of the Fund	11
Share Price	12
Choosing a Share Class	13
How to Buy Shares	15
How to Exchange Shares	19
How to Sell Shares	20

Distribution and Service Plans	22

Dividends, Distributions, and Taxes	23

Important Fund Policies	25

Other Service Providers	27

Financial Highlights	28
Victory CEMP Ultra Short Term Fixed Income Fund	28

Victory CEMP Ultra Short Term Fixed Income Fund

Investment Objective

The Fund’s objective is current income.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses
Total Annual Fund Operating Expenses
Acquired Fund Fee and Expenses(1)
Fee Waivers and Expense Reimbursement (2)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)

(1)         Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(2)         The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.71% and 0.46% of the Fund’s Class A and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$

Class I	$	$	$	$

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets directly in fixed income instruments, which the Fund defines to include domestic and foreign treasury bills and notes, commercial paper, corporate debt and other forms of indebtedness, with a remaining maturity of one year, or less.  The dollar-weighted average fixed income maturity of the Fund is expected to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above)., the Fund invests Up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Junk Bond Risk. . Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Management Risk. The Adviser may implement its investment strategy in a way that does not produce the intended result.

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You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

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Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Citigroup 3-Month Treasury Bill. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	0.13%
Worst Quarter:	6/3/13	0.07%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class I returns before taxes		%		%
Citigroup 3-Month Treasury Bill reflects no deduction for fees, expenses or taxes		%		%

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Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

The Victory CEMP Ultra Short Term Fixed Income Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

Keep in mind that for cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

The Fund’s investment objective and 80% investment policy are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

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Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

Commercial Paper Unsecured short-term obligations issued by banks, corporations, broker dealers and other entities to finance their current operations.

General Obligation Bonds. Secured by the issuer’s full faith, credit, and taxing power for payment of interest and principal.

Corporate Bonds. Bonds issued by corporations. They may be secured or unsecured.

U.S. Government Securities. Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Derivatives. From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•                  Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

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•                  Foreign Investment Risk. Investing in foreign companies involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments.

•                  Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities are considered speculative. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price. If an issuer defaults or is subject to a reorganization including bankruptcy court protection, its bonds may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

•                  Management Risk. The Adviser may implement its investment strategy in a way that does not produce the intended result.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund’s SAI.

•                  Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•                  Investment Company Risk. The Fund’s ability to achieve its investment objective may be directly related to the ability of any underlying investment companies (including ETFs and UITs) held by the Fund to meet its investment objective. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•                  Securities Lending Risk. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

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An investment in a Fund is not a
complete investment program.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A and Class I  shares of the Fund. Class I shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $[    ] billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to [    ]% of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

CLASS I

• No front-end sales charge or contingent deferred sales charge (“CDSC”). All your money goes to work for you right away.

• Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.

• Class I shares are only available to certain investors.

• Lower annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A and Class I shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	1.00%	1.01%
$50,000 up to $99,999	0.80%	0.81%
$100,000 up to $249,999	0.60%	0.60%
$250,000 up to $499,999	0.40%	0.40%
$500,000 up to $999,999	0.20%	0.20%
$1,000,000 and above	0.00%	0.00%

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Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

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c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Fund. Eligible Investors include the following:

• Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;

• Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

• Investors in select fee based programs;

• Current and retired Fund trustees or officers;

• Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**

• Purchases by participants in the Victory Investment Program; and

• Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

**Affiliated Providers are affiliates and subsidiaries of the Adviser and any organization that provides services to the Trust.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the

15

Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

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• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

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BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations 3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

 BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

 BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

 BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

 BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

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Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

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• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

26

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject  to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

27

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

Financial Highlights

Victory CEMP Ultra Short Term Fixed Income Fund

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P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP Multi-Asset Growth Fund

(formerly Compass EMP Multi-Asset Growth Fund)

Class A LTGAX

Class C LTGCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	4
Investment Performance	6
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	8

Additional Fund Information	9
Investments	10
Risk Factors	10

Investing with Victory	11
Organization and Management of the Fund	13
Share Price	14
Choosing a Share Class	15
How to Buy Shares	17
How to Exchange Shares	21
How to Sell Shares	22

Distribution and Service Plans	24

Dividends, Distributions, and Taxes	25

Important Fund Policies	27

Other Service Providers	29

Financial Highlights	30
Victory CEMP Multi-Asset Growth Fund	31

Victory CEMP Multi-Asset Growth Fund

Investment Objective

The Victory CEMP Multi-Asset Growth Fund’s (the “Growth Fund” or the “Fund”) objective is to achieve long-term capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses(3)
Fee Waivers and Expense Reimbursement (3)(4)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(4)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3)         Restated to reflect current contractual fees.

(4)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.73% and 2.48% of the Fund’s Class A and Class C shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
(if you sell your shares at the end of the period.)

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

(If you do not sell your shares at the end of the period.)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of equities, fixed income securities and futures contracts (including commodity, currency and financial futures) across a broad range of global equities including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies.

The Fund may invest directly in equity investments, but will typically do so through investment in a mix of affiliated underlying funds, including exchange traded funds (“ETFs”), (“Victory Funds”) advised by the Fund’s investment adviser, Victory Capital Management Inc. (the “Adviser”). The Fund may also invest in unaffiliated underlying funds if a Victory Fund in a particular asset class is not available.  The Adviser will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio.

To create the Fund’s portfolio, the Adviser uses a proprietary, rules-based volatility weighted global asset allocation model that seeks to produce lower correlation and volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The asset allocation model consists of restrictions, constraints and criteria for the purchase or sale of each individual asset class, security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate to the performance of any particular securities index.

The Adviser does not take into consideration the market capitalization of the equity securities in which the Fund invests in making investment decisions for the Fund and, therefore, the Fund may invest across a range of market capitalizations.

There is no guarantee that the Fund will achieve its objective.

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Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

•                  Conflict of Interest Risk. The Fund invests in affiliated underlying funds (the Victory Funds), unaffiliated underlying funds, or a combination of both. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Adviser will receive more revenue to the extent it selects a Victory Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Adviser may have an incentive to allocate the Fund’s assets to those Victory Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Victory Funds.

•                  Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•                  Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•                  Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

•                  Liquidity Risks. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•                  Management Risk. The Adviser’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•                  Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•                  Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

•                  Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

•                  Smaller Capitalization Stock Risk. The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to

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make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•                  Underlying Funds Risk. An underlying fund in which the Fund invests may not achieve its investment objective. Underlying funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

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Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class C shares of the Fund, including applicable maximum sales charges, compare to several broad-based securities indexes. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	6/30/09	18.04%
Worst Quarter:	3/31/09	(10.21)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		5 Years		Since Inception (11/19/2012)
Class A returns before taxes		%		%		%
Class A returns after taxes on distributions		%		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%		%
Class C returns before taxes		%		%		%

MSCI World Stock Index(1) reflects no deduction for fees, expenses or taxes		%		%		%
S&P 500 Total Return Index(1) reflects no deduction for fees, expenses or taxes		%		%		%
Barclay Hedge Fund Index reflects no deduction for fees, expenses or taxes		%		%		%
Barclay Hedge Fund of Funds Index reflects no deduction for fees, expenses or taxes		%		%		%
Growth Fund Blend Benchmark(2) reflects no deduction for fees, expenses or taxes		%		%		%

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(1) The Fund has selected the MSCI World Stock Index as a benchmark in place of the S&P 500 Total Return Index because the portfolio manager believes the MSCI World Stock Index is a better representation of the Fund’s investable universe.

(2) The Growth Fund Blend Benchmark consists of the following: Fund inception to June 1, 2013 — 35% MSCI World Index, 62% Barclay Hedge Fund of Fund Index, 3% Citigroup 1 Mo. Treasury Bill Index. June 1, 2013 to present — 97% MSCI World Stock Index, 3% Citigroup 1 Mo. Treasury Bill Index.

Management of the Fund:

Investment Adviser: Victory Capital Management Inc.(“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

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Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

The Victory CEMP Multi-Asset Growth Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

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Investments

The following describes the types of securities the Fund, or an underlying fund in which the Fund may invest, may purchase under normal market conditions to achieve its principal investment strategy.

Derivatives. From time to time, a fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Equity Securities of Companies Traded on Foreign Exchanges. Can include common stock and securities convertible into stock of non-U.S. corporations.

Equity Securities of U.S. Companies Can include common stock and securities that are convertible or exchangeable into common stock of U.S. corporations.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Real Estate Investment Trust. Securities representing a pool of real estate or mortgages or both.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•Conflict of Interest Risk. The Fund invests in affiliated underlying funds (the Victory Funds), unaffiliated underlying funds, or a combination of both. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Adviser will receive more revenue to the extent it selects a Victory Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Adviser may have an incentive to allocate the Fund’s assets to those Victory Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Victory Funds.

•Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

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•Foreign Risk. Investing in foreign companies involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments.

•Liquidity Risks. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•Management Risk. The Adviser’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

•Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

•Smaller-Capitalization Stock Risk. The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund. A fund may not achieve its investment objective.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

An investment in a Fund is not a
complete investment program.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A and Class C shares of the Fund. The following sections describe how to open an account directly with us, how to access information about your account,

11

and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $[   ] billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to [    ]% of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A and Class C shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

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Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

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iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

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You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations

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3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

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• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

28

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

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Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the past five years.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

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Financial Highlights

Victory CEMP Multi-Asset Growth Fund

31

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP Multi-Asset Balanced Fund

(formerly Compass EMP Multi-Asset Balanced Fund)

Class A CTMAX

Class C CTMCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	4
Investment Performance	6
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7

Additional Fund Information	8
Investments	9
Risk Factors	9

Investing with Victory	11
Organization and Management of the Fund	12
Share Price	13
Choosing a Share Class	14
How to Buy Shares	16
How to Exchange Shares	20
How to Sell Shares	21

Distribution and Service Plans	23

Dividends, Distributions, and Taxes	24

Important Fund Policies	26

Other Service Providers	28

Financial Highlights	29
Victory CEMP Multi-Asset Balanced Fund	30

Victory CEMP Multi-Asset Balanced Fund

Investment Objective

The Victory CEMP Multi-Asset Balanced Fund’s (the “Balanced Fund” or the “Fund”) primary objective is total return, which the Balanced Fund considers to be a combination of interest, capital gains, dividends and distributions.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waivers and Expense Reimbursement (3)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(3)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.51% and 2.26% of the Fund’s Class A and Class C shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
(If you sell your shares at the end of the period)

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

(If you do not sell your shares at the end of the period.)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of equities, fixed income securities and futures contracts (including commodity, currency and financial futures) across a broad range of global asset classes including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies, U.S. and international bonds, U.S. and international real estate, commodities and currencies. Under normal market conditions, the Fund invests at least 25% of its net assets in equity securities and at least 25% of its assets in fixed income securities.

The Fund invests primarily in fixed income, equity and alternative (including commodity, currency, hedging and real estate) securities. The Fund may invest in these asset classes directly, but will typically do so through investment in a mix of affiliated underlying funds, including exchange traded funds (“ETFs”), (“Victory Funds”) advised by the Fund’s investment adviser, Victory Capital Management Inc. (the “Adviser”). The Fund may also invest in unaffiliated underlying funds if a Victory Fund in a particular asset class is not available.  The Adviser will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio.

To create the Fund’s portfolio, the Adviser uses a proprietary, rules-based volatility weighted global asset allocation model that seeks to produce lower correlation and volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The asset allocation model consists of restrictions, constraints and criteria for the purchase or sale of each individual asset class, security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate to the performance of any particular securities index.

The Adviser does not take into consideration the market capitalization of the equity securities in which the Fund invests in making investment decisions for the Fund and, therefore, the Fund may invest across a range of market capitalizations.

In considering fixed income securities in which the Fund may invest, directly or indirectly, the credit rating for these securities will generally be investment grade (which the Adviser defines as having a rating of BBB and above), but up to 20% of the Fund’s assets invested in fixed income may be invested in junk bonds. While the Fund may invest in fixed income securities with any credit rating or maturity, it typically will hold fixed income securities with an intermediate average maturity (defined as between 2 and 10 years).

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There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

•                  Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•                  Conflict of Interest Risk. The Fund invests in affiliated underlying funds (the Victory Funds), unaffiliated underlying funds, or a combination of both. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Adviser will receive more revenue to the extent it selects a Victory Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Adviser may have an incentive to allocate the Fund’s assets to those Victory Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Victory Funds.

•                  Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•                  Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•                  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•                  Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

•                  Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

•                  Liquidity Risks. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•                  Management Risk. The Adviser’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

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•                  Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•                  Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

•                  Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

•                  Smaller Capitalization Stock Risk. The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•                  Underlying Funds Risk.  An underlying fund in which the Fund invests may not achieve its investment objective. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

5

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class C shares of the Fund, including applicable maximum sales charges, compare to several broad-based securities indexes. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	3/31/13	12.71%
Worst Quarter:	6/3/13	(3.26)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		Since Inception (11/19/2012)
Class A returns before taxes		%		%
Class A returns after taxes on distributions		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%
Class C returns before taxes		%		%

MSCI World Stock Index(1) reflects no deduction for fees, expenses or taxes		%		%
S&P 500 Total Return Index(1) reflects no deduction for fees, expenses or taxes		%		%
Barclay Hedge Fund of Funds Index reflects no deduction for fees, expenses or taxes		%		%
Balanced Fund Blend Benchmark reflects no deduction for fees, expenses or taxes		%		%
Barclay Global Treasury ex- U.S.(2) Index reflects no deduction for fees, expenses or taxes		%		%

(1) The Fund has selected the MSCI World Stock Index as a benchmark in place of the S&P 500 Total Return Index because the portfolio manager believes the MSCI World Stock Index is a better representation of the Fund’s investable universe.

(2) The Balanced Fund Blend Benchmark consists of the following: Fund inception to June 1, 2013 — 15% MSCI World Index, 50% Barclay Hedge Fund of Fund Index, 18% Barclays Global Treasury Ex U.S. Index,12% Citigroup Treasury Index, 5% Citigroup 1 Mo. Treasury Bill Index. June 1, 2013 to present — 48% MSCI World Index, 25% Barclay Hedge Fund of Fund Index, 13% Barclays Global Treasury Ex U.S. Index, 12% Citigroup Treasury Index, 5% Citigroup 1 Mo. Treasury Bill Index.

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Management of the Fund:

Investment Adviser: Victory Capital Management, Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the

7

financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Fund Information

The Victory CEMP Multi-Asset Balanced Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

8

Investments

The following describes the types of securities the Fund, or an underlying fund in which the Fund may invest, may purchase under normal market conditions to achieve its principal investment strategy.

Corporate Bonds. Debt instruments issued by corporations. They may be secured or unsecured.

Derivatives. From time to time, a fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Equity Securities of Companies Traded on Foreign Exchanges. Can include common stock and securities convertible into stock of non-U.S. corporations.

Equity Securities of U.S. Companies Can include common stock and securities that are convertible or exchangeable into common stock of U.S. corporations.

General Obligation Bonds. Secured by the issuer’s full faith, credit, and taxing power for payment of interest and principal.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

Real Estate Investment Trust. Securities representing a pool of real estate or mortgages or both.

U.S. Government Securities. Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•Conflict of Interest Risk. The Fund invests in affiliated underlying funds (the Victory Funds), unaffiliated underlying funds, or a combination of both. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Adviser will receive more revenue to the extent it selects a Victory Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Adviser may have an incentive to allocate the Fund’s assets to those Victory Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Victory Funds.

•Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose

9

restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

•Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•Foreign Risk. Investing in foreign companies involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments.

•Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

•Liquidity Risks. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•Management Risk. The Adviser’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

•Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

10

•Smaller-Capitalization Stock Risk. The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund. A fund may not achieve its investment objective.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

An investment in a Fund is not a
complete investment program.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A and Class C shares of the Fund. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $[   ] billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to [     ]% of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A and Class C shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

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Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

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iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

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You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations

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3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

  BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

23

Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

24

DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

25

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

26

• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

27

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

28

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the past five years.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

29

Financial Highlights

Victory CEMP Multi-Asset Balanced Fund

30

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

October   , 2015

Prospectus

Victory CEMP Alternative Strategies Fund

(formerly Compass EMP Alternative Strategies Fund)

Class A CAIAX

Class C CAICX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CompassEMPFunds.com
800-539-FUND

(800-539-3863)

Victory
Portfolios II

Fund Summary
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	4
Investment Performance	6
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7

Additional Fund Information	8
Investments	9
Risk Factors	10

Investing with Victory	11
Organization and Management of the Fund	13
Share Price	14
Choosing a Share Class	15
How to Buy Shares	17
How to Exchange Shares	21
How to Sell Shares	22

Distribution and Service Plans	24

Dividends, Distributions, and Taxes	25

Important Fund Policies	27

Other Service Providers	29

Financial Highlights	30
Victory CEMP Alternative Strategies Fund	31

Victory CEMP Alternative Strategies Fund

Investment Objective

The Victory CEMP Alternative Strategies Fund’s (the “Alternative Fund” or the “Fund”) objective is long-term capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page     of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page     of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waivers and Expense Reimbursement (3)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(3)

(1)         The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.80% and 2.55% of the Fund’s Class A and Class C shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

2

Class	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
(If you sell your shares at the end of the period.)

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

(If you do not sell your shares at the end of the period.)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was    % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of equities, fixed income securities and futures contracts (including commodity, currency and financial futures) across a broad range of global asset classes including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies, U.S. and international bonds, U.S. and international real estate, commodities and currencies.

The Fund’s strategy generally focuses on investments that have the potential to provide capital appreciation.

The Fund invests primarily in fixed income, equity and alternative (including commodity, currency, hedging and real estate) securities. The Fund may invest in these asset classes directly, but will typically do so through investment in a mix of affiliated underlying funds, including exchange traded funds (“ETFs”), (“Victory Funds”) advised by the Fund’s investment adviser, Victory Capital Management Inc. (the “Adviser”). The Fund may also invest in unaffiliated underlying funds if a Victory Fund in a particular asset class is not available.  The Adviser will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio.

To create the Fund’s portfolio, the Adviser uses a proprietary, rules-based volatility weighted global asset allocation model that seeks to produce lower correlation and volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The asset allocation model consists of restrictions, constraints and criteria for the purchase or sale of each individual asset class, security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate to the performance of any particular securities index.

The Adviser does not take into consideration the market capitalization of the equity securities in which the Fund invests in making investment decisions for the Fund and, therefore, the Fund may invest across a range of market capitalizations.

In considering fixed income securities in which the Fund may invest, directly or indirectly, the credit rating for these securities will generally be investment grade (which the Adviser defines as having a rating of BBB and above), but

3

up to 20% of the Fund’s assets invested in fixed income may be invested in junk bonds. While the Fund may invest in fixed income securities with any credit rating or maturity, it typically will hold fixed income securities with an intermediate average maturity (defined as between 2 and 10 years).

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

•                  Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•                  Conflict of Interest Risk. The Fund invests in affiliated underlying funds (the Victory Funds), unaffiliated underlying funds, or a combination of both. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Adviser will receive more revenue to the extent it selects a Victory Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Adviser may have an incentive to allocate the Fund’s assets to those Victory Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Victory Funds.

•                  Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•                  Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

•                  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

•                  Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•                  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•                  Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

•                  Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

•                  Liquidity Risks. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time

4

or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•                  Management Risk. The Adviser’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•                  Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•                  Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

•                  Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

•                  Smaller Capitalization Stock Risk. The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•                  Underlying Funds Risk. An underlying fund in which the Fund invests may not achieve its investment objective. Underlying funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

5

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class C shares of the Fund, including applicable maximum sales charges, compare to several broad-based securities indexes. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter:	9/30/10	8.77%
Worst Quarter:	6/30/10	(6.34)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2015 was     %

Average Annual Total Returns (For the periods ended 12/31/14)

	1 Year		5 Years		Since Inception (11/19/2012)
Class A returns before taxes		%		%		%
Class A returns after taxes on distributions		%		%		%
Class A returns after taxes on distributions and sale of fund shares		%		%		%
Class C returns before taxes		%		%		%

S&P 500 Total Return Index reflects no deduction for fees, expenses or taxes		%		%		%
Barclay Hedge Fund Index reflects no deduction for fees, expenses or taxes		%		%		%
Barclay Hedge Fund of Funds Index reflects no deduction for fees, expenses or taxes		%		%		%

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Management of the Fund:

Investment Adviser: Victory Capital Management, Inc.(“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers: Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since its inception in 2014.

Purchase and Sale of Fund Shares:

The minimum initial purchase is $2,500 for regular accounts and $1,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. We may reduce or waive the minimums in some cases.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order.

Tax Information:

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payment to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes. These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

The Victory CEMP Alternative Strategies Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds”.

This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

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Investments

The following describes the types of securities the Fund, or an underlying fund in which the Fund may invest, may purchase under normal market conditions to achieve its principal investment strategy.

Corporate Bonds. Debt instruments issued by corporations. They may be secured or unsecured.

Derivatives. From time to time, a fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

Equity Securities of Companies Traded on Foreign Exchanges. Can include common stock and securities convertible into stock of non-U.S. corporations.

Equity Securities of U.S. Companies Can include common stock and securities that are convertible or exchangeable into common stock of U.S. corporations.

General Obligation Bonds. Secured by the issuer’s full faith, credit, and taxing power for payment of interest and principal.

Investment Companies. The Fund may invest in securities of other investment companies, including unit investment trusts (UITs) and exchange-traded funds (ETFs), if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies that are bought and sold on a securities exchange.

General Obligation Bonds. Secured by the issuer’s full faith, credit, and taxing power for payment of interest and principal.

Real Estate Investment Trust. Securities representing a pool of real estate or mortgages or both.

U.S. Government Securities. Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.

The Adviser may use several types of investments in furtherance of the Fund’s overall investment objective. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but the Adviser does not consider them to be a part of the Fund’s principal investment strategies. Additional types of securities and strategies that the Fund may utilize are included in the Fund’s SAI.

Securities Lending. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

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Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.

•Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•Conflict of Interest Risk. The Fund invests in affiliated underlying funds (the Victory Funds), unaffiliated underlying funds, or a combination of both. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Adviser will receive more revenue to the extent it selects a Victory Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Adviser may have an incentive to allocate the Fund’s assets to those Victory Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Victory Funds.

•Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•Derivatives Risk. Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

•Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

•Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•Foreign Risk. Investing in foreign companies involves certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments.

•Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

•Liquidity Risks. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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•Management Risk. The Adviser’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

•Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

•Smaller-Capitalization Stock Risk. The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund. A fund may not achieve its investment objective.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

An investment in a Fund is not a
complete investment program.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A and Class C shares of the Fund. The following sections describe how to open an account directly with us, how to access information about your account, and how to buy, exchange and sell shares of the Fund. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm’s policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-3863. They will be happy to assist you.

All you need to do to get started is to fill out an application.

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Important information about sales load breakpoints

The Fund charges a front-end sales load on purchases of Class A shares. The sales charge is lower for larger investments. The investment levels required to obtain a reduced sales load are commonly referred to as “breakpoints.”

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

You can find additional information regarding sales charges and their reductions on the Fund’s website, CompassEMPFunds.com, by clicking on [ ]. Information regarding sales charges is also included in the Fund’s Statement of Additional Information.

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Organization and Management of the Fund

The Fund’s Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of September 30, 2015, the Adviser managed or advised assets totaling in excess of $[    ] billion for individual and institutional clients. The Adviser’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Fund.

For the fiscal year ended June 30, 2015, the Adviser was paid advisory fees, before waivers, at an annual rate equal to [    ]% of the average daily net assets of the Fund. A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended June 30, 2015.

Portfolio Management

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Funds.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

Portfolio Managers listed for the Fund are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Share Price

The Fund calculates its share price, called its NAV, each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:

• Trading in the security has been halted;

• The market quotation for the security is clearly erroneous due to a clerical error;

• The security’s liquidity decreases such that, in the Adviser’s opinion, the market quotation has become stale; or

• An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find the Fund’s NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find the Fund’s NAV by calling 800-539-3863or by visiting the Fund’s website at Compass EMPFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

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Choosing a Share Class

CLASS A

• Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge.

• Class A shares also pay ongoing distribution and/or service (12b-1) fees.

• Lower annual expenses than Class C shares.

CLASS C

• No front-end sales charge. All your money goes to work for you right away.

• A deferred sales charge (CDSC) if you sell your shares within twelve months of their purchase.

• Class C shares also pay ongoing distribution and/or service (12b-1) fees.

• Higher annual expenses than all other classes of shares.

Share Classes

The Fund offers Class A and Class C shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

Also, not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares.

The Fund reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Fund may also waive any applicable eligibility requirements or investment minimums at its discretion.

The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

For historical expense information, see the “Financial Highlights” at the end of this Prospectus.

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus the applicable initial sales charge. The sales charge percentage decreases as the amount that you invest increases. The current sales charge rates are listed below:

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Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above	0.00%	0.00%

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1. Purchases sufficient to reach a breakpoint (see Investing with Victory — Important information about sales load breakpoints).

2. A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3. Rights of Accumulation allow you to add the value of any Class A shares of the Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4. The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Victory Funds.

6. The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

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iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h. Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i. Investors that have an investment account with the Adviser.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund.

How to Buy Shares

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

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You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Fund’s website, CompassEMPFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Fund, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

• By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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• By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

• By Exchange

You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of CompassEMPFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

• Via the Internet

If you are a registered user, you may request a purchase of shares through our website at CompassEMPFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

• By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

• By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

• By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Other purchase rules you should know

The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: The Victory Funds c/o SunGuard TA Operations

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3435 Stelzer Road Columbus, OH 43219 PHONE: 800-539-3863

BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND(800-539-3863)

ON THE INTERNET	www.CompassEMPFunds.com

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

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Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

• Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange to the new share class.

• To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

• Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Fund’s other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

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Requesting an exchange

You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

• By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

• By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800539-3863-or by visiting CompassEMPFunds.com

• Via the Internet

You may also exchange shares via the Internet at CompassEMPFunds.com if you are a registered user.

Other exchange rules you should know

The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.CompassEMPFunds.com.

  BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-3863. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

• Mail a check to the address of record;

• Wire funds to a previously designated domestic financial institution;

• Mail a check to a previously designated alternate address; or

• Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

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If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

• Your account registration has changed within the last 15 days;

• The check is not being mailed to the address on your account;

• The check is not being made payable to the owner of the account;

• The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

• The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

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Additional Information about Redemptions

• Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

• The Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

• The Fund may suspend your right to redeem your shares in the following circumstances:

• During non-routine closings of the NYSE;

• When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or

• When the SEC orders a suspension to protect the Fund’s shareholders.

• The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash.

• If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Service Plans

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares and, as applicable for the Fund and for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Other Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Fund or other Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Dividends, Distributions, and Taxes

Buying a dividend. You should check the Fund’s distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund’s investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-3863.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the Reinvestment Option described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

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DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.

• Qualified dividends received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.

• Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund.

• An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

• An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.

• Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.

• An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Fund, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

• Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

• Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you.

• Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

• The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).

• The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

• You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

• The Fund may provide estimated capital gain distribution information through its website at CompassEMPFunds.com.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

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Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

• Change of name;

• Add/change banking instructions;

• Add/change beneficiaries;

• Add/change authorized account traders;

• Adding a Power of Attorney;

• Add/change Trustee; and

• Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

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• Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

• Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling toll free 800-539-3863.

You can find a complete description of the Fund’s policies and procedures with respect to disclosure of its portfolio securities in the Fund’s SAI or on the Fund’s website, CompassEMPFunds.com.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

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Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

Manager-of-Managers Structure

Subject to the review and approval of the Board, and notice to shareholders, the Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements the Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that the Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the subadviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund. The Fund has received an order from the Securities and Exchange Commission enabling it to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”).

To the extent the Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new subadviser or a material amendment of any existing sub-adviser agreement.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

Citibank N.A., 388 Greenwich Street, New York, New York 10013, serves as the custodian of the Fund’s investments and cash and settles trades made by the Fund.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as the fund administrator and fund accountant for the Fund.Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, sub-fund accountant for the Fund.

SunGard Investor Services LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend disbursing agent for the Fund..

Cohen Fund Audit Services, 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115,serves as the Independent Registered Public Accounting firm for the Fund.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Fund.

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Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund’s financial performance for the past five years.

Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

As of June 30, 2015, the information for each period presented has been audited by BBD, LLC, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available by calling the Fund at 800-539-3863 and at CompassEMPFunds.com.

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Financial Highlights

Victory CEMP Alternative Strategies Fund

31

P.O. Box 182593

Columbus, OH 43218-2593

Statement of Additional Information (SAI): The SAI contains more information about the Fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund’s investments and the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at CompassEMPFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).	By mail: The Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-22696

STATEMENT OF ADDITIONAL INFORMATION

October  , 2015

	Class A	Class C	Class I	Class R6
Victory CEMP US 500 Volatility Wtd Index Fund	CFLAX	CFLCX	CFLIX
Victory CEMP US Small Cap Volatility Wtd Index Fund	CHSAX	CHSCX	CHSIX	n/a
Victory CEMP International Volatility Wtd Index Fund	CTIAX	CTICX	CTIIX	n/a
Victory CEMP Emerging Market Volatility Wtd Index Fund	CMKAX	CMKCX	CMKIX	n/a
Victory CEMP REC Enhanced Volatility Wtd Index Fund	CWRAX	CWRCX	CWRIX	n/a
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	CUHAX	CUHCX	CUHIX
Victory CEMP Long/Short Strategy Fund	CHLAX	CHLCX	CHLIX	n/a
Victory CEMP International Enhanced Volatility Wtd Index Fund	CVHAX	CVHCX	CVHIX	n/a
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	CCNAX	CCNCX	CCNIX	n/a
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	CCOAX	CCOCX	CCOIX	n/a
Victory CEMP Market Neutral Income Fund	CBHAX	CBHCX	CBHIX	n/a
Victory CEMP Enhanced Fixed Income Fund	CEBAX	CEBCX	CEBIX	n/a
Victory CEMP Ultra Short Term Fixed Income Fund	COFAX	n/a	COFIX	n/a

(each a “Fund” and together, the “Funds”)

Each Fund is a series of Victory Portfolios II (formerly Compass EMP Funds Trust)

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with each Fund’s Prospectus, dated October   , 2015, which is incorporated by reference into this SAI (i.e., legally made a part of this SAI). Copies may be obtained without charge by contacting the Funds at P.O Box 182593, Columbus, Ohio 43218-2593, or by calling toll free 800-539-3863.

THE FUNDS	2
INVESTMENT RESTRICTIONS	2
SEGREGATION OF ASSETS	4
INVESTMENTS AND RISKS	5
TEMPORARY DEFENSIVE MEASURES	27
PORTFOLIO TURNOVER	27
DISCLOSURE OF PORTFOLIO HOLDINGS	28
MANAGEMENT OF THE TRUST	29
ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES	35
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	36
INVESTMENT ADVISER	42
PORTFOLIO MANAGERS	46
ADMINISTRATION, FUND ACCOUNTNG AND TRANSFER AGENT SERVICES	50
CUSTODIAN	52
DISTRIBUTOR	52
CODES OF ETHICS	57
PROXY VOTING POLICIES AND PROCEDURES	57
BROKERAGE ALLOCATION AND OTHER PRACTICES	59
ANTI-MONEY LAUNDERING PROGRAM	60
DETERMINATION OF NET ASSET VALUE	61
PURCHASE AND REDEMPTIONS OF SHARES	62
TAX STATUS	67
ORGANIZATION OF THE TRUST	73
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	73
LEGAL MATTERS	74
FINANCIAL STATEMENTS	74

THE FUNDS

The Funds are each a diversified series of Victory Portfolios II (formerly Compass EMP Funds Trust), a Delaware statutory trust organized on April 11, 2012 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).

Each Fund may issue an unlimited number of shares of beneficial interest. All shares of a Fund have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which such shares are entitled to vote. In addition, each share of a Fund is entitled to participate equally with other shares of that Fund, on a class-specific basis, (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of each Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Victory Capital Management Inc. (the “Adviser”), is the Fund’s investment adviser. Each Fund’s investment objective(s), restrictions and policies are more fully described here and in the Fund’s Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time and offer shares of that fund.

Each Fund, other than the Victory CEMP US 500 Volatility Wtd Index Fund, Victory CEMP US 500 Enhanced Volatility Wtd Index Fund and the Victory CEMP Ultra Short-Term Fixed Income Fund, offers three classes of shares: Class A shares, Class C shares and Class I shares. The Victory CEMP US 500 Volatility Wtd Index Fund and the Victory CEMP US 500 Enhanced Volatility Wtd Index Fund offer four classes of shares: Class A shares, Class C shares, Class I shares and Class R6 shares. The Victory CEMP Ultra Short-Term Fixed Income Fund offers two classes of shares, Class A shares and Class I shares. Each share class of a Fund represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads; (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares, and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following fundamental investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. Each Fund may not:

1.              Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

2.              Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3.              Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. This limitation does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities;

4.              Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5.              Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries; except that (a) the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and (b) the Compass EMP Commodity Strategies Volatility Weighted Fund will each cause more than 25% of its total assets at the time of purchase to be invested in securities of commodity industries issuers as defined in the Fund’s prospectus; and the (c) Compass EMP REC Enhanced Volatility Weighted Fund will cause more than 25% of its total assets at the time of purchase to be invested in securities of real estate industry issuers as defined in the Fund’s prospectus. This limitation does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities;

6.              Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments or through commodity futures contracts or options), except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

7.              Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without a shareholder vote. Each Fund may not:

1.              Invest in any issuer for purposes of exercising control or management;

2.              Invest in securities of other investment companies except as permitted under the 1940 Act;

3.              Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities, which are not readily marketable and repurchase agreements with more than seven days to maturity. However, if more than 15% of Fund net assets are illiquid, the Fund’s investment adviser(s) will reduce illiquid assets such that they do not represent more than 15% of Fund net assets, subject to timing and other considerations which are in the best interests of the Fund and its shareholders; or

4.              Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Additionally, the following policies, which are not deemed fundamental and which may be changed without a shareholder vote, apply to the respective Funds as described below.

1.              Under normal market conditions: the Victory CEMP US 500 Volatility Wtd Index Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers; and the Victory CEMP US Small Cap Volatility Wtd Index Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the stocks of U.S. issuers included in the CEMP US Small Cap 500 Volatility Weighted Index as of its most recent reconstitution; and the Victory CEMP Emerging Market Volatility Wtd Index Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the stocks included in the CEMP Emerging Market 500 Volatility Weighted Index as of its most recent reconstitution; and the Victory CEMP US 500 Enhanced Volatility Wtd Index Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers; and the Victory CEMP Enhanced Fixed Income Fund and Victory CEMP Ultra Short-Term Fixed Income Fund each invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in fixed income securities.

2.              Under unfavorable market conditions: the Victory CEMP International Volatility Wtd Index Fund and Victory CEMP International Enhanced Volatility Wtd Index Fund each invest at least 30% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of foreign issuers.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board of Trustees (the “Board” or the “Trustees”) will consider what actions, if any, are appropriate to maintain adequate liquidity.

SEGREGATION OF ASSETS

A transaction will not be considered to constitute the issuance by a fund of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% minimum asset coverage requirement otherwise applicable to borrowings by a fund, if the fund maintains an offsetting financial position by segregating liquid assets (as determined by the adviser under the general oversight of the fund board) at least equal to the value of the fund’s potential economic exposure as measured daily on a mark-to-market basis; or otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively defined as “covers” the transaction). The amount liquid assets that a Fund may segregate may vary, depending on the nature of the instrument.  In order to comply with the applicable regulatory requirements regarding cover, a fund may be required to buy or sell securities at a disadvantageous time or when the prices then available are deemed disadvantageous. In addition, segregated assets may not be readily available to satisfy redemption requests or for other purposes.

INVESTMENTS AND RISKS

The investment objective of each Fund and the descriptions of the Fund’s principal investment strategies are set forth in each Fund’s Prospectus. Each Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust. The following may refer to a Fund, each Fund or Funds, as the context so indicates.

The following pages contain more detailed information about the types of instruments in which the Funds may invest, strategies the Adviser may employ in pursuit of the Fund’s investment objective and a summary of related risks. The information below applies to each Fund and is described with respect to a single Fund for convenience.

Equity Securities

Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock

The Fund may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Convertible Securities

The Fund may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Participation Notes

The Fund may buy participation notes from a bank or broker-dealer (“issuer”) that entitle the Fund to a return measured by the change in value of an identified underlying security or basket of securities (collectively, the “underlying security”). Participation notes are typically used when a direct investment in the underlying security is restricted due to country-specific regulations. Investing in participation notes involves the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. However, the performance results of participation notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. In addition, participation notes are subject to counterparty risks. Participation notes may be considered illiquid.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Income Trusts

The Fund may invest in income trusts which are investment trusts that hold assets that are income producing. The income is passed on to the “unitholders.” Each income trust has an operating risk based on its underlying business. The term may also be used to designate a legal entity, capital structure and ownership vehicle for certain assets or businesses. Shares or “trust units” are traded on securities exchanges just like stocks. Income is passed on to the investors, called unitholders, through monthly or quarterly distributions. Historically, distributions have typically been higher than dividends on common stocks. The unitholders are the beneficiaries of a trust, and their units represent their right to participate in the income and capital of the trust. Income trusts generally invest funds in assets that provide a return to the trust and its beneficiaries based on the cash flows of an underlying business. This return is often achieved through the acquisition by the trust of equity and debt instruments, royalty interests or real properties. The trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Each income trust has an operating risk based on its underlying business; and, typically, the higher the yield, the higher the risk. They also have additional risk factors, including, but not limited to, poorer access to debt markets. Similar to a dividend paying stock, income trusts do not guarantee minimum distributions or even return of capital. If the business starts to lose money, the trust can reduce or even eliminate distributions; this is usually accompanied by sharp losses in a unit’s market value. Since the yield is one of the main attractions of income trusts, there is the risk that trust units will decline in value if interest rates offering in competing markets, such as in the cash/treasury market, increase. Interest rate risk is also present within the trusts themselves because they hold very long term capital assets (e.g. pipelines, power plants, etc.), and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset, and the life of the financing associated with it. In an increasing interest rate environment, not only does the attractiveness of trust distributions decrease, but quite possibly, the distributions may themselves decrease, leading to a double whammy of both declining yield and substantial loss of unitholder value. Because most income is passed on to unitholders, rather than reinvested in the business, in some cases, a trust can become a wasting asset unless more equity is issued. Because many income trusts pay out more than their net income, the unitholder equity (capital) may decline over time. To the extent that the value of the trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trusts. Generally, income trusts also carry the same risks as dividend paying stocks that are traded on stock markets.

Publicly Traded Partnerships

The Fund may invest in publicly traded partnerships (“PTPs”). PTPs are limited partnerships the interests in which (known as “units”) are traded on public exchanges, just like corporate stock. PTPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a PTP, he or she becomes a limited partner. PTPs are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may “roll up” into a single PTP. A corporation may spin off a group of assets or part of its business into a PTP of which it is the general partner, either to realize what it believes to be the assets’ full value or as an alternative to issuing debt. A corporation may fully convert to a PTP, although since 1986 the tax consequences have made this an unappealing option; or, a newly formed company may operate as a PTP from its inception.

There are different types of risks to investing in PTPs including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change PTP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, PTP’s which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a PTPs revenue stream negatively. PTPs also carry some interest rate risks. During increases in interest rates, PTPs may not produce decent returns to shareholders.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Fixed Income/Debt/Bond Securities

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Fund will be subjected to risk even if all fixed income securities in the Fund’s portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations typically redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Fund may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Fund’s advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

High Yield Securities

The Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund’s investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended (“1933 Act”), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (“LDCs”).

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations

In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with the Fund’s investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Bonds and Notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. The Fund may invest in Underlying Funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations (See “Participation Interests” section). States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to “non-appropriation” risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities (TIPS). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Obligations

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home

Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Fund does not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

Securities of Other Investment Companies

The Fund’s investments in Exchange Traded Funds (“ETFs”), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Fund will be prevented from: 1) purchasing more than 3% of an investment company’s (including ETFs) outstanding shares; 2) investing more than 5% of the Fund’s assets in any single such investment company, and 3) investing more than 10% of the Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by FINRA for funds of funds. In addition to ETFs, the Fund may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.

Closed-End Investment Companies

The Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-end Investment Companies

The Fund and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying fund, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference..

Under certain circumstances, an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission (“SEC”). In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Fund and its Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds (“ETFs”)

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs). ETFs typically have two markets. The primary market is where institutions swap “creation units” in block-multiples of, for example, 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

Foreign Securities

General. The Fund may invest in foreign securities and ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities

The Fund may purchase securities of emerging market issuers and ETFs and other investment companies that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities, stock indices, other index, reference asset or reference item and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®.

Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index or reference item such as stock volatility) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the

Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Swap Agreements

The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. Security investments are made without restriction as to the issuer’s country. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

The Fund may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

Regulation as a Commodity Pool Operator

The Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund and the Victory CEMP Commodity Volatility Wtd Index Strategy Fund are each a “commodity pool” under the U.S. Commodity Exchange Act (“CEA”), and the Adviser is registered as a “commodity pool operator” with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”). As a registered commodity pool operator with respect to the Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund and the Victory CEMP Commodity Volatility Wtd Index Strategy Fund, the Adviser must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to periodic inspections and audits by the CFTC and NFA.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under guidelines adopted by the Trust’s Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

The Fund may from time to time lend securities from their portfolios to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. government obligations.  Under the Fund’s current practices (which are subject to change), a Fund must receive initial collateral equal to 102% of the market value of the loaned securities, plus any interest due in the form of cash or U.S. government obligations.  This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund sufficient to maintain the value of the collateral equal to at least 100% of the value of the loaned securities.  The lending agent receives a pre-negotiated percentage of the net earnings on the investment of the collateral.  The Funds will not lend portfolio securities to: (a) any “affiliated person” (as that term is defined in the 1940 Act) of any Fund; (b) any affiliated person of the Adviser; or (c) any affiliated person of such an affiliated person.  During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement.  Loans will be subject to termination by the Funds or the borrower at any time.  While a Fund will not have the right to vote securities on loan, they intend to terminate loans and regain the right to vote if that is considered important with respect to the investment.  A Fund will enter into loan arrangements only with broker-dealers, banks or other institutions that either the Adviser or the lending agent has determined are creditworthy under guidelines established by the Board.  Although these loans are fully collateralized, there are risks associated with securities lending.  The Fund’s performance could be hurt if a borrower defaults or becomes insolvent, or if the Fund wishes to sell a security before its return can be arranged. The return on invested cash collateral will result in gains and losses for the Funds. Each Fund will limit its securities lending to 33-1/3% of its total assets.

Short Sales

The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Fund does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 30% of the value of the Fund’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Wholly-Owned Subsidiaries

The Victory CEMP Commodity Enhanced Volatility Wtd Index Stategy Fund and Victory CEMP Commodity Volatility Wtd Index Strategy Fund may each invest up to 25% of its total assets in its wholly-owned and controlled Cayman Islands subsidiary (each a “Subsidiary”), which is expected to invest, through Underlying Funds (as defined below), in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts or (v) swap contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. As a result, the Fund may be considered to be investing indirectly in these investments through the Subsidiary. For that reason, and for the sake of convenience, references in this Statement of Additional Information to the Fund may also include the Subsidiary.

Each Subsidiary will not be registered under the 1940 Act but, will be subject to certain of the investor protections of that Act, as noted in this Statement of Additional Information. The Fund, as the sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary’s portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, including any collateral or segregation requirements in connection with various investment strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Statement of Additional Information and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Underlying Funds

The Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund and Victory CEMP Commodity Volatility Wtd Index Strategy Fund each invests a portion of its assets directly, or through the Subsidiary, in corporations (including foreign corporations), limited partnerships and other pooled investment vehicles (“Underlying Funds”). Each Underlying Fund, or share class of the Underlying Fund, is managed by its own manager or trading adviser, pursuant to a proprietary strategy. The Underlying Funds use a form of leverage often referred to as “notional funding” - that is the nominal trading level for an Underlying Fund will exceed the cash deposited in its trading accounts. For example, if the Underlying Fund manager wants the Underlying Fund to trade a $200,000,000 portfolio (the “nominal trading level”) the Underlying Fund’s margin requirement may be $10,000,000. The Underlying Fund can either deposit $200,000,000 to “fully fund” the account or can deposit only a portion of the $200,000,000, provided that the amount deposited meets the account’s ongoing minimum margin requirements. The difference between the amount of cash deposited in the account and the nominal trading level of the account is referred to as notional funding. The use of notional funding (i.e., leverage) will increase the volatility of the Underlying Funds. In addition, the leverage may make the Underlying Funds subject to more frequent margin calls. Being forced to raise cash at inopportune times to meet margin calls may prevent the Underlying Fund manager from making investments it considers optimal. As currently structured, the cash deposited in the trading account for each Underlying Fund will be available to meet the margin requirements of any share class of the Underlying Fund. However, additional funds to meet margin calls are available only to the extent of the Underlying Fund’s assets and not from the Subsidiary or the Fund. Underlying Fund management fees are based on the nominal trading level and not the cash deposited in the trading account. For illustration purposes only, assume an Underlying Fund has assets of $50 million. The Underlying Fund is notionally funded and uses a nominal trading level of $200 million. The Underlying Fund pays its manager an annual management fee of 1% of the nominal account size, or $2,000,000. While the management fee represents 1% of the nominal account size ($200 million), the management fee represents 4% of the cash deposited ($50 million) in the Underlying Fund’s trading account. The Underlying Funds are typically offered privately and no public market for such securities will exist.

TEMPORARY DEFENSIVE MEASURES

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for a Fund for defensive purposes. Such a strategy could include investing up to 100% of a Fund’s assets in cash or cash equivalent securities. This could affect a Fund’s performance and the Fund might not achieve its investment objectives.

PORTFOLIO TURNOVER

Each Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

The following table shows the portfolio turnover rates for each Fund for the fiscal years ended June 30, 2014 and June 30, 2015.

	2015		2014
Victory CEMP US 500 Volatility Wtd Index Fund		%	34%
Victory CEMP US Small Cap Volatility Wtd Index Fund		%	69%
Victory CEMP International Volatility Wtd Index Fund		%	90%
Victory CEMP Emerging Market Volatility Wtd Index Fund		%	49%
Victory CEMP REC Enhanced Volatility Wtd Index Fund		%	35%
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		%	30%
Victory CEMP Long/Short Strategy Fund		%	87%
Victory CEMP International Enhanced Volatility Wtd Index Fund		%	81%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund		%	42%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund		%	13%
Victory CEMP Market Neutral Income Fund		%	190%
Victory CEMP Enhanced Fixed Income Fund		%	27%
Victory CEMP Ultra Short-Term Fixed Income Fund		%	0%

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

No sooner than thirty days after the end of each month, each Fund will make available a complete schedule of its portfolio holdings as of the last day of the month. Each Fund files with the SEC a Form N-CSR or a Form N-Q report for the period that includes the date as of which that list of portfolio holdings was current. Each filing discloses the Fund’s portfolio holdings as of the end of the applicable quarter.

Other than to rating agencies and service providers, as described below, a Fund does not selectively disclose its portfolio holdings to any person. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•                  The Adviser. Personnel of the Adviser, including personnel responsible for managing a Fund’s portfolio, may have full daily access to the Fund’s portfolio holdings because that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Funds. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser’s personnel may also release and discuss certain portfolio holdings with various broker/dealers.

•                  SunGard Investor Services LLC. SunGard Investor Services LLC is the transfer agent and dividend disbursing agent for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for each Fund.

•                  Citi Fund Services Ohio, Inc.  Citi Fund Services Ohio. Inc.is the sub-fund accountant and sub-administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for each Fund.

•                  Custodian. Citibank N.A. is the custodian for the Funds; therefore, its personnel and agents have full daily access to each Fund’s portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for each Fund.

•                  Independent Registered Public Accountant. Cohen Fund Audit Services, LTD. is the independent registered public accounting firm for the Funds; therefore, its personnel and agents receive information regarding each Fund’s portfolio holdings as needed with no time lag in order to provide the agreed upon services for each Fund.

•                  Morrison & Foerster LLP. Morrison & Foerster LLP is independent legal counsel to the Trust; therefore, its personnel and agents may receive information regarding each Fund’s portfolio holdings as needed with no time lag to perform the agreed upon services.

•                  Rating Agencies. Morningstar, Lipper and other mutual fund rating agencies may also receive each Fund’s full portfolio holdings, generally monthly on a 30-day lag basis with the understanding that such holdings may be posted or disseminated to the public by the rating agencies at any time.

The Funds’ Chief Compliance Officer, or such officer’s designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available) in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT OF THE TRUST

Board Leadership Structure

The Trust is governed by a Board of Trustees consisting of eight Trustees, seven of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (the “Independent Trustees”).  The Chair of the Board is an Independent Trustee, who functions as the lead Trustee.  The Chair serves as liaison between the Board and its Committees, and the Funds’ investment adviser and other service providers.  The Chair is actively involved in setting the Board meeting agenda, and participates on certain of the Board’s Committees.

Board Risk Oversight

In considering risks related to the Funds, the Board consults and receives reports from officers of the Funds and personnel of the Adviser, who are charged with the day-to-day risk oversight function. Matters regularly reported to the Board or a designated committee include certain risks involving the Funds’ investment portfolios, trading practices, operational matters, financial and accounting controls, and legal and regulatory compliance. The Board has delegated to the Audit and Risk Oversight Committee overall responsibility for reviewing reports relating to compliance and enterprise risk, including operational risk and personnel. The Board relies on the Investment Committee to review reports relating to investment risks, that is, risks to the funds resulting from pursuing the Funds’ investment strategies (e.g., credit risk, liquidity risk and market risk).

Trustee Qualifications

The following summarizes the experience and qualifications of the Trustees:

David Brooks Adcock. Mr. Adcock served for many years as general counsel for Duke University and Duke University Health System, where he provided oversight to complex business transactions such as mergers and acquisitions and dispositions. He has served for more than 20 years as a public interest arbitrator for, among others, the New York Stock Exchange, the American Stock Exchange, the National Futures Association, FINRA and the American Arbitration Association. The Board believes that Mr. Adcock’s knowledge of complex business transactions and the securities industry combined with his previous service on the boards of other mutual funds qualifies him to serve on the Board.

Nigel D.T. Andrews. Mr. Andrews served for many years as a management consultant for a nationally recognized consulting company and as a senior executive at GE, including Vice President of Corporate

Business Development, reporting to the Chairman, and as Executive Vice President of GE Capital. He also served as a Director and member of the Audit and Risk Committee of Old Mutual plc, a large publicly traded company whose shares are traded on the London Stock Exchange. Mr. Andrews formerly served as the non-executive chairman of Old Mutual’s US asset management business, where he also served on the audit and risk committee. Mr. Andrews also served as a Governor of the London Business School. He serves as a director of Carlyle GMS Finance, Inc., a business development company. The Board believes that his experience in these positions, particularly with respect to oversight of risk and the audit function of public companies, as well as his previous service on the boards of other mutual funds qualifies him to serve as a Trustee.

David C. Brown. Mr. Brown serves as the Chairman and Chief Executive Officer (since 2013) of the Adviser, and, as such is an “interested person” of the Trust. Previously, he served as Co-Chief Executive Officer (2011-2013), and President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011) of the Adviser. The Board believes that his position and experience with the Adviser and his previous experience in the investment management business qualifies him to serve as a Trustee.

E. Lee Beard. Ms. Beard, a certified public accountant, has served as the president, chief executive officer and director, and as a chief financial officer, of public, federally insured, depository institutions. As such, Ms. Beard is familiar with issues relating to audits of financial institutions. The Board believes that Ms. Beard’s experience as the chief executive officer of a depository institution, her service on the boards of other mutual funds and her knowledge of audit and accounting matters qualifies her to serve as a Trustee.

Sally M. Dungan. Ms. Dungan, a Chartered Financial Analyst, has been in the investment and financial management business for many years. She currently serves as Chief Investment Officer for Tufts University, a position she has held since 2002, and previously served as Director of Pension Fund Management for Siemens Corporation (2000-2002), Deputy Chief Investment Officer and Senior Investment Officer of Public Markets of the Pension Reserves Investment Management Board of the Commonwealth of Massachusetts (1995-2000) and Administrative Manager for Lehman Brothers (1990-1995). Ms. Dungan has served on the boards, including their audit and investment committees, of private institutions and mutual funds. The Board believes Ms. Dungan’s extensive knowledge of the investment process and financial markets qualifies her to serve as a Trustee.

John L. Kelly. Mr. Kelly has more than 35 years of experience and leadership roles in the financial services industry including institutional electronic trading, capital markets, corporate and investment banking, retail brokerage, private equity, asset/wealth management, institutional services, mutual funds and related technology enabled services. He has served as an Independent Trustee of The Victory Portfolios, The Victory Institutional Funds, and The Victory Variable Insurance Funds from 2008 to 2011. The Board believes that this experience qualifies him to serve as a Trustee.

David L. Meyer. For six years, Mr. Meyer served as chief operating officer, Investment Wealth Management Division of Mercantile Bankshares Corp. (now PNC Financial Services Corp.) and has served as an officer or on the board of other mutual funds for many years. The Board believes that his experience, particularly as it related to the operation of registered investment companies, qualifies him to serve as a Trustee.

Leigh A. Wilson. Mr. Wilson served for many years as Chief Executive Officer of Paribas North America and as such has extensive experience in the financial sector. He serves as an Independent Non-Executive Director and Chairman of the Board of Caledonia Mining Corporation, a Canadian mining company listed on the Toronto Stock Exchange. As a former director of the Mutual Fund Directors Forum (“MFDF”), he is familiar with the operation and regulation of registered investment companies. He served on a MFDF steering committee created at the request of then-SEC Chairman William Donaldson to recommend best practices to independent mutual fund directors. He received the Small Fund Trustee of the Year award from Institutional Investor Magazine in 2006. The Board believes that this experience and his previous service on the boards of other mutual funds qualifies him to serve as a Trustee.

Trustees and Officers

The following tables list the Trustees and Officers, their ages, position with the Trust, length of time served, principal occupations during the past five years and, where applicable, any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act.  Each Trustee oversees 30 portfolios in the Trust, 25 portfolios in The Victory Portfolios, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex.  There is no defined term of office and each Trustee serves until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor.  Each Trustee’s and Officer’s address is c/o Compass EMP Funds Trust, 3435 Stelzer Road, Columbus, Ohio 43219.

Independent Trustees

Name and Age	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
David Brooks Adcock, 63	Trustee	Since May 2015, indefinite	Consultant (since 2006).	57

The Victory Portfolios (2005-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2005-present); The Victory Variable Insurance Funds (1 portfolio) (2005-present); FBR Funds (2011-2012).

Nigel D. T. Andrews, 68	Trustee	Since May 2015, indefinite	Retired.	57

The Victory Portfolios (2002-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2002-present); The Victory Variable Insurance Funds (1 portfolio) (2002-present); Carlyle GMS Finance, Inc. (since 2012); Chemtura Corporation (2000-2010); Old Mutual plc. (2002-2011); Old Mutual US Asset Management (2002-2014).

E. Lee Beard, 63	Trustee	Since May 2015, indefinite	Consultant, The Henlee Group, LLC. (consulting) (since 2005).	57

The Victory Portfolios (2005-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2005-present); The Victory Variable Insurance Funds (1 portfolio) (2005-present); Penn Millers Holding Corporation (January 2011 to November 2011).

Sally M. Dungan, 61	Trustee	Since May 2015, indefinite	Chief Investment Officer, Tufts University, since 2002.	57	The Victory Portfolios (2011-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2011-present); The Victory Variable Insurance Funds (1 portfolio) (2011-present);
John L. Kelly, 62	Trustee	Since May 2015, indefinite	Bulk physical commodities broker, Endgate Commodities	57	The Victory Portfolios (2008-2011 and since Feb. 2015) (25 portfolios); The

			LLC (Aug. 2014 to present); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011 to July 2014); Managing Member, Crossroad LLC (Consultants)(April 2009 to December 2011).

Victory Institutional Funds (1 portfolio) (2008-2011 and since Feb. 2015); The Victory Variable Insurance Funds (1 portfolio) (2008-2011 and since Feb. 2015); Director, Caledonia Mining Corporation (May 2012 to present); Managing Member, Crossroad LLC (May 2009 to present).

David L. Meyer, 58	Trustee	Since May 2015, indefinite	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.)(2002-2008).	57	The Victory Portfolios (2008-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2008-present); The Victory Variable Insurance Funds (1 portfolio) (2008-present);
Leigh A. Wilson, 70	Chair and Trustee	Since May 2015, indefinite	Director, The Mutual Fund Directors Forum (since 2004).	57

The Victory Portfolios (1994-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (1994-present); The Victory Variable Insurance Funds (1 portfolio) (1994-present); Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee and Independent Chairman, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee and Officers of the Trust

Name and Age	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
David C. Brown, * 43	Trustee	Since 2015, indefinite	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer, (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), Victory Capital Management Inc.; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	57	The Victory Portfolios (2008-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2008-present); The Victory Variable Insurance Funds (1 portfolio) (2008-present);
Christopher K. Dyer, 53	President	Since 2015, indefinite	Director of Mutual Fund Administration, the Adviser.	N/A	N/A
Scott A. Stahorsky, 46	Vice President	Since 2015, indefinite	Manager, Fund Administration, the Adviser.	N/A	N/A
Erin G. Wagner, 41	Secretary	Since 2015, indefinite	Associate General Counsel, the Adviser (since 2013); Associate,	N/A	N/A

Dechert LLP (2001-2010).
Christopher A. Ponte, 31	Treasurer	Since 2015, indefinite	Senior Analyst, Fund Administration, the Adviser; registered Principal, Victory Capital Advisers, Inc. (since 2011).	N/A	N/A
Jay G. Baris, 61	Assistant Secretary	Since 2015, indefinite	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP. (1994-2011).	N/A	N/A
Edward J. Veilleux, 71	Chief Compliance Officer	Since 2015, indefinite	President of EJV Financial Services (mutual fund consulting)	N/A	N/A

*Mr. Brown is an “Interested Person” by reason of his relationship with the Adviser.

Committees of the Board.

The following standing Committees of the Board are currently in operation: Audit and Risk Oversight, Continuing Education, Investment, Service Provider, Board Governance and Nominating, and Agenda. In addition to these standing Committees, the Board may form temporary Special Committees to address particular areas of concern. In addition, a Committee may form a Sub-Committee to address particular areas of concern to that Committee.

The members of the Audit and Risk Oversight Committee, all of whom are Independent Trustees, are Mr. Meyer (Chair), Mr. Adcock, Ms. Beard, and Mr. Wilson. The primary purpose of this Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls, as required by the statutes and regulations administered by the SEC, including the 1940 Act. The Committee also has overall responsibility for reviewing periodic reports with respect to compliance and enterprise risk, including operational risk and personnel. The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The members of the Continuing Education Committee are Mr. Meyer (Chair), Ms. Beard, and Ms. Dungan. The function of this Committee is to develop programs to educate the Trustees to enhance their effectiveness as a Board and individually.

The members of the Investment Committee are Ms. Dungan (Chair), Mr. Andrews, Mr. Kelly and Mr. Wilson. The function of this Committee is to oversee the Fund’s compliance with investment objectives, policies and restrictions, including those imposed by law or regulation, and assists the Board in its annual review of the Funds’ investment advisory agreements.

The members of the Service Provider Committee are Ms. Beard (Chair), Mr. Adcock, Mr. Brown, and Mr. Meyer. This Committee negotiates the terms of the written agreements with the Funds’ service providers, evaluates the quality of periodic reports from the service providers (including reports submitted by sub-service providers) and assists the Board in its review of each Fund’s service providers, other than the investment adviser and independent auditors.

The Board Governance and Nominating Committee consists of all of the Independent Trustees. Mr. Andrews currently serves as the Chair of this Committee. The functions of this Committee are: to oversee Fund governance, including the nomination and selection of Trustees; to evaluate and recommend to the Board the compensation and expense reimbursement policies applicable to Trustees; and periodically, to coordinate and facilitate an evaluation of the performance of the Board.

The Board Governance and Nominating Committee will consider nominee recommendations from Fund shareholders, in accordance with procedures established by the Committee. A Fund shareholder should submit a nominee recommendation in writing to the attention of the Chair of the Trust, 4900 Tiedeman Road, Brooklyn, Ohio 44144. The Committee (or a designated sub-committee) will screen shareholder recommendations in the same manner as it screens nominations received from other sources, such as current Trustees, management of the Fund or other individuals, including professional recruiters. The Committee need not consider any recommendations when no vacancy on the Board exists, but the Committee will consider any such recommendation if a vacancy occurs within six months after receipt of the recommendation. In administering the shareholder recommendation process, the Chair, in the Chair’s sole discretion, may retain the services of counsel to the Trust or to the Independent Trustees, management of the Fund or any third party. The Committee will communicate the results of the evaluation of any shareholder recommendation to the shareholder who made the recommendation.

The Agenda Committee consists of the Chair of the Board and the Chair of each other Committee.

During the fiscal year ended June 30, 2015,the Board held one meeting; the Audit and Risk Oversight Committee held one meeting; the Investment Committee held one meeting; the Service Provider Committee held two meetings; and the Board Governance and Nominating Committee held one meeting. The Continuing Education Committee met informally during the fiscal year.

Prior to May 1, 2015, the Trust was governed by a different Board of Trustees.

Compensation of Trustees.

Effective May 1, 2015, the Victory Fund Complex pays each Independent Trustee $219,000 per year for his or her service to all of the funds in the Complex, including the Funds that are series of the Trust. The Board Chair is paid an additional retainer of $109,500 per year. The Funds bear a portion of the Independent Trustees’ compensation. The Board reserves the right to award reasonable compensation to any Interested Trustee. The Trust does not maintain a retirement plan for its Trustees.

Prior to May 1, 2015, the Trust paid each independent trustee of the predecessor Board $1,000 per Fund per year, as well as reimbursement for any reasonable expenses incurred attending Trust meetings, to be paid quarterly. The Audit Committee Chairman received an additional $2,000 per year. In addition, the Chairman of the predecessor Board, if an independent trustee, received an additional $2,000 per year. No “interested persons” who serve as a Trustee of the Trust receive any compensation for their services as Trustee.

The following table indicates the compensation received by each of the Trustees for the fiscal year ended June 30, 2015. No amounts were paid to the executive officers during this period.

Name and Position	Aggregate Compensation from Trust*	Total Compensation from Trust and Fund Complex Paid to Trustees
David Brooks Adcock	$	$
Nigel D. T. Andrews	$	$
E. Lee Beard	$	$
Sally M. Dungan	$	$
John L. Kelly	$	$
David L. Meyer	$	$
Leigh A. Wilson	$	$

* Each Trustee became a Trustee of the Trust on May1, 2015.The following table indicates the compensation received by each of the predecessor Trustees for the fiscal period ended June 30, 2015. No amounts were paid to the executive officers during this period.

Name and Position	Aggregate Compensation from Trust*	Total Compensation from Trust and Fund Complex Paid to Trustees
Donald T. Benson Trustee, Audit Committee Chairman	$	$
John M. Gering Trustee	$	$
Ottis E. Mims Trustee	$	$
David J. Moore** Trustee, Chairman of the Board	$	$

* Each predecessor Trustee’s term ended on April 30, 2015, ** Mr. Moore was an “interested person” of the Trust.

Trustees’ Ownership of Shares in the Funds. The following tables show the dollar ranges of Fund shares (and of shares of all series of the Victory Fund Complex) beneficially owned by the Trustees as of December 31, 2014. None of the Trustees beneficially own any shares of the Funds and the Trust’s officers and Trustees, as a group, owned less than 1% of each Fund as of the date of this SAI.  No Independent Trustee (or any immediate family member) owns beneficially or of record an interest in the Adviser or Victory Capital Adviser, Inc. (the “Distributor”) or the predecessor adviser or distributor in any person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (other than Funds in the Victory Funds Complex).

Independent Trustees.

Trustee	Dollar Range of Beneficial Ownership of Fund Shares	Aggregate Dollar Range of Ownership of Shares of All Series of the Victory Fund Complex
David Brooks Adcock	None	Over $100,000
Nigel D. T. Andrews	None	Over $100,000
E. Lee Beard	None	Over $100,000
Sally M. Dungan	None	Over $100,000
John L. Kelly	None	Over $100,000
David L. Meyer	None	Over $100,000
Leigh A. Wilson	None	Over $100,000

Interested Trustee.

Trustee	Dollar Range of Beneficial Ownership of Fund Shares	Aggregate Dollar Range of Ownership of Shares of All Series of the Victory Fund Complex
Mr. Brown†	None	Over $100,000

†Mr. Brown is an “Interested Person” by reason of his relationship with Victory Capital Management Inc.

ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES

The Victory CEMP Commodity Enhanced Volatility Wtd Strategy Index Fund and Victory CEMP Commodity Volatility Wtd Index Strategy Fund may each invest up to 25% of its net assets (measured at the time of investment) in a wholly-owned subsidiary (each a “Subsidiary”). It is expected that each Subsidiary will invest primarily in futures contracts or in underlying funds that employ investment techniques related to the execution of the respective Fund’s principal investment strategies.

Each Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of CEMPCLSSF Fund Limited or CEMPCSVWF Fund Limited (respectively) c/o Maples Corporate Services, Limited, PO Box 309, Ugland House, South Church Street, George Town, Grand Cayman KY1-1104, Cayman Islands. Each Subsidiary’s affairs are overseen by a board of directors.

Directors

Each Independent Trustee also serves as a Director of each Subsidiary.

Each Subsidiary has entered into a separate contract with the Adviser for the management of the Subsidiary’s portfolio, without compensation. Each Subsidiary has also entered into arrangements with the Trust’s custodian to serve as the Subsidiary’s custodian and with SunGard Investor Services LLC to serve as the Subsidiary’s transfer agent, fund accountant and administrator. Each Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Funds. The Trust’s Chief Compliance Officer oversees implementation of each Subsidiary’s policies and procedures, and makes periodic reports to the Trust’s Board regarding each Subsidiary’s compliance with its policies and procedures.

The Subsidiaries pay no fee to the Adviser or SunGard Investor Services LLC for their services. Each Subsidiary will bear the fees and expenses incurred in connection with the custody services that it receives. Each Fund expects that the expenses borne by its Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Fund’s own expense will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund’s investment in the Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and Subsidiary.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholder’s meeting than votes of other shareholders.

As of September 30, 2015, the following shareholder(s) of record owned 5% or more of the outstanding shares of each class of each Fund:

Victory CEMP US 500 Volatility Wtd Index Fund

Class A	Shares	Percentage of Class
Charles Schwab & Co., Inc Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104

Class C Shares	Shares	Percentage of Class
Preston Frank St. Louis, MO 63102
Beckham Frances ASan Diego, CA 92121
Nina Horun Jersey City, NJ 07303

Class I Shares	Shares	Percentage of Class
NFS LLC FEBO Transamerica Life Ins 1150 S. Olive St. Los Angeles, CA 90015-2211
NFS Omnibus — Cash/Cash 1555 N Rivercenter Dr. Suite 302 Milwaukee, WI 53212

Victory CEMP US Small Cap Volatility Wtd Index Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104
LPL FINANCIAL 9785 Town Centre Drive San Diego CA 92121-1968

Class I Shares	Shares	Percentage of Class
LPL FINANCIAL 9785 Town Centre Drive San Diego CA 92121-1968
NFS LLC FEBO TransAmerica Life INS 1150 S Olive St Los Angeles, CA 90015-2211
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr. STE 302 Milwaukee, WI 53212

Victory CEMP International Volatility Wtd Index Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104

Class C Shares	Shares	Percentage of Class
IRA FBO Wade Camp PO Box 2052 Jersey City, NJ 07303-9998
Schepers Connie L San Diego, CA 92121
Peer Leah 9785 Towne Centre Drive San Diego, CA 92121
Jon C. Alexander St. Louis, MO 63102
Klann Warren 9785 Towne Centre Drive San Diego, CA 92121
Braidman Robin San Diego, CA 92121
Ruch, Lynn LA Vergne, TN 37086
Heithcock Lodge PO Box 57 Franklin, TN 37065
Carr, Virvinia Cookeville, TN 3806

Class I Shares	Shares	Percentage of Class
NFS LLC FEBO Transamerica Life Ins 1150 S. Olive St. Los Angeles, CA 90015-2211
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212

Victory CEMP Emerging Market Volatility Wtd Index Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104

Class I Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968

Class I Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94104

Victory CEMP International Enhanced Volatility Wtd Index Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968

Class C Shares	Shares	Percentage of Class
Gleis Gregory 501 North Broadway St Louis, MO 63102

Class I Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr STE 302

Milwaukee, WI 53212

Victory CEMP REC Enhanced Volatility Wtd Index Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968

Class C Shares	Shares	Percentage of Class
Lacroix, David 8 E Cosmos CT Homosassa, FL 34446

Class I Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212
Graves Roy 501 North BroadwaySt. Louis MO 63102

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968
TTEE Various Retirement Plans 440 Mamaroneck Ave Harrison NY 10528-2418

Class C Shares	Shares	Percentage of Class
Gary Robert Masters PO Box 2052 Jersey City, NJ 07303-9998
RA FBO Darryl Riege P.O. Box 2052 Jersey City, NJ 07303-9998
Braidman Robin 9785 Towne Centre Drive San Diego, CA 92121
NFS FBO Ann Lynettemidyette 6901 Jackman Blvd Winter Park FL 32792
NFS NSPS Michelle Newman 2610 Calle Elegante

Thousand Oaks CA 91360

Class I Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968

Class C Shares	Shares	Percentage of Class
RA FBO Diane Whatle P.O. Box 2052 Jersey City, NJ 07303-9998
May Deana 9785 Towne Centre Drive San Diego, CA 92121
McCarter James 9785 Towne Centre Drive San Diego, CA 92121
Poche 1112 West Haven Blvd Franklin TN 37064-4873
Talley Richard 4707 Executive Drive San Diego CA 92121-3091
Hood John 4707 Executive Drive San Diego CA 92121-3091

Class I Shares	Shares	Percentage of Class
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212

Victory CEMP Long/Short Strategy Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104

Class C Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968
Schaefer Thomas 9785 Towne Centre Drive

San Diego, CA 92121
IRS FBO Larry D Rich PO Box 2052 Jersey City NY 07303-9998
Heithcock Lodge PO Box 57 Franklin, TN 37065

Class I Shares	Shares	Percentage of Class
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212

Victory CEMP Market Neutral Income Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104
Gerlach (Nominee) & CO LLC FBO A/c 3800 Citibank Center STE B3-14 Tampa, Florida 33610

Class C Shares	Shares	Percentage of Class
Pauline H. Moore P.O. Box 2052 Jersey City, NJ 07303-9998
IRA FBO Brenda D Abe P.O. Box 2052 Jersey City, NJ 07303-9998
Miller Rosemary 9785 Towne Centre Drive San Diego CA 92121-1968
Pugh-Hall Carolyn9785 Towne Centre Drive San Diego CA 92121-1968
Jacobs Helen 9785 Towne Centre Drive San Diego CA 92121-1968
Howard P Teicher P.O. Box 2052 Jersey City, NJ 07303-9998
Lynn Ruch P.O. Box 868 La Vergne, TN 37086
Michael W. Terwilliger Lebanon, TN 37087

Class I Shares	Shares	Percentage of Class
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212

Victory CEMP Enhanced Fixed Income Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds

101 Montgomery Street San Francisco, CA 94104
Gerlach (Nominee) & CO LLC FBO A/c 3800 Citibank Center STE B3-14 Tampa Florida 33610

Class C Shares	Shares	Percentage of Class
IRA FBO Brenda D Abe PO Box 2052 Jersey City, NJ 07303-9998
Jacobs Helen San Diego CA 92121-1968
Howard P Teicher P.O. Box 2052 Jersey City, NJ 07303-9998
Brian, Glenn Christina, TN 37037
Lynn Ruch P.O. Box 868 La Vergne, TN 37086
Michael W. Terwilliger Lebanon, TN 37087

Class I Shares	Shares	Percentage of Class
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212

Victory CEMP Ultra Short-Term Fixed Income Fund

Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104
Jamack, LLC 9785 Town Centre Drive San Diego CA 92121-1968

Class I Shares	Shares	Percentage of Class
NFS OMNIBUS — Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212
Andrew Blank Revocable Trust 3455 NW 54th Street Miami, FL 33142

INVESTMENT ADVISER

Victory Capital Management Inc. (the “Adviser”), a New York corporation located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Adviser is responsible for the overall management of the Funds’ business affairs. The Adviser is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions. The Adviser is a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds (together, “Crestview”) with a substantial minority interest in VCH owned by employees of the Adviser. As of September 30, 2015, the Adviser and its affiliates managed assets totaling in excess of $ billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of each Fund.

Pursuant to the Advisory Agreement between the Adviser and the Trust, on behalf of the Funds, effective May 1, 2015, each Fund pays the Adviser, on a monthly basis, an annual advisory fee based on the Fund’s average daily net assets, as described in the table below. Additionally, the Adviser may contractually agree to waive management fees and/or reimburse expenses for one or more Funds as described in the prospectus from time to time.

Any waiver or reimbursement by the Adviser is subject to repayment by the respective Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement occurred (provided the Adviser continues to serve as investment adviser to the respective Fund), if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be available in each Fund’s annual report to shareholders for the period ending June 30, 2015.

All expenses incurred in administration of the Funds will be charged to a particular Fund, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Funds are also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

The Advisory Agreement with the Funds continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the applicable Fund. The Advisory Agreement may be terminated at any time upon 60 days’ written notice by the relevant Fund or by a majority vote of the outstanding shares or 60 days’ written notice by the Adviser and will terminate automatically upon assignment.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The table below provides information about the advisory fees paid to the Adviser by the Funds for the fiscal period ended June 30, 2015:

June 30 , 2015*

Fund	Management Fee	Fees Earned by the Adviser	Advisory Fees Waived	Net Fees Earned by the Adviser	Expense Reimbursed
Victory Compass EMP U.S. 500 Volatility Wtd Fund	0.70%	$	$	$	$
Victory CEMP US Small Cap Volatility Wtd Index Fund	0.70%	$	$	$	$
Victory CEMP International Volatility Wtd Index Fund	0.80%	$	$	$	$
Victory CEMP Emerging Market Volatility Wtd Index Fund	0.85%	$	$	$	$
Victory CEMP REC Enhanced Volatility Wtd Index Fund	1.05%	$	$	$	$
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	0.70%	$	$	$	$
Victory CEMP Long/Short Strategy Fund	1.15%	$	$	$	$
Victory CEMP International Enhanced Volatility Wtd Index Fund	0.80%	$	$	$	$
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	0.80%	$	$	$	$
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	0.80%	$	$	$	$
Victory CEMP Market Neutral Income Fund	0.60%	$	$	$	$
Victory CEMP Enhanced Fixed Income Fund	0.40%	$	$	$	$
Victory CEMP Ultra Short-Term Fixed Income Fund	0.40%	$	$	$	$

*For the period May 1, 2015 through June 30, 2015.

The table below provides information about the advisory fees paid to Compass Efficient Model Portfolios, LLC, the predecessor investment adviser until May 1, 2015, by the Funds for the fiscal period ended June 30, 2013, the fiscal years ended June 30, 2014 and June 30, 2015:

June 30 , 2015

Fund	Management Fee	Fees Earned by the Adviser	Advisory Fees Waived	Net Fees Earned by the Adviser	Expense Reimbursed
Victory Compass EMP U.S. 500 Volatility Wtd Fund	0.85%	$	$	$	$
Victory CEMP US Small Cap Volatility Wtd Index Fund	0.90%	$	$	$	$
Victory CEMP International Volatility Wtd Index Fund	1.00%	$	$	$	$
Victory CEMP Emerging Market Volatility Wtd Index Fund	1.05%	$	$	$	$
Victory CEMP REC Enhanced Volatility Wtd Index Fund	1.05%	$	$	$	$
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	1.25%	$	$	$	$
Victory CEMP Long/Short Strategy Fund	1.25%	$	$	$	$
Victory CEMP International Enhanced Volatility Wtd Index Fund	1.25%	$	$	$	$
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	1.25%	$	$	$	$
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	1.05%	$	$	$	$
Victory CEMP Market Neutral Income Fund	0.75%	$	$	$	$

Victory CEMP Enhanced Fixed Income Fund	0.50%	$	$	$	$
Victory CEMP Ultra Short-Term Fixed Income Fund	0.40%	$	$	$	$

June 30 , 2014

Fund	Management Fee	Fees Earned by the Adviser	Advisory Fees Waived	Net Fees Earned by the Adviser	Expense Reimbursed
Victory Compass EMP U.S. 500 Volatility Wtd Fund	0.85%	$349,495	$60,111	$289,384	—
Victory CEMP US Small Cap Volatility Wtd Index Fund	0.90%	$137,707	$62,236	75,471	—
Victory CEMP International Volatility Wtd Index Fund	1.00%	$307,710	$156,294	$151,416	—
Victory CEMP Emerging Market Volatility Wtd Index Fund	1.05%	$152,583	$282,199	—	$129,616
Victory CEMP REC Enhanced Volatility Wtd Index Fund	1.05%	$214,053	$55,433	$158,620	—
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	1.25%	$1,653,898	$113,611	$1,540,287	—
Victory CEMP Long/Short Strategy Fund	1.25%	$336,450	$44,987	$291,463	—
Victory CEMP International Enhanced Volatility Wtd Index Fund	1.25%	$820,490	$214,072	$606,418	—
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	1.25%	$192,873	$59,019	$133,854	—
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	1.05%	$174,554	$49,104	$125,450	—
Victory CEMP Market Neutral Income Fund	0.75%	$260,127	$43,172	$216,955	—
Victory CEMP Enhanced Fixed Income Fund	0.50%	$316,265	$55,861	$260,404	—
Victory CEMP Ultra Short-Term Fixed Income Fund	0.40%	$64,621	$64,621	—	$6,746

June 30, 2013*

Fund	Management Fee	Fees Earned by the Adviser	Advisory Fees Waived	Net Fees Earned by the Adviser	Expense Reimbursed
Victory Compass EMP U.S. 500 Volatility Wtd Fund	0.85%	$49,575	$22,927	$26,648	—
Victory CEMP US Small Cap Volatility Wtd Index Fund	0.90%	$19,837	$19,837	—	$691
Victory CEMP International Volatility Wtd Index Fund	1.00%	$48,913	$48,913	—	$60,307
Victory CEMP Emerging Market Volatility Wtd Index Fund	1.05%	$20,724	$20,724	—	$129,278
Victory CEMP REC Enhanced Volatility Wtd Index Fund	1.05%	$21,225	$10,798	$10,427	—
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	1.25%	$122,816	$23,076	$99,740	—
Victory CEMP Long/Short Strategy Fund	1.25%	$62,495	$14,806	$47,689	—
Victory CEMP International Enhanced Volatility Wtd Index Fund	1.25%	$81,282	$81,282	—	$49,679
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	1.25%	$73,218	$14,579	$58,639	—
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	1.05%	$44,030	$13,511	$30,519	—
Victory CEMP Market Neutral	0.75%	$66,271	$13,054	$53,217	—

Income Fund
Victory CEMP Enhanced Fixed Income Fund	0.50%	$109,376	$24,387	$84,989	—
Victory CEMP Ultra Short-Term Fixed Income Fund	0.40%	$15,244	$15,244	—	$2,110

For the period November 19, 2012 through June 30, 2013.

PORTFOLIO MANAGERS

As described in the Prospectus, the Portfolio Managers listed below are responsible for the management of one or more Funds and, as of June 30, 2015, the other accounts set forth in the following tables.

STEPHEN HAMMERS	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

ALEX PAZDAN	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

DAN BANASZAK	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

DAVID HALLUM	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

ROB BATEMAN	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Ownership of Securities

The following tables show the dollar range of equity securities beneficially owned by the portfolio managers in each Fund as of June 30, 2015.

STEPHEN HAMMERS

Fund	Dollar Range of Equity Securities in the Fund
Victory CEMP US 500 Volatility Wtd Index Fund	$
Victory CEMP US Small Cap Volatility Wtd Index Fund	$
Victory CEMP International Volatility Wtd Index Fund	$
Victory CEMP Emerging Market Volatility Wtd Index Fund	$
Victory CEMP REC Enhanced Volatility Wtd Index Fund	$
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$
Victory CEMP Long/Short Strategy Fund	$
Victory CEMP International Enhanced Volatility Wtd Index Fund	$
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$
Victory CEMP Market Neutral Income Fund	$
Victory CEMP Enhanced Fixed Income Fund	$
Victory CEMP Ultra Short-Term Fixed Income Fund	$

ALEX PAZDAN

Fund	Dollar Range of Equity Securities in the Fund
Victory CEMP US 500 Volatility Wtd Index Fund	$
Victory CEMP US Small Cap Volatility Wtd Index Fund	$
Victory CEMP International Volatility Wtd Index Fund	$
Victory CEMP Emerging Market Volatility Wtd Index Fund	$
Victory CEMP REC Enhanced Volatility Wtd Index Fund	$
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$
Victory CEMP Long/Short Strategy Fund	$
Victory CEMP International Enhanced Volatility Wtd Index Fund	$
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$
Victory CEMP Market Neutral Income Fund	$
Victory CEMP Enhanced Fixed Income Fund	$
Victory CEMP Ultra Short-Term Fixed Income Fund	$

DAN BANASZAK

Fund	Dollar Range of Equity Securities in the Fund
Victory CEMP US 500 Volatility Wtd Index Fund	$
Victory CEMP US Small Cap Volatility Wtd Index Fund	$
Victory CEMP International Volatility Wtd Index Fund	$
Victory CEMP Emerging Market Volatility Wtd Index Fund	$
Victory CEMP REC Enhanced Volatility Wtd Index Fund	$
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$
Victory CEMP Long/Short Strategy Fund	$
Victory CEMP International Enhanced Volatility Wtd Index Fund	$
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$
Victory CEMP Market Neutral Income Fund	$
Victory CEMP Enhanced Fixed Income Fund	$
Victory CEMP Ultra Short-Term Fixed Income Fund	$

DAVID HALLUM

Fund	Dollar Range of Equity Securities in the Fund
Victory CEMP US 500 Volatility Wtd Index Fund	$
Victory CEMP US Small Cap Volatility Wtd Index Fund	$
Victory CEMP International Volatility Wtd Index Fund	$
Victory CEMP Emerging Market Volatility Wtd Index Fund	$
Victory CEMP REC Enhanced Volatility Wtd Index Fund	$
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$
Victory CEMP Long/Short Strategy Fund	$
Victory CEMP International Enhanced Volatility Wtd Index Fund	$
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$
Victory CEMP Market Neutral Income Fund	$
Victory CEMP Enhanced Fixed Income Fund	$
Victory CEMP Ultra Short-Term Fixed Income Fund	$

ROBERT BATEMAN

Fund	Dollar Range of Equity Securities in the Fund
Victory CEMP US 500 Volatility Wtd Index Fund	$
Victory CEMP US Small Cap Volatility Wtd Index Fund	$
Victory CEMP International Volatility Wtd Index Fund	$
Victory CEMP Emerging Market Volatility Wtd Index Fund	$
Victory CEMP REC Enhanced Volatility Wtd Index Fund	$
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$
Victory CEMP Long/Short Strategy Fund	$
Victory CEMP International Enhanced Volatility Wtd Index Fund	$
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$
Victory CEMP Market Neutral Income Fund	$

Victory CEMP Enhanced Fixed Income Fund	$
Victory CEMP Ultra Short-Term Fixed Income Fund	$

Compensation

The Adviser has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of the Adviser’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Adviser attract and retain high-quality investment professionals, and (3) contribute to the Adviser’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing the Fund , separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Adviser receives a performance fee) (together, “Accounts”).  A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise.  The Adviser monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.

Each of the portfolio management teams employed by the Adviser may earn incentive compensation based on a percentage of the Adviser’s revenue attributable to fees paid by Accounts managed by the team.  The chief investment officer of each team, in coordination with the Adviser, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style.  Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Adviser’s philosophy and values, such as leadership, risk management and teamwork.  The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or the Fund relative to a selected peer group(s).  The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

The Adviser’s portfolio managers may participate in the equity ownership plan of the Adviser’s parent company.  There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm.  Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

Conflicts of Interest

The Adviser’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds.  A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee.  A portfolio manager also may make personal investments in accounts they manage or support. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues.  The Funds and the Adviser have policies and procedures in place, including the Adviser’s internal review process and oversight by the Board of Trustees, that are intended to mitigate those conflicts.

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT SERVICES

Administrative and Fund Accounting Services

Victory Capital Management Inc. (“VCM”) serves as administrator to the Trust pursuant to an agreement dated July 1, 2006, as amended (the “Administration and Fund Accounting Agreement”). Citi serves as sub-administrator to the Trust pursuant to an agreement with VCM dated July 1, 2006, as amended (the “Sub-Administration and Sub-Fund Accounting Agreement”). As administrator, VCM supervises the Trust’s operations, including the services that Citi provides to the Fund as sub-administrator, but excluding those that VCM supervises as investment adviser, subject to the supervision of the Board.

Under the Administration and Fund Accounting Agreement, for the administration and fund accounting services that VCM renders to the Trust, VCM is paid an annual fee, accrued daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of the Trust, The Victory Portfolios (“VP”) and The Victory Variable Insurance Funds (“VVIF”): 0.108% of the first $8 billion in aggregate Trust, VP and VVIF net assets, plus 0.078% of aggregate Trust. VP and VVIF net assets in excess of $8 billion to $10 billion, plus 0.075% of aggregate Trust, VP and VVIF net assets in excess of $10 billion to $12 billion, plus 0.065% of aggregate Trust, VP and VVIF net assets in excess of $12 billion. VCM may periodically waive all or a portion of the amount of its fee that is allocated to the Funds in order to increase the Fund’s net income available for distribution to shareholders. In addition, the Trust, VP and VVIF reimburse VCM for all of their reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration and Fund Accounting Agreement.

Except as otherwise provided in the Administration and Fund Accounting Agreement, VCM shall pay all expenses that it incurs in performing its services and duties as administrator. Unless sooner terminated, the Administration and Fund Accounting Agreement will continue in effect for a period of three years and for consecutive one-year terms thereafter, provided that such continuance is ratified by the Board or by vote of a majority of the outstanding shares of the Funds and, in either case, by a majority of the Trustees who are not parties to the Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Agreement. The Administration and Fund Accounting Agreement provides that VCM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence or reckless disregard of its obligations and duties under the Agreement.

Under the Administration and Fund Accounting Agreement, VCM coordinates the preparation, filing and distribution of amendments to the Trust’s registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust’s other service provider contracts; monitors compliance with investment restrictions imposed by the 1940 Act, the Funds’ investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds’ service arrangements with financial institutions that make the Funds’ shares available to their customers; assists with regulatory compliance; supplies individuals to serve as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.

Sub-Administrative and Sub-Accounting Services

Citi

Citi Fund Services of Ohio, Inc. (“Citi”) serves as sub-administrator to the Funds pursuant to an agreement with VCM dated July 1, 2006, as amended (the “Sub-Administration and Sub-Fund Accounting Agreement”). Citi assists in supervising all operations of the Funds (other than those performed by VCM either as investment adviser or administrator), subject to the supervision of the Board.

Under the Citi Sub-Administration and Sub-Fund Accounting Agreement, for the sub-administration services that Citi renders to the Trust , VP and VVIF, VCM pays Citi an annual fee, computed daily and paid monthly, at the following annual rates: 0.05% of the first $8 billion of aggregate Trust, VP and VVIF net assets; plus 0.02% of aggregate net assets of aggregate Trust, VP and VVIF net assets from in excess of $8 billion to $12 billion; plus 0.01% of aggregate Trust, VP and VVIF net assets in excess of

$12 billion. Citi may periodically waive all or a portion of the amount of its fee that is allocated to the Funds in order to increase the net income of the Funds available for distribution to shareholders. In addition, the Trust, VP and VVIF reimburse Citi for all of their reasonable out-of-pocket expenses incurred as a result of providing the services under the Sub-Administration and Sub-Fund Accounting Agreement.

Unless sooner terminated, the Sub-Administration and Sub-Fund Accounting Agreement will continue in effect as to the Fund for a period of three years and for consecutive one-year terms thereafter, provided that such continuance is ratified by the Board or by vote of a majority of the outstanding shares of the Fund and, in either case, by a majority of the Trustees who are not parties to the Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Agreement. The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.

Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds’ shares with the states; prepares shareholder reports and reports to the SEC on Forms N-SAR and N-Q; coordinates dividend payments; calculates the Funds’ performance information; files the Trust’s tax returns; supplies individuals to serve as Trust officers; monitors the Fund’s status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and Trustees’ and officers’/errors and omissions insurance policies for the Trust; and assists in the annual audit of the Funds.

Transfer Agent

SunGard Investor Services LLC (“SunGard”) located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer agent for the Fund pursuant to a transfer agency agreement dated [           ], 2015. Under its agreement with the Victory Funds, SunGard has agreed to (1) issue and redeem shares of the Fund; (2) address and mail all communications by the Fund to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Funds’ operations.

The table below provides information about the administrative, fund accounting and transfer agent fees paid by the Funds to Gemini Fund Services, LLC, the Funds’ predecessor administrator, fund accountant and transfer agent for the fiscal the fiscal period ended June 20, 2013 and the fiscal years ended June 30, 2014 and June 30, 2015:

*For the period December 1, 2013 through June 30, 2014.

Fund	June 30, 2015	June 30, 2014	June 30, 2013*
Victory CEMP US 500 Volatility Wtd Index Fund	$	$42,564	$16,571
Victory CEMP US Small Cap Volatility Wtd Index Fund	$	$24,411	$12,960
Victory CEMP International Volatility Wtd Index Fund	$	$84,672	$40,788
Victory CEMP Emerging Market Volatility Wtd Index Fund	$	$70,316	$34,629
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$	$107,520	$18,662
Victory CEMP International Enhanced Volatility Wtd Index Fund	$	$109,566	$42,005
Victory CEMP REC Enhanced Volatility Wtd Index Fund	$	$16,755	$3,360
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$	$17,746	$5,612
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$	$14,290	42,005
Victory CEMP Long/Short Strategy Fund	$	$25,945	$6,745
Victory CEMP Market Neutral Income Fund	$	$31,352	$10,416
Victory CEMP Enhanced Fixed Income Fund	$	$53,007	$23,768
Victory CEMP Ultra Short-Term Fixed Income Fund	$	$13,097	$4,005

*For the period November 19, 2012 through June 30, 2013.

CUSTODIAN

Citibank N.A., (the “Custodian”), 388 Greenwich St., New York, New York 10013, serves as the custodian of each Fund’s assets pursuant to a custody agreement (the “Custody Agreement”) by and between the Custodian and the Trust on behalf of the Funds. The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. Each Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

DISTRIBUTOR

Victory Capital Advisers, Inc. (the “Distributor”), located at 4900 Tiedeman Road, 4th Floor, Brooklyn OH 44144, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated May 21, 2015, as amended (the “Distribution Agreement”). The Distributor is an affiliate of the Adviser. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Funds for two years and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Board or by the vote of a majority of the outstanding shares of the Funds, and (2) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.

The following table sets forth the total compensation received by the Northern Lights Distributors, LLC, the Funds’ predecessor distributor, from each Fund during the fiscal years ended June 30, 2014 and June 30, 2015:

June 30, 2015

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Victory CEMP US 500 Volatility Wtd Index Fund	$	$	$	$
Victory CEMP US Small Cap Volatility Wtd Index	$	$	$	$

Fund
Victory CEMP International Volatility Wtd Index Fund	$	$	$	$
Victory CEMP Emerging Market Volatility Wtd Index Fund	$	$	$	$
Victory CEMP REC Enhanced Volatility Wtd Index Fund	$	$	$	$
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$	$	$	$
Victory CEMP Long/Short Strategy Fund	$	$	$	$
Victory CEMP International Enhanced Volatility Wtd Index Fund	$	$	$	$
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$	$	$	$
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$	$	$	$
Victory CEMP Market Neutral Income Fund	$	$	$	$
Victory CEMP Enhanced Fixed Income Fund	$	$	$	$
Victory CEMP Ultra Short-Term Fixed Income Fund	$	$	$	$

The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan”.

June 30, 2014

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Victory CEMP US 500 Volatility Wtd Index Fund	$4,859	$0	$12,227	$46,579
Victory CEMP US Small Cap Volatility Wtd Index Fund	$320	$0	$12,831	$14,039
Victory CEMP International Volatility Wtd Index Fund	$36	$0	$72,052	$28,298
Victory CEMP Emerging Market Volatility Wtd Index Fund	$1,824	$0	$51,676	$18,033
Victory CEMP REC Enhanced Volatility Wtd Index Fund	$769	$0	$10,679	$22,325
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$71,993	$0	$46,914	$116,606
Victory CEMP Long/Short Strategy Fund	$196	$0	$4,547	$10,975
Victory CEMP International Enhanced Volatility Wtd Index Fund	$9,942	$0	$178,483	$61,942
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$333	$0	$0	$6,112
Victory CEMP Commodity	$6	$0	$0	$9,592

Volatility Wtd Index Strategy Fund
Victory CEMP Market Neutral Income Fund	$109	$0	$63,414	$32,345
Victory CEMP Enhanced Fixed Income Fund	$366	$0	$0	$107,519
Victory CEMP Ultra Short-Term Fixed Income Fund	$0	$0	$0	$16,153

The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan”.

Rule 12b-1 Plan

The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which the Fund is authorized to pay the Distributor, as compensation for Distributor’s account maintenance services under this Plan, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Fund’s average daily net assets attributable to the relevant class. Such fees are to be paid by the Fund monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Rule 12b-1 Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund will bear its own costs of distribution with respect to its shares. The Fund may make other payments, such as contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients. From time to time, the Adviser or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of a Fund. Such compensation provided by the Adviser or Distributor may include financial assistance to dealers that enable the Adviser or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. The Adviser and Distributor make payments for events they deem appropriate, subject to applicable law. These payments may vary depending upon the nature of the event.

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on a

Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement. For the fiscal years indicated below, each Fund paid the following allocated distribution fees:

Actual 12b-1 Expenditures

Paid by the Fund During the Fiscal Year Ended June 30, 2015

	Victory CEMP US 500 Volatility Wtd Index Fund	Victory CEMP US Small Cap Volatility Wtd Index Fund	Victory CEMP International Volatility Wtd Index Fund	Victory CEMP Emerging Market Volatility Wtd Index Fund	Victory CEMP REC Enhanced Volatility Wtd Index Fund
Advertising/Marketing
Printing/Postage
Payment to underwriter/distributor
Payment to dealers
Compensation to sales personnel
Other
Total

Actual 12b-1 Expenditures

Paid by the Fund During the Fiscal Year Ended June 30, 2015

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Victory CEMP Long/Short Strategy Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Enhanced Volatility Wtd Strategy Index Fund
Advertising/Marketing
Printing/Postage
Payment to distributor
Payment to dealers
Compensation to sales personnel
Other
Total

Actual 12b-1 Expenditures

Paid by the Fund During the Fiscal Year Ended June 30, 2015

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Market Neutral Income Fund	Victory CEMP Enhanced Fixed Income Fund	Victory CEMP Ultra Short-Term Fixed Income Fund
Advertising/Marketing
Printing/Postage
Payment to distributor
Payment to dealers
Compensation to sales personnel
Other
Total

Actual 12b-1 Expenditures

Paid by the Fund During the Fiscal Period Ended June 30, 2014

	Victory CEMP US 500 Volatility Wtd Index Fund	Victory CEMP US Small Cap Volatility Wtd Index Fund	Victory CEMP International Volatility Wtd Index Fund	Victory CEMP Emerging Market Volatility Wtd Index Fund	Victory CEMP REC Enhanced Volatility Wtd Index Fund
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to underwriter/distributor	None	None	None	None	None
Payment to dealers	$6,191	$9,153	$770	$9,283	$5,887
Compensation to sales personnel	None	None	None	None	None
Other	$40,579	$14,039	$28,298	$18,033	$22,325
Total	$46,770	$23,192	$29,068	$27,316	$28,212

Actual 12b-1 Expenditures

Paid by the Fund During the Fiscal Period Ended June 30, 2014

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Victory CEMP Long/Short Strategy Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Advertising/Marketing	None	None	None	None
Printing/Postage	None	None	None	None
Payment to distributor	None	None	None	None
Payment to dealers	$182,847	$193	$34,627	$359
Compensation to sales personnel	None	None	None	None
Other	$116,606	$10,975	$61,942	$6,112
Total	$299,453	$11,168	$96,569	$6,471

Actual 12b-1 Expenditures

Paid by the Fund During the Fiscal Period Ended June 30, 2014

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Market Neutral Income Fund	Victory CEMP Enhanced Fixed Income Fund	Victory CEMP Ultra Short-Term Fixed Income Fund
Advertising/Marketing	None	None	None	None
Printing/Postage	None	None	None	None
Payment to distributor	None	None	None	None
Payment to dealers	$608	$878	$738	$44
Compensation to sales personnel	None	None	None	None
Other	$9,592	$32,345	$107,519	$16,153
Total	$10,200	$33,223	$108,257	$16,197

CODES OF ETHICS

Each of the Trust, the Adviser and the Distributor has adopted a Code of Ethics.  The Adviser Code of Ethics applies to all Access Personnel (the Adviser’s directors and officers and employees with investment advisory duties) and all Supervised Personnel (all of the Adviser’s directors, officers and employees).  Each Code of Ethics provides that Access Personnel must refrain from certain trading practices.  Each Code also requires all Access Personnel (and, in the Adviser Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Funds.  Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, described below (“Proxy Voting Policy”).

The actual voting records relating to portfolio securities for each Fund during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, (888) 944-4367 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the proxy voting (888) 944-4367 and will be sent within three business days of receipt of a request.

The Adviser’s Proxy Voting Policy is designed to: (i) ensure that proxies are voted in the best interests of shareholders of the Funds with a view toward maximizing the value of their investments; (ii) address conflicts of interests between these shareholders, on the one hand, and affiliates of the Funds, the Adviser or the Distributor, on the other, that may arise regarding the voting of proxies; and (iii) provide for the disclosure of the Funds’ proxy voting records and the Proxy Voting Policy.

To assist the Adviser in making proxy-voting decisions, the Adviser has adopted the Proxy Voting Policy that establishes voting guidelines (“Proxy Voting Guidelines”) with respect to certain recurring issues. The Policy is reviewed on an annual basis by the Adviser’s Proxy Committee (“Proxy Committee”) and revised when the Committee determines that a change is appropriate.

Voting under the Proxy Voting Policy may be executed through administrative screening per established guidelines with oversight by the Adviser’s Proxy Committee or upon vote by a quorum of the Committee. The Adviser delegates to Institutional Shareholder Services (“ISS”), an independent service provider, the non-discretionary administration of proxy voting for the Trust, subject to oversight by the Proxy Committee. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by the Adviser.

The Adviser votes proxies in the best interests of the Fund and its shareholders. This entails voting client proxies with the objective of increasing the long-term economic value of Fund assets. The Adviser’s Proxy Committee determines how proxies are voted by following established guidelines, which are intended to assist in voting proxies and are not considered rigid rules. The Proxy Committee is directed to apply the guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the Funds or if required by the Board. In such cases, the Adviser may consider, among other things:

•                  the effect of the proposal on the underlying value of the securities

•                  the effect on marketability of the securities

•                  the effect of the proposal on future prospects of the issuer

•                  the composition and effectiveness of the issuer’s board of directors

•                  the issuer’s corporate governance practices

•                  the quality of communications from the issuer to its shareholders

The Adviser may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team’s opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund’s best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

Occasionally, conflicts of interest arise between the Adviser’s interests and those of a Fund or another client. When this occurs, the Proxy Committee must document the nature of the conflict and vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue. In the event that the Proxy Voting Guidelines are inapplicable or do not mitigate the conflict, the Adviser will seek the opinion of the Adviser’s Chief Compliance Officer or consult with an external independent adviser. In the case of a Proxy Committee member having a personal conflict of interest (e.g. a family member is on the board of the issuer), such member will abstain from voting. Finally, the Adviser reports to the Board annually any proxy votes that took place involving a conflict, including the nature of the conflict and the basis or rationale for the voting decision made.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, the Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. The Adviser is also responsible for the implementation of those decisions, including the selection of broker/dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

In purchasing and selling each Fund’s portfolio securities, it is the Adviser’s policy to obtain quality execution at the most favorable prices through responsible broker/dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker/dealers to execute a Fund’s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Adviser or the Funds. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Funds. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices the Funds pay to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. The Adviser may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

The Adviser receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund’s portfolio is likely to be invested. The Adviser cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, the Adviser may be relieved of expenses, which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Adviser by or through brokers.

Certain broker/dealers, which provide quality execution services, also furnish research services to the Adviser. The Adviser has adopted brokerage allocation policies embodying the concepts of Section 28(e)

of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, the Adviser may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

Portfolio securities will not be purchased from or sold to the Adviser, or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC. The table below provides information about the broker commissions paid by each Fund for the fiscal year ended June 30, 2014 and fiscal year ended June 30, 2015 :

Fund	Commissions Paid June 30, 2015
Victory CEMP US 500 Volatility Wtd Index Fund	$
Victory CEMP US Small Cap Volatility Wtd Index Fund	$
Victory CEMP International Volatility Wtd Index Fund	$
Victory CEMP Emerging Market Volatility Wtd Index Fund	$
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$
Victory CEMP International Enhanced Volatility Wtd Index Fund	$
Victory CEMP REC Enhanced Volatility Wtd Index Fund	$
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$
Victory CEMP Long/Short Strategy Fund	$
Victory CEMP Market Neutral Income Fund	$
Victory CEMP Enhanced Fixed Income Fund	$
Victory CEMP Ultra Short-Term Fixed Income Fund	$

Fund	Commissions Paid June 30, 2014
Victory CEMP US 500 Volatility Wtd Index Fund	$12,227
Victory CEMP US Small Cap Volatility Wtd Index Fund	$12,831
Victory CEMP International Volatility Wtd Index Fund	$72,052
Victory CEMP Emerging Market Volatility Wtd Index Fund	$51,676
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$46,914
Victory CEMP International Enhanced Volatility Wtd Index Fund	$178,483
Victory CEMP REC Enhanced Volatility Wtd Index Fund	$10,679
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$0
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$0
Victory CEMP Long/Short Strategy Fund	$4,547
Victory CEMP Market Neutral Income Fund	$63,414
Victory CEMP Enhanced Fixed Income Fund	$0
Victory CEMP Ultra Short-Term Fixed Income Fund	$0

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust will appoint an Anti-Money Laundering Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

DETERMINATION OF NET ASSET VALUE

The net asset value per share for each class of shares of each Fund is determined each day the New York Stock Exchange (“NYSE”) is open, as of the close of the regular trading session of the NYSE that day (currently 4:00 p.m. Eastern Time), by dividing the value of a Fund’s net assets by the number of its shares outstanding. The NYSE is open Monday through Friday except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In determining each Fund’s NAV per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and asked prices is used . If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over- the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value.

Puts and calls are valued at the last sales price therefore, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Fund writes a call, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted (“marked-to-market”) to reflect the current market value of the call. If a call written by a Fund is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Fund expires on its stipulated expiration date or if a Fund enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Fund is exercised by it, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Fund.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of them most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

PURCHASE AND REDEMPTION OF SHARES

Alternative Sales Arrangements

Class A, C, I, R6 Shares.  Alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances.  When comparing the classes of shares, when more than one is offered in the same Fund, investors should understand that the purpose and function of the Class C asset-based sales charge are the same as those of the Class A initial sales charge.  Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares in comparison to another class of shares.  Generally, Class A shares have lower ongoing expenses than Class C shares, but are subject to an initial sales charge.  Which class would be advantageous to an investor depends on the number of years the shares will be held.  Over very long periods of time, the lower expenses of Class A shares may offset the cost of the Class A initial sales charge.  Not all Investment Professionals will offer all classes of shares.

Each class of shares represents interests in the same portfolio investments of a Fund.  However, each class has different shareholder privileges and features.  The net income attributable to a particular class and the dividends payable on these shares will be reduced by incremental expenses borne solely by that class, including any asset-based sales charge to which these shares may be subject.

No initial sales charge is imposed on Class C shares.  The Distributor may pay sales commissions to dealers and institutions who sell Class C shares of the Trust at the time of such sales.  Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution.  The Distributor will retain all payments received by it relating to Class C shares for the first year after they are purchased.  After the first full year, the Distributor will make monthly payments in the amount of 0.75% for distribution services and 0.25% for personal shareholder services to dealers and institutions based on the average NAV of Class C shares, which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.  Some of the compensation paid to dealers and institutions is recouped through the CDSC imposed on shares redeemed within 12 months of their purchase.  Class C shares are subject to the Rule 12b-1 fees described in the SAI under “Distributor — Rule 12b-1 Plan.”  There is no automatic conversion feature applicable to Class C shares, although financial institutions may be permitted to exchange class C shares for a share class with lower expenses under circumstances described in a Fund’s prospectus.  Any options with respect to the reinvestment of distributions made by the Funds to Class C shareholders are offered only by the broker through whom the shares were acquired.

No initial sales charges or CDSCs are imposed on Class R6 shares.  Class R6 shares are not subject to the Rule 12b-1 fees described in this SAI under “Advisory and Other Contracts — Rule 12b-1 Distribution and Service Plans.”  There is no automatic conversion feature applicable to Class R6 shares.  Distributions paid to holders of a Fund’s Class R6 shares may be reinvested in additional Class R6 shares of that Fund or Class R6 shares of a different Fund. Investors in Class A, Class C not subject to a CDSC and Class I shares of a Fund that offers Class R6 may exchange into Class R6 shares of that Fund provided they meet the eligibility requirements applicable to Class R6. Class R6 shares are available for purchase by retirement plans, including Section 401 and 457 Plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

No initial sales charges or CDSCs are imposed on Class I shares.  Class I shares are not subject to the Rule 12b-1 fees described in this SAI under “Distributor — Rule 12b-1 Plan.”  There is no automatic conversion feature applicable to Class I shares.  Distributions paid to holders of a Fund’s Class I shares may be reinvested in additional Class I shares of that Fund or Class I shares of a different Fund.

The minimum investment required to open an account for Class I shares is $2,000,000.  Class I shares are also available for purchase by retirement plans, including Section 401 and 457 Plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.  The Fund will consider a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.  Only certain investors are eligible to buy Class I shares and your financial adviser or other financial intermediary can help you determine whether you are eligible to invest.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.  The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and shareholders.

The methodology for calculating the NAV, dividends and distributions of the share classes of each Fund recognizes two types of expenses.  General expenses that do not pertain specifically to a class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to a Fund’s total net assets and then pro rata to each outstanding share within a given class.  Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with the Adviser, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs.  Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class.  Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees, and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Fund as a whole.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class A shares of the Funds. The example assumes a purchase of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

All Funds (Except Victory CEMP Ultra Short-Term Fixed Income Fund)
Net Asset Value per share	$10.00
Per Share Sales Charge—5.75% of public offering price (6.10% of net asset value per share) for each Fund	$0.61
Per Share Offering Price to the Public	$10.61

Victory CEMP Ultra Short-Term Fixed Income Fund
Net Asset Value per share	$10.00

Per Share Sales Charge—1.00% of public offering price (1.01% of net asset value per share) for each Fund	$0.10
Per Share Offering Price to the Public	$10.10

Class A Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor. Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor. These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in a Fund. Purchase requests should be addressed to the dealer or agent from which the Prospectus was received which has a sales agreement with the Distributor. Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares. It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price). Reference should be made to the wire order to ensure proper settlement of the trade. Payment for redemptions of shares purchased by telephone normally will be processed within three business days.

REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

Letters of Intent

If you anticipate purchasing $50,000 or more of shares of one Fund, or in combination with Class A shares of certain other Funds (excluding Funds that do not impose a sales charge), within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases.  Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter.  For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time.  To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the transfer agent that the Letter is in effect each time shares are purchased.  Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

You are not obligated to complete the additional purchases contemplated by a Letter.  If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased and, if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.

If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months.  Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

Rights of Accumulation

Rights of Accumulation permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint.  To determine your reduced sales charge, you can add the value of your Class A shares (or those held by your spouse (including life partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price.

WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES

The Prospectus describes the classes of persons that may purchase shares without an up-front sales charge. The elimination of the up-front sales charge for purchases by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

The Funds make available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

EXCHANGE PRIVILEGE

As described in the Funds’ Prospectus under “How To Exchange Shares,” each Fund offers an exchange privilege pursuant to which a shareholder in a Fund may exchange some or all of his shares in the other fund, in the same class shares at net asset value. The exchange privilege may be changed or discontinued upon 60 days’ written notice to shareholders and is available only to shareholders where such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of that Fund and consider the differences between it and the Fund whose shares he owns before making an exchange. For further information on how to exercise the exchange privilege, contact the Transfer Agent.

REDEEMING SHARES

Contingent Deferred Sales Charge —C Shares.  No CDSC is imposed on:

•                              the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (1) are no longer subject to the holding period for such shares, (2) resulted from reinvestment of distributions, or (3) were exchanged for shares of another Victory fund as allowed by the prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.  In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;

•                              redemptions following the death or post-purchase disability of (1) a registered shareholder on an account; or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

•                              certain distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from (1) required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually; (2) tax free returns of excess contributions or returns of excess deferral amounts; (3) distributions on the death or disability of the account holder; (4) distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or (5) distributions as a result of separation of service;

•                              distributions resulting as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;

•                              redemptions of shares by the investor where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;

•                              amounts from a Systematic Withdrawal Plan (including Dividends), of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or

•                              participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.

Reinstatement Privilege.

Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of Class A or Class C shares in the same class of shares of a Fund or any of the other Funds into which shares of the Fund are exchangeable, as described above, at the NAV next computed after receipt by the transfer agent of the reinvestment order.  No service charge is currently made for reinvestment in shares of the Funds.  Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement.  The shareholder must ask the Distributor for such privilege at the time of reinvestment.  Any capital gain that was realized when the shares were redeemed is taxable and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the same Fund or another Fund offered by the Trust within 90 days of payment of the sales charge, the shareholder’s basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from redemption.  The Funds may amend, suspend, or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension, or cessation.  The reinstatement must be into an account bearing the same registration.

NET ASSET VALUE

For each Fund, net asset value (“NAV”) per share is determined by dividing the total value of that Fund’s assets, less any liabilities, by the number of shares of that Fund outstanding.

The net asset value per share of each Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company’s involvement in merger or acquisition activity, with widely varying valuations placed on the company’s assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund’s Adviser using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

REDEMPTIONS IN KIND

Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such request is large enough to affect operations. For example, if the request is greater than $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued at the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

Each Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the respective Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by a Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether they receives any distribution from the company.

Each Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

Each Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund.

Wholly-Owned Subsidiaries

The Victory CEMP Commodity Enhanced Volatility Wtd Index Fund and Victory CEMP Commodity Volatility Wtd Index Fund and Victory CEMP Commodity Volatility Wtd Index Fund each intends to invest a portion of its assets in a Fund’s respective Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as each Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that each Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the “Safe Harbor”) pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are “of a kind customarily dealt in on an organized commodity exchange” if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary’s securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of a Subsidiary’s activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary’s gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as “portfolio interest.” The term “portfolio interest” generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

Each Subsidiary will be wholly-owned by a Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” Because the applicable Fund is a U.S. person that will own all of the stock of the Subsidiary, the Fund will be a “U.S. Shareholder” and the Subsidiary will be a CFC. As a “U.S. Shareholder,” the Fund will be required to include in gross income for United States federal income tax purposes all of the Subsidiary’s “subpart F income” (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income.

In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a “U.S. Shareholder” may in certain circumstances be required to report a disposition of shares in a Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

SPECIAL RISK RELATED TO CYBER SECURITY

The Funds and their service providers have administrative and technical safeguards in place with respect to information security. Nevertheless, the Funds and their service providers are potentially susceptible to operational and information security risks resulting from a cyber-attack as the Funds are highly dependent upon the effective operation of their computer systems and those of their business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting VCM, the Distributor, the Funds, the custodians, the transfer agent, financial intermediaries and other affiliated or third-party service providers may adversely affect the Funds and their shareholders owners. For instance, cyber-attacks may interfere with the processing of Fund transactions, including the processing of orders, impact a Fund’s ability to calculate net asset values, cause the release and possible destruction of confidential customer or business information, impede trading, subject a Fund and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which a Fund invests, which may cause a Fund’s investments to lose value. A Fund may also incur additional costs for cyber security risk management in the future.  Although the Funds and their service providers have adopted security procedures to minimize the risk of a cyber-attack, there can be no assurance that the Funds or their service providers will avoid losses affecting the Funds due to cyber-attacks or information security breaches in the future.

ORGANIZATION OF THE TRUST

As a Delaware statutory trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Funds; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. Under the Trust’s Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. Therefore, the Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders or unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.  At such time, the Trustees then in office will call a shareholders meeting. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ independent registered public accounting firm is Cohen Fund Audit Services, LTD., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115. Shareholders will receive annual financial statements, together with a report of the independent registered public accountants, and semiannual unaudited financial statements of the Funds. The independent registered public accountants will report on the Funds’ annual financial statements, review certain regulatory reports and the Funds’ income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

LEGAL MATTERS

Effective May 1, 2015, legal advice regarding certain matters relating to the federal securities laws applicable to the Funds and the offer and sale of their shares has been provided by Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Funds for the fiscal year ended June 30, 2015. You can obtain a copy of the Annual Report without charge by calling the Funds at 1-800-539-3863.

STATEMENT OF ADDITIONAL INFORMATION

October , 2015

	Class A	Class C
Victory CEMP Multi-Asset Balanced Fund	CTMAX	CTMCX
Victory CEMP Multi-Asset Growth Fund	LTGAX	LTGCX
Victory CEMP Alternative Strategies Fund	CAIAX	CAICX

(each a “Fund” and together, the “Funds”)

Each Fund is a series of Victory Portfolios II (formerly Compass EMP Funds Trust)

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectus of Victory CEMP Multi-Asset Balanced Fund, Victory CEMP Multi-Asset Growth Fund and Victory CEMP Alternative Strategies Fund dated October ,2015, which is incorporated by reference into this SAI (i.e., legally made a part of this SAI). Copies may be obtained without charge by contacting the Funds’ at P.O Box 182593, Columbus, Ohio 43218-2593, or by calling toll free 800-539-3863.

THE FUNDS	2
INVESTMENT RESTRICTIONS	3
SEGREGATION OF ASSETS	5
INVESTMENTS AND RISKS	5
TEMPORARY DEFENSIVE MEASURES	30
PORTFOLIO TURNOVER	30
DISCLOSURE OF PORTFOLIO HOLDINGS	31
MANAGEMENT OF THE TRUST	32
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	40
INVESTMENT ADVISER	41
PORTFOLIO MANAGERS	42
ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT SERVICES	45
CUSTODIAN	47
DISTRIBUTOR	47
PROXY VOTING POLICIES AND PROCEDURES	49
BROKERAGE ALLOCATION AND OTHER PRACTICES	50
ANTI-MONEY LAUNDERING PROGRAM	52
DETERMINATION OF NET ASSET VALUE	52
PURCHASE AND REDEMPTION OF SHARES	53
TAX STATUS	57
ORGANIZATION OF THE TRUST	62
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	62
LEGAL MATTERS	63
FINANCIAL STATEMENTS	63
APPENDIX A - RATINGS	A-1

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THE FUNDS

The Funds are each a diversified series of Victory Portfolios II (formerly Compass EMP Funds Trust), a Delaware statutory trust organized on April 11, 2012 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).

The Victory CEMP Multi-Asset Balanced Fund (formerly Compass EMP Multi-Asset Balanced Fund) (“Balanced Fund”), Victory CEMP Multi-Asset Growth Fund (formerly Compass EMP Multi-Asset Growth Fund) (“Growth Fund”) and Victory CEMP Alternative Strategies Fund (formerly Compass EMP Alternative Strategies Fund) (“Alternative Fund”) were organized to acquire all the assets of their predecessor funds, Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund, respectively, each a series of Mutual Fund Series Trust, an Ohio statutory trust (each a “Predecessor Fund”), in a tax-free reorganization, effective, March 29, 2013 (the “Reorganization”).

Each Fund may issue an unlimited number of shares of beneficial interest. All shares of a Fund have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which such shares are entitled to vote. In addition, each share of a Fund is entitled to participate equally with other shares of that Fund, on a class-specific basis, (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of each Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Victory Capital Management Inc. (the “Adviser”), is the Fund’s investment adviser. Each Fund’s investment objective(s), restrictions and policies are more fully described here and in the Fund’s Prospectus. The Board may start a new fund under the Trust at any time and after shares of that fund.

Each Fund offers two classes of shares: Class A shares and Class C shares. Each share class of a Fund represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads; (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares, and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

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INVESTMENT RESTRICTIONS

Each Fund has adopted the following fundamental investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. Each Fund may not:

1.              Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

2.              Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3.              Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. This limitation does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities;

4.              Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5.              Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries. This limitation does not

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apply to investments in the securities of the U.S. government, its agencies or instrumentalities;

6.              Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments or through commodity futures contracts or options), except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

7.              Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without a shareholder vote. Each Fund may not:

1.              Invest in any issuer for purposes of exercising control or management;

2.              Invest in securities of other investment companies except as permitted under the 1940 Act;

3.              Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities, which are not readily marketable and repurchase agreements with more than seven days to maturity. However, if more than 15% of Fund net assets are illiquid, the Fund’s investment adviser(s) will reduce illiquid assets such that they do not represent more than 15% of Fund net assets, subject to timing and other considerations which are in the best interests of the Fund and its shareholders; or

4.              Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board of Trustees (the “Board” or the “Trustees”) will consider what actions, if any, are appropriate to maintain adequate liquidity.

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SEGREGATION OF ASSETS

A transaction will not be considered to constitute the issuance by a fund of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% minimum asset coverage requirement otherwise applicable to borrowings by a fund, if the fund maintains an offsetting financial position by segregating liquid assets (as determined by the adviser under the general oversight of the fund board) at least equal to the value of the fund’s potential economic exposure as measured daily on a mark-to-market basis; or otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively defined as “covers” the transaction). The amount of liquid assets that a Fund may segregate may, depending on the nature of the instrument.  In order to comply with the applicable regulatory requirements regarding cover, a Fund may be required to buy or sell securities at a disadvantageous time or when the prices then available are deemed disadvantageous. In addition, segregated assets may not be readily available to satisfy redemption requests or for other purposes.

INVESTMENTS AND RISKS

The investment objective of each Fund and the descriptions of the Fund’s principal investment strategies are set forth in each Fund’s Prospectus. Each Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust. The following may refer to a Fund, each Fund or Funds, as the context so indicates.

The following pages contain more detailed information about the types of instruments in which the Funds may invest, strategies the Adviser may employ in pursuit of the Fund’s investment objective and a summary of related risks. The information below applies to each Fund and is described with respect to a single Fund for convenience.

Equity Securities

Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

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Preferred Stock

The Fund may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Convertible Securities

The Fund may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Participation Notes

The Fund may buy participation notes from a bank or broker-dealer (“issuer”) that entitle the Fund to a return measured by the change in value of an identified underlying security or basket of securities (collectively, the “underlying security”). Participation notes are typically used when a direct investment in the underlying security is restricted due to country-specific regulations. Investing in participation notes involves the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. However, the performance results of participation notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. In addition, participation notes are subject to counterparty risks. Participation notes may be considered illiquid.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to

6

twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Income Trusts

The Fund may invest in income trusts which are investment trusts that hold assets that are income producing. The income is passed on to the “unitholders.” Each income trust has an operating risk based on its underlying business. The term may also be used to designate a legal entity, capital structure and ownership vehicle for certain assets or businesses. Shares or “trust units” are traded on securities exchanges just like stocks. Income is passed on to the investors, called unitholders, through monthly or quarterly distributions. Historically, distributions have typically been higher than dividends on common stocks. The unitholders are the beneficiaries of a trust, and their units represent their right to participate in the income and capital of the trust. Income trusts generally invest funds in assets that provide a return to the trust and its beneficiaries based on the cash flows of an underlying business. This return is often achieved through the acquisition by the trust of equity and debt instruments, royalty interests or real properties. The trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Each income trust has an operating risk based on its underlying business; and, typically, the higher the yield, the higher the risk. They also have additional risk factors, including, but not limited to, poorer access to debt markets. Similar to a dividend paying stock, income trusts do not guarantee minimum distributions or even return of capital. If the business starts to lose money, the trust can reduce or even eliminate distributions; this is usually accompanied by sharp losses in a unit’s market value. Since the yield is one of the main attractions of income trusts, there is the risk that trust units will decline in value if interest rates offering in competing markets, such as in the cash/treasury market, increase. Interest rate risk is also present within the trusts themselves because they hold very long term capital assets (e.g. pipelines, power plants, etc.), and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset, and the life of the financing associated with it. In an increasing interest rate environment, not only does the attractiveness of trust distributions decrease, but quite possibly, the distributions may themselves decrease, leading to a double whammy of both declining yield and substantial loss of unitholder value. Because most income is passed on to unitholders, rather than reinvested in the business, in some cases, a trust can

7

become a wasting asset unless more equity is issued. Because many income trusts pay out more than their net income, the unitholder equity (capital) may decline over time. To the extent that the value of the trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trusts. Generally, income trusts also carry the same risks as dividend paying stocks that are traded on stock markets.

Publicly Traded Partnerships

The Fund may invest in publicly traded partnerships (“PTPs”). PTPs are limited partnerships the interests in which (known as “units”) are traded on public exchanges, just like corporate stock. PTPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a PTP, he or she becomes a limited partner. PTPs are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may “roll up” into a single PTP. A corporation may spin off a group of assets or part of its business into a PTP of which it is the general partner, either to realize what it believes to be the assets’ full value or as an alternative to issuing debt. A corporation may fully convert to a PTP, although since 1986 the tax consequences have made this an unappealing option; or, a newly formed company may operate as a PTP from its inception.

There are different types of risks to investing in PTPs including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change PTP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, PTP’s which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a PTPs revenue stream negatively. PTPs also carry some interest rate risks. During increases in interest rates, PTPs may not produce decent returns to shareholders.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can

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invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Fixed Income/Debt/Bond Securities

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Fund will be subjected to risk even if all fixed income securities in the Fund’s portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 2005. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness

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will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations typically redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Fund may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from

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declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may

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or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Fund’s adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase

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agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

High Yield Securities

The Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-

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insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund’s investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended (“1933 Act”), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (“LDCs”).

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations

In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with the Fund’s investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer,

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current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Bonds and Notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. The Fund may invest in Underlying Funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations (See “Participation Interests” section). States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to “non-appropriation” risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities (TIPS). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Obligations

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration,

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Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of

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principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Fund does not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices

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include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

Securities of Other Investment Companies

The Fund’s investments in Exchange-Traded Funds (“ETFs”), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Fund will be prevented from: 1) purchasing more than 3% of an investment company’s (including ETFs) outstanding shares; 2) investing more than 5% of the Fund’s assets in any single such investment company, and 3) investing more than 10% of the Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority, Inc. (“FINRA”) for funds of funds. In addition to ETFs, the Fund may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.

Closed-End Investment Companies

The Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the

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issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-end Investment Companies

The Fund and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying fund, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.

Under certain circumstances, an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in

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lieu of cash, in conformity with the rules of the Securities and Exchange Commission (“SEC”). In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Fund and its Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange-Traded Funds (“ETFs”)

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs). ETFs typically have two markets. The primary market is where institutions swap “creation units” in block-multiples of, for example, 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

Foreign Securities

General. The Fund may invest in foreign securities and ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

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Emerging Markets Securities

The Fund may purchase securities of emerging market issuers and ETFs and other investment companies that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities, stock indices, other index, reference asset or reference item and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of

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the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange and the New York Stock Exchange.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options

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Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

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Options on Futures Contracts

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

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Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index or reference item such as stock volatility) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase

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price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Swap Agreements

The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. Security investments are made without restriction as to the issuer’s country. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount

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expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

The Fund may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

Regulation as a Commodity Pool Operator

The Trust, on behalf of the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Fund will be subject to registration or regulation as a commodity pool operator.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are

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delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under 1933 Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the FINRA.

Under guidelines adopted by the Trust’s Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4 (a) (2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest

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payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4 (a) (2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4 (a) (2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

The Fund may from time to time lend securities from their portfolios to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. government obligations.  Under the Fund’s current practices (which are subject to change), a Fund must receive initial collateral equal to 102% of the market value of the loaned securities, plus any interest due in the form of cash or U.S. government obligations.  This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund sufficient to maintain the value of the collateral equal to at least 100% of the value of the loaned securities.  The lending agent receives a pre-negotiated percentage of the net earnings on the investment of the collateral.  The Funds will not lend portfolio securities to: (a) any “affiliated person” (as that term is defined in the 1940 Act) of any Fund; (b) any affiliated person of the Adviser; or (c) any affiliated person of such an affiliated person.  During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement.  Loans will be subject to termination by the Funds or the borrower at any time.  While a Fund will not have the right to vote securities on loan, they intend to terminate loans and regain the right to vote if that is considered important with respect to the investment.  A Fund will enter into loan arrangements only with broker-dealers, banks or other institutions that either the Adviser or the lending agent has determined are creditworthy under guidelines established by the Board.  Although these loans are fully collateralized, there are risks associated with securities lending.  The Fund’s performance could be hurt if a borrower defaults or becomes insolvent, or if the Fund wishes to sell a security before its return can be arranged. The return on invested cash collateral will result in gains and losses for the Funds. Each Fund will limit its securities lending to 33-1/3% of its total assets.

Short Sales

The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

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When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Fund does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 30% of the value of the Fund’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

TEMPORARY DEFENSIVE MEASURES

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for a Fund for defensive purposes. Such a strategy could include investing up to 100% of a Fund’s assets in cash or cash equivalent securities. This could affect a Fund’s performance and the Fund might not achieve its investment objectives.

PORTFOLIO TURNOVER

Each Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund.. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

The following table shows the portfolio turnover rates for each Fund for the fiscal period ended June 30, 2014 and the fiscal year ended June 30, 2015.

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	2015		2014*
Balanced Fund		%	12%

Growth Fund		%	4%
Alternative Fund		%	49%

*For the period December 1, 2013 through June 30, 2014

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

No sooner than thirty days after the end of each month, each Fund will make available a complete schedule of its portfolio holdings as of the last day of the month. Each Fund files with the SEC a Form N-CSR or a Form N-Q report for the period that includes the date as of which that list of portfolio holdings was current. Each filing discloses the Fund’s portfolio holdings as of the end of the applicable quarter.

Other than to rating agencies and service providers, as described below, a Fund does not selectively disclose its portfolio holdings to any person. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•  The Adviser. Personnel of the Adviser, including personnel responsible for managing a Fund’s portfolio, may have full daily access to the Fund’s portfolio holdings because that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Funds. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser’s personnel may also release and discuss certain portfolio holdings with various broker/dealers.

•  SunGard Investor Services LLC is the transfer agent and dividend disbursing agent for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for each Fund.

•  Citibank N.A. is the custodian for the Funds; therefore, its personnel and agents have full daily access to each Fund’s portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for each Fund.

•  Cohen Fund Audit Services, LTD. is the independent registered public accounting firm for the Funds; therefore, its personnel and agents receive information regarding each Fund’s portfolio holdings as needed with no time lag in order to provide the agreed upon services for each Fund.

•  Morrison & Foerster LLP is independent legal counsel to the Trust; therefore, its personnel and agents may receive information regarding each Fund’s portfolio holdings as needed with no time lag to perform the agreed upon services.

•  Rating Agencies. Morningstar, Lipper and other mutual fund rating agencies may also receive each Fund’s full portfolio holdings, generally monthly on a 30-day lag basis with the understanding that such holdings may be posted or disseminated to the public by the rating agencies at any time.

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The Funds’ Chief Compliance Officer, or such officer’s designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available) in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT OF THE TRUST

Board Leadership Structure

The Trust is governed by a Board of Trustees consisting of eight Trustees, seven of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (the “Independent Trustees”).  The Chair of the Board is an Independent Trustee, who functions as the lead Trustee.  The Chair serves as liaison between the Board and its Committees, and the Funds’ investment adviser and other service providers.  The Chair is actively involved in setting the Board meeting agenda, and participates on certain of the Board’s Committees.

Board Risk Oversight

In considering risks related to the Funds, the Board consults and receives reports from officers of the Funds and personnel of the Adviser, who are charged with the day-to-day risk oversight function. Matters regularly reported to the Board or a designated committee include certain risks involving the Funds’ investment portfolios, trading practices, operational matters, financial and accounting controls, and legal and regulatory compliance. The Board has delegated to the Audit and Risk Oversight Committee overall responsibility for reviewing reports relating to compliance and enterprise risk, including operational risk and personnel. The Board relies on the Investment Committee to review reports relating to investment risks, that is, risks to the Funds resulting from pursuing the Funds’ investment strategies (e.g., credit risk, liquidity risk and market risk).

Trustee Qualifications

The following summarizes the experience and qualifications of the Trustees:

David Brooks Adcock. Mr. Adcock served for many years as general counsel for Duke University and Duke University Health System, where he provided oversight to complex business transactions such as mergers and acquisitions and dispositions. He has served for more than 20 years as a public interest arbitrator for, among others, the New York Stock Exchange, the American Stock Exchange, the National Futures Association, FINRA and the American Arbitration Association. The Board believes that Mr. Adcock’s knowledge of complex business transactions and the securities industry combined with his previous service on the boards of other mutual funds qualifies him to serve on the Board.

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Nigel D.T. Andrews. Mr. Andrews served for many years as a management consultant for a nationally recognized consulting company and as a senior executive at GE, including Vice President of Corporate Business Development, reporting to the Chairman, and as Executive Vice President of GE Capital. He also served as a Director and member of the Audit and Risk Committee of Old Mutual plc, a large publicly traded company whose shares are traded on the London Stock Exchange. Mr. Andrews formerly served as the non-executive chairman of Old Mutual’s US asset management business, where he also served on the audit and risk committee. Mr. Andrews also served as a Governor of the London Business School. He serves as a director of Carlyle GMS Finance, Inc., a business development company. The Board believes that his experience in these positions, particularly with respect to oversight of risk and the audit function of public companies, as well as his previous service on the boards of other mutual funds qualifies him to serve as a Trustee.

David C. Brown. Mr. Brown serves as the Chairman and Chief Executive Officer (since 2013) of the Adviser, and, as such is an “interested person” of the Trust. Previously, he served as Co-Chief Executive Officer (2011-2013), and President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011) of the Adviser. The Board believes that his position and experience with the Adviser and his previous experience in the investment management business qualifies him to serve as a Trustee.

E. Lee Beard. Ms. Beard, a certified public accountant, has served as the president, chief executive officer and director, and as a chief financial officer, of public, federally insured, depository institutions. As such, Ms. Beard is familiar with issues relating to audits of financial institutions. The Board believes that Ms. Beard’s experience as the chief executive officer of a depository institution, her service on the boards of other mutual funds and her knowledge of audit and accounting matters qualifies her to serve as a Trustee.

Sally M. Dungan. Ms. Dungan, a Chartered Financial Analyst, has been in the investment and financial management business for many years. She currently serves as Chief Investment Officer for Tufts University, a position she has held since 2002, and previously served as Director of Pension Fund Management for Siemens Corporation (2000-2002), Deputy Chief Investment Officer and Senior Investment Officer of Public Markets of the Pension Reserves Investment Management Board of the Commonwealth of Massachusetts (1995-2000) and Administrative Manager for Lehman Brothers (1990-1995). Ms. Dungan has served on the boards, including their audit and investment committees, of private institutions and mutual funds. The Board believes Ms. Dungan’s extensive knowledge of the investment process and financial markets qualifies her to serve as a Trustee.

John L. Kelly. Mr. Kelly has more than 35 years of experience and leadership roles in the financial services industry including institutional electronic trading, capital markets, corporate and investment banking, retail brokerage, private equity, asset/wealth management, institutional services, mutual funds and related technology enabled services. He has served as an Independent Trustee of The Victory Portfolios, The Victory Institutional Funds, and The Victory Variable Insurance Funds from 2008 to 2011. The Board believes that this experience qualifies him to serve as a Trustee.

David L. Meyer. For six years, Mr. Meyer served as chief operating officer, Investment Wealth Management Division of Mercantile Bankshares Corp. (now PNC Financial Services Corp.) and has served as an officer or on the board of other mutual funds for many years. The Board believes that his experience, particularly as it related to the operation of registered investment companies, qualifies him to serve as a Trustee.

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Leigh A. Wilson. Mr. Wilson served for many years as Chief Executive Officer of Paribas North America and as such has extensive experience in the financial sector. He serves as an Independent Non-Executive Director and Chairman of the Board of Caledonia Mining Corporation, a Canadian mining company listed on the Toronto Stock Exchange. As a former director of the Mutual Fund Directors Forum (“MFDF”), he is familiar with the operation and regulation of registered investment companies. He served on a MFDF steering committee created at the request of then-SEC Chairman William Donaldson to recommend best practices to independent mutual fund directors. He received the Small Fund Trustee of the Year award from Institutional Investor Magazine in 2006. The Board believes that this experience and his previous service on the boards of other mutual funds qualifies him to serve as a Trustee.

Trustees and Officers

The following tables list the Trustees and Officers, their ages, position with the Trust, length of time served, principal occupations during the past five years and, where applicable, any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act.  Each Trustee oversees 30 portfolios in the Trust, 25 portfolios in The Victory Portfolios, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex.  There is no defined term of office and each Trustee serves until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor.  Each Trustee’s and Officer’s address is c/o Victory Portfolios II, 3435 Stelzer Road, Columbus, Ohio 43219.

Independent Trustees

Name and Age	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
David Brooks Adcock, 63	Trustee	Since May 2015, indefinite	Consultant (since 2006).	57

The Victory Portfolios (2005-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2005-present); The Victory Variable Insurance Funds (1 portfolio) (2005-present); FBR Funds (2011-2012).

Nigel D. T. Andrews, 68	Trustee	Since May 2015, indefinite	Retired.	57

The Victory Portfolios (2002-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2002-present); The Victory Variable Insurance Funds (1 portfolio) (2002-present); Carlyle GMS Finance, Inc. (since 2012); Chemtura Corporation (2000-

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					2010); Old Mutual plc. (2002-2011); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 63	Trustee	Since May 2015, indefinite	Consultant, The Henlee Group, LLC. (consulting) (since 2005).	57

The Victory Portfolios (2005-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2005-present); The Victory Variable Insurance Funds (1 portfolio) (2005-present); Penn Millers Holding Corporation (January 2011 to November 2011).

Sally M. Dungan, 61	Trustee	Since May 2015, indefinite	Chief Investment Officer, Tufts University, since 2002.	57	The Victory Portfolios (2011-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2011-present); The Victory Variable Insurance Funds (1 portfolio) (2011-present);
John L. Kelly, 62	Trustee	Since May 2015, indefinite	Bulk physical commodities broker, Endgate Commodities LLC (Aug. 2014 to present); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011 to July 2014); Managing Member, Crossroad LLC (Consultants)(April 2009 to December 2011).	57

The Victory Portfolios (2008-2011 and since Feb. 2015) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2008-2011 and since Feb. 2015); The Victory Variable Insurance Funds (1 portfolio) (2008-2011 and since Feb. 2015); Director, Caledonia Mining Corporation (May 2012 to present); Managing Member, Crossroad LLC (May 2009 to present).

David L. Meyer, 58	Trustee	Since May 2015, indefinite	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.)(2002-2008).	57	The Victory Portfolios (2008-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2008-present); The Victory Variable Insurance Funds (1 portfolio) (2008-present);

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Leigh A. Wilson, 70	Chair and Trustee	Since May 2015, indefinite	Director, The Mutual Fund Directors Forum (since 2004).	57

The Victory Portfolios (1994-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (1994-present); The Victory Variable Insurance Funds (1 portfolio) (1994-present); Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee and Independent Chairman, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee and Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
David C. Brown, * 43	Trustee	Since 2015, indefinite	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer, (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), Victory Capital Management Inc.; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	57	The Victory Portfolios (2008-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2008-present); The Victory Variable Insurance Funds (1 portfolio) (2008-present);
Christopher K. Dyer, 53	President	Since 2015, indefinite	Director of Mutual Fund Administration, the Adviser.	N/A	N/A
Scott A. Stahorsky, 46	Vice President	Since 2015, indefinite	Manager, Fund Administration, the Adviser.	N/A	N/A
Erin G. Wagner, 41	Secretary	Since 2015, indefinite	Associate General Counsel, the Adviser	N/A	N/A

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(since 2013); Associate, Dechert LLP (2001-2010).
Christopher A. Ponte, 31	Treasurer	Since 2015, indefinite	Senior Analyst, Fund Administration, the Adviser; registered Principal, Victory Capital Advisers, Inc. (since 2011).	N/A	N/A
Jay G. Baris, 61	Assistant Secretary	Since 2015, indefinite	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP. (1994-2011).	N/A	N/A
Edward J. Veilleux, 71	Chief Compliance Officer	Since 2015, indefinite	President of EJV Financial Services (mutual fund consulting)	N/A	N/A

*Mr. Brown is an “Interested Person” by reason of his relationship with the Adviser.

Committees of the Board.

The following standing Committees of the Board are currently in operation: Audit and Risk Oversight, Continuing Education, Investment, Service Provider, Board Governance and Nominating, and Agenda. In addition to these standing Committees, the Board may form temporary Special Committees to address particular areas of concern. In addition, a Committee may form a Sub-Committee to address particular areas of concern to that Committee.

The members of the Audit and Risk Oversight Committee, all of whom are Independent Trustees, are Mr. Meyer (Chair), Mr. Adcock, Ms. Beard, and Mr. Wilson. The primary purpose of this Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls, as required by the statutes and regulations administered by the SEC, including the 1940 Act. The Committee also has overall responsibility for reviewing periodic reports with respect to compliance and enterprise risk, including operational risk and personnel. The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The members of the Continuing Education Committee are Mr. Meyer (Chair), Ms. Beard, and Ms. Dungan. The function of this Committee is to develop programs to educate the Trustees to enhance their effectiveness as a Board and individually.

The members of the Investment Committee are Ms. Dungan (Chair), Mr. Andrews, Mr. Kelly and Mr. Wilson. The function of this Committee is to oversee the Fund’s compliance with investment objectives, policies and restrictions, including those imposed by law or regulation, and assists the Board in its annual review of the Funds’ investment advisory agreements.

The members of the Service Provider Committee are Ms. Beard (Chair), Mr. Adcock, Mr. Brown, and Mr. Meyer. This Committee negotiates the terms of the written agreements with the Funds’ service providers, evaluates the quality of periodic reports from the service providers (including reports submitted by sub-service providers) and assists the Board in its review of each Fund’s service providers, other than the investment adviser and independent auditors.

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The Board Governance and Nominating Committee consists of all of the Independent Trustees. Mr. Andrews currently serves as the Chair of this Committee. The functions of this Committee are: to oversee Fund governance, including the nomination and selection of Trustees; to evaluate and recommend to the Board the compensation and expense reimbursement policies applicable to Trustees; and periodically, to coordinate and facilitate an evaluation of the performance of the Board.

The Board Governance and Nominating Committee will consider nominee recommendations from Fund shareholders, in accordance with procedures established by the Committee. A Fund shareholder should submit a nominee recommendation in writing to the attention of the Chair of the Trust, 4900 Tiedeman Road, Brooklyn, Ohio 44144. The Committee (or a designated sub-committee) will screen shareholder recommendations in the same manner as it screens nominations received from other sources, such as current Trustees, management of the Fund or other individuals, including professional recruiters. The Committee need not consider any recommendations when no vacancy on the Board exists, but the Committee will consider any such recommendation if a vacancy occurs within six months after receipt of the recommendation. In administering the shareholder recommendation process, the Chair, in the Chair’s sole discretion, may retain the services of counsel to the Trust or to the Independent Trustees, management of the Fund or any third party. The Committee will communicate the results of the evaluation of any shareholder recommendation to the shareholder who made the recommendation.

The Agenda Committee consists of the Chair of the Board and the Chair of each other Committee.

During the fiscal year ended June 30, 2015,the Board held one meeting; the Audit and Risk Oversight Committee held one meeting; the Investment Committee held one meeting; the Service Provider Committee held two meetings; and the Board Governance and Nominating Committee held one meeting The Continuing Education Committee met informally during the fiscal year.

Prior to May 1, 2015, the Trust was governed by a different Board of Trustees.

Compensation of Trustees.

Effective May 1, 2015, the Victory Fund Complex pays each Independent Trustee $219,000 per year for his or her service to all of the funds in the Complex, including the Funds that are series of the Trust. The Board Chair is paid an additional retainer of $109,500 per year. The Funds bear a portion of the Independent Trustees’ compensation. The Board reserves the right to award reasonable compensation to any Interested Trustee. The Trust does not maintain a retirement plan for its Trustees.

Prior to May 1, 2015, the Trust paid each Independent Trustee $1,000 per Fund per year, as well as reimbursement for any reasonable expenses incurred attending Trust meetings, to be paid quarterly. The Audit Committee Chairman received an additional $2,000 per year. In addition, the Chairman of the Board, if an Independent Trustee, received an additional $2,000 per year.

No “interested persons” who serve as a Trustee of the Trust receive any compensation for their services as Trustee.

The following table indicates the compensation received by each of the Trustees for the fiscal period ended June 30, 2015. No amounts were paid to the executive officers during this period.

Name and Position	Aggregate Compensation From Trust*	Total Compensation From Trust and Fund Complex Paid to Trustees
David Brooks Adcock	$	$
Nigel D. T. Andrews	$	$
E. Lee Beard	$	$
Sally M. Dungan	$	$
John L. Kelly	$	$
David L. Meyer	$	$
Leigh A. Wilson	$		4

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* Each Trustee became a Trustee of the Trust on May1, 2015.

Compensation of Predecessor Trustees

The following table indicates the compensation received by each of the predecessor Trustees for the fiscal period ended June 30, 2015. No amounts were paid to the executive officers during this period.

Name and Position	Aggregate Compensation From Trust*	Total Compensation From Trust and Fund Complex Paid to Trustees
Donald T. Benson Trustee, Audit Committee Chairman	$	$
John M. Gering Trustee	$	$
Ottis E. Mims Trustee	$	$
David J. Moore** Trustee, Chairman of the Board	$	$

* Each predecessor Trustee’s term ended on April 30, 2015, ** Mr. Moore was an “interested person” of the Trust.

Trustees’ Ownership of Shares in the Funds. The following tables show the dollar ranges of Fund shares (and of shares of all series of the Victory Fund Complex) beneficially owned by the Trustees as of December 31, 2014. None of the Trustees beneficially own any shares of the Funds and the Trust’s officers and Trustees, as a group, owned less than 1% of each Fund as of the date of this SAI.  No Independent Trustee (or any immediate family member) owns beneficially or of record an interest in the Adviser, Victory Capital Advisers, Inc. (the “Distributor”), or the predecessor investment adviser or distributor or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (other than Funds in the Victory Funds Complex).

Independent Trustees.

Trustee	Dollar Range of Beneficial Ownership of Fund Shares	Aggregate Dollar Range of Ownership of Shares of All Series of the Victory Fund Complex
David Brooks Adcock	None	Over $100,000
Nigel D. T. Andrews	None	Over $100,000
E. Lee Beard	None	Over $100,000
Sally M. Dungan	None	Over $100,000
John L. Kelly	None	Over $100,000
David L. Meyer	None	Over $100,000
Leigh A. Wilson	None	Over $100,000

Interested Trustee.

Trustee	Dollar Range of Beneficial Ownership of Fund Shares	Aggregate Dollar Range of Ownership of Shares of All Series of the Victory Fund Complex
Mr. Brown†	None	Over $100,000

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†Mr. Brown is an “Interested Person” by reason of his relationship with Victory Capital Management Inc.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholder’s meeting than votes of other shareholders.

As of September 30, 2015, the following shareholder(s) of record owned 5% or more of the outstanding shares of each class of each Fund:

Victory CEMP Multi-Asset Balanced Fund

Name & Address	Class A Shares	Percentage of Shares
NFS LLC FEBO Transamerica Life Ins
1150 S. Olive St.
Los Angeles, CA 90015-2211
Charles Schwab & Co., Inc.
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

Victory CEMP Multi-Asset Growth Fund

Name & Address	Class A Shares	Percentage of Shares
NFS LLC FEBO Transamerica Life Ins
1150 S. Olive St.
Los Angeles, CA 90015-2211

Charles Schwab & Co., Inc.
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

Gerlach (Nominee) & Co., LLC
FBO A/C
3800 Citibank Center, Suite B3-14
Tampa, FL 33610

Name & Address	Class C Shares	Percentage of Shares

Florabella LLC
2450 Hidden River Lane
Franklin, TN 37069

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Name & Address	Class C Shares	Percentage of Shares
Sterne Agee & Leach Inc
Suite 100W
Birmingham, AL

Victory CEMP Alternative Strategies Fund

Name & Address	Class A Shares	Percentage of Shares
Charles Schwab & Co., Inc.
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

LPL Financial A/C 1176-2637
9785 Towne Centre Drive
San Diego, CA 92121-1968

INVESTMENT ADVISER

Victory Capital Management Inc. (the “Adviser”), a New York corporation located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Adviser is responsible for the overall management of the Funds’ business affairs. The Adviser is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions. The Adviser is a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds (together, “Crestview”) with a substantial minority interest in VCH owned by employees of the Adviser. As of September 30, 2015, the Adviser and its affiliates managed assets totaling in excess of $ billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of each Fund.

Pursuant to the Advisory Agreement between the Adviser and the Trust, on behalf of the Funds, effective May 1, 2015, each Fund pays the Adviser, on a monthly basis, an annual advisory fee based on the Fund’s average daily net assets, as described in the table below. Additionally, the Adviser may contractually agree to waive management fees and/or reimburse expenses for one or more Funds as described in the prospectus from time to time.

The table below provides information about the advisory fees paid to the Adviser by the Funds for the fiscal period ended June 30, 2015:

	Incurred	Waived /Reimbursed	Recouped
June 30, 2015*
Balanced Fund	$	$	$
Growth Fund	$	$		$0
Alternative Fund	$	$	$

 *For the period May 1, 2015 through June 30, 2015.

The table below provides information about the advisory fees paid to Compass Efficient Model Portfolios, LLC, the predecessor investment adviser until May 1, 2015, by the Funds for the fiscal year ended November 30, 2013, the fiscal period ended June 30, 2014 and the fiscal year ended June 30, 2015:

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	Incurred	Waived /Reimbursed	Recouped
June 30, 2015*
Balanced Fund	$0	$0	$0
Growth Fund	$0	$0	$0
Alternative Fund	$0	$0	$0
June 30, 2014**
Balanced Fund	$0	$0	$9,534
Growth Fund	$0	$7,117	$0
Alternative Fund	$0	$22,842	$0
November 30, 2013
Balanced Fund	$376,607	$0	$0
Growth Fund	$307,203	$0	$0
Alternative Fund	$991,641	$0	$0

**For the period July 1, 2014 through April 30, 2015.

**For the period December 1, 2013 through June 30, 2014.

PORTFOLIO MANAGERS

As described in the Prospectus, the Portfolio Managers listed below are responsible for the management of the Funds and, as of June 30, 2015, the other accounts set forth in the following tables.

STEPHEN HAMMERS	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

ALEX PAZDAN	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

DAN BANASZAK	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

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DAVID HALLUM	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

ROB BATEMAN	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Ownership of Securities

The following tables show the dollar range of equity securities beneficially owned by the portfolio managers in each Fund as of June 30, 2015.

STEPHEN HAMMERS

Fund	Dollar Range of Equity Securities in the Fund
Victory CEMP Multi-Asset Balanced Fund	$
Victory CEMP Multi-Asset Growth Fund	$
Victory CEMP Alternative Strategies Fund	$

ALEX PAZDAN

Fund	Dollar Range of Equity Securities in the Fund
Victory CEMP Multi-Asset Balanced Fund	$
Victory CEMP Multi-Asset Growth Fund	$
Victory CEMP Alternative Strategies Fund	$

DAN BANASZAK

Fund	Dollar Range of Equity Securities in the Fund
Victory CEMP Multi-Asset Balanced Fund	$
Victory CEMP Multi-Asset Growth Fund	$
Victory CEMP Alternative Strategies Fund	$

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DAVID HALLUM

Fund	Dollar Range of Equity Securities in the Fund
Victory CEMP Multi-Asset Balanced Fund	$
Victory CEMP Multi-Asset Growth Fund	$
Victory CEMP Alternative Strategies Fund	$

ROBERT BATEMAN

Fund	Dollar Range of Equity Securities in the Fund
Victory CEMP Multi-Asset Balanced Fund	$
Victory CEMP Multi-Asset Growth Fund	$
Victory CEMP Alternative Strategies Fund	$

Compensation

The Adviser has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of the Adviser’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Adviser attract and retain high-quality investment professionals, and (3) contribute to the Adviser’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing their Fund , separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Adviser receives a performance fee) (together, “Accounts”).  A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise.  The Adviser monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.

Each of the portfolio management teams employed by the Adviser may earn incentive compensation based on a percentage of the Adviser’s revenue attributable to fees paid by Accounts managed by the team.  The chief investment officer of each team, in coordination with the Adviser, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style.  Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Adviser’s philosophy and values, such as leadership, risk management and teamwork.  The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or their Fund relative to a selected peer group(s).  The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

The Adviser’s portfolio managers may participate in the equity ownership plan of the Adviser’s parent company.  There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm.  Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

Conflicts of Interest

The Adviser’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds.  A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee.  A portfolio manager also may make personal investments in accounts

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they manage or support. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues.  The Funds and the Adviser have policies and procedures in place, including the Adviser’s internal review process and oversight by the Board of Trustees, that are intended to mitigate those conflicts.

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT SERVICES

Administrative and Fund Accounting Services

Victory Capital Management Inc. (“VCM”) serves as administrator to the Trust pursuant to an agreement dated July 1, 2006, as amended (the “Administration and Fund Accounting Agreement”). Citi serves as sub-administrator to the Trust pursuant to an agreement with VCM dated July 1, 2006, as amended (the “Sub-Administration and Sub-Fund Accounting Agreement”). As administrator, VCM supervises the Trust’s operations, including the services that Citi provides to the Fund as sub-administrator, but excluding those that VCM supervises as investment adviser, subject to the supervision of the Board.

Under the Administration and Fund Accounting Agreement, for the administration and fund accounting services that VCM renders to the Trust, VCM is paid an annual fee, accrued daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of the Trust, The Victory Portfolios (“VP”) and The Victory Variable Insurance Funds (“VVIF”): 0.108% of the first $8 billion in aggregate Trust, VP and VVIF net assets, plus 0.078% of aggregate Trust. VP and VVIF net assets in excess of $8 billion to $10 billion, plus 0.075% of aggregate Trust, VP and VVIF net assets in excess of $10 billion to $12 billion, plus 0.065% of aggregate Trust, VP and VVIF net assets in excess of $12 billion. VCM may periodically waive all or a portion of the amount of its fee that is allocated to the Funds in order to increase the Fund’s net income available for distribution to shareholders. In addition, the Trust, VP and VVIF reimburse VCM for all of their reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration and Fund Accounting Agreement.

Except as otherwise provided in the Administration and Fund Accounting Agreement, VCM shall pay all expenses that it incurs in performing its services and duties as administrator. Unless sooner terminated, the Administration and Fund Accounting Agreement will continue in effect for a period of three years and for consecutive one-year terms thereafter, provided that such continuance is ratified by the Board or by vote of a majority of the outstanding shares of the Funds and, in either case, by a majority of the Trustees who are not parties to the Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Agreement. The Administration and Fund Accounting Agreement provides that VCM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence or reckless disregard of its obligations and duties under the Agreement.

Under the Administration and Fund Accounting Agreement, VCM coordinates the preparation, filing and distribution of amendments to the Trust’s registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust’s other service provider contracts; monitors compliance with investment restrictions imposed by the 1940 Act, the Funds’ investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds’ service arrangements with financial institutions that make the Funds’ shares available to their customers; assists with regulatory compliance; supplies individuals to serve as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.

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Sub-Administrative and Sub-Accounting Services

Citi

Citi Fund Services of Ohio, Inc. (“Citi”) serves as sub-administrator to the Funds pursuant to an agreement with VCM dated July 1, 2006, as amended (the “Sub-Administration and Sub-Fund Accounting Agreement”). Citi assists in supervising all operations of the Funds (other than those performed by VCM either as investment adviser or administrator), subject to the supervision of the Board.

Under the Citi Sub-Administration and Sub-Fund Accounting Agreement, for the sub-administration services that Citi renders to the Trust, VP and VVIF, VCM pays Citi an annual fee, computed daily and paid monthly, at the following annual rates: 0.05% of the first $8 billion of aggregate Trust, VP and VVIF net assets; plus 0.02% of aggregate net assets of aggregate Trust, VP and VVIF net assets from in excess of $8 billion to $12 billion; plus 0.01% of aggregate Trust, VP and VVIF net assets in excess of $12 billion. Citi may periodically waive all or a portion of the amount of its fee that is allocated to the Funds in order to increase the net income of the Funds available for distribution to shareholders. In addition, the Trust, VP and VVIF reimburse Citi for all of their reasonable out-of-pocket expenses incurred as a result of providing the services under the Sub-Administration and Sub-Fund Accounting Agreement.

Unless sooner terminated, the Sub-Administration and Sub-Fund Accounting Agreement will continue in effect as to the Fund for a period of three years and for consecutive one-year terms thereafter, provided that such continuance is ratified by the Board or by vote of a majority of the outstanding shares of the Fund and, in either case, by a majority of the Trustees who are not parties to the Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Agreement. The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.

Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds’ shares with the states; prepares shareholder reports and reports to the SEC on Forms N-SAR and N-Q; coordinates dividend payments; calculates the Funds’ performance information; files the Trust’s tax returns; supplies individuals to serve as Trust officers; monitors the Fund’s status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and Trustees’ and officers’/errors and omissions insurance policies for the Trust; and assists in the annual audit of the Funds.

Transfer Agent

SunGard Investor Services LLC (“SunGard”) located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer agent for the Fund pursuant to a transfer agency agreement dated [           ], 2015. Under its agreement with the Victory Funds, SunGard has agreed to (1) issue and redeem shares of the Fund; (2) address and mail all communications by the Fund to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Funds’ operations.

The table below provides information about the administrative, fund accounting and transfer agent fees paid by the Funds to Gemini Fund Services, LLC, the Funds’ predecessor administrator, fund accountant and transfer agent for the fiscal the fiscal year ended November 30, 2013, the fiscal period ended June 30, 2014 and the fiscal year ended June 30, 2015:

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	Balanced Fund		Growth Fund		Alternative Fund
June 30, 2015	$		$		$
June 30, 2014*		$0		$0		$0
November 30, 2013		$137,766		$73,837		$176,304

*For the period December 1, 2013 through June 30, 2014.

CUSTODIAN

Citibank N.A., (the “Custodian”), located at 388 Greenwich St., New York, New York 10013, serves as the custodian of each Fund’s assets pursuant to a custody agreement (the “Custody Agreement”) by and between the Custodian and the Trust on behalf of the Funds. The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. Each Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

DISTRIBUTOR

Victory Capital Advisers, Inc. (the “Distributor”), located at 4900 Tiedeman Road, 4th Floor, Brooklyn OH 44144, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated May 21, 2015, as amended (the “Distribution Agreement”). The Distributor is an affiliate of the Adviser. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Funds for two years and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Board or by the vote of a majority of the outstanding shares of the Funds, and (2) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.

Rule 12b-1 Plan

The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which the Fund is authorized to pay the Distributor, as compensation for Distributor’s account maintenance services under this Plan, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Fund’s average daily net assets attributable to the relevant class. Such fees are to be paid by the Fund monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Rule 12b-1 Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund will bear its own costs of distribution with respect to its shares. The Fund may make other payments, such as contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services

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available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients. From time to time, the Adviser or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of a Fund. Such compensation provided by the Adviser or Distributor may include financial assistance to dealers that enable the Adviser or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. The Adviser and Distributor make payments for events they deem appropriate, subject to applicable law. These payments may vary depending upon the nature of the event.

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

The table below states the amounts paid by each Fund’s Class A and Class C shares under the Distribution plans for the fiscal period ended June 30, 2014 and the fiscal year ended June 30, 2015:

Fund	Class A Shares		Class C Shares
June 30, 2015
Balanced Fund	$		$
Growth Fund	$		$
Alternative Fund	$		$
June 30, 2014*
Balanced Fund		$114,058		$87,642
Growth Fund		$62,647		$35,127
Alternative Fund		$77,932		$63,119

*For the period December 1, 2013 through June 30, 2014

The table below states the principle types of activities for which the Funds made payments under the Distribution Plans for the fiscal period ended June 30, 2014 and the fiscal year ended June 30, 2015:

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Fund	Balanced Fund	Growth Fund	Alternative Fund
June 30, 2015
Payment to Underwriter/Distributor	$	$	$
Other	$	$	$
June 30, 2014*
Payment to Underwriter/Distributor	$	$	$
Other	$	$	$

*For the period December 1, 2013 through June 30, 2014

CODES OF ETHICS

Each of the Trust, the Adviser and the Distributor has adopted a Code of Ethics.  The Adviser Code of Ethics applies to all Access Personnel (the Adviser’s directors and officers and employees with investment advisory duties) and all Supervised Personnel (all of the Adviser’s directors, officers and employees).  Each Code of Ethics provides that Access Personnel must refrain from certain trading practices.  Each Code also requires all Access Personnel (and, in the Adviser Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Funds. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, described below (“Proxy Voting Policy”).

The actual voting records relating to portfolio securities for each Fund during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, (888) 944-4367 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the proxy voting will be sent within three business days of receipt of a request.

The Adviser’s Proxy Voting Policy is designed to: (i) ensure that proxies are voted in the best interests of shareholders of the Funds with a view toward maximizing the value of their investments; (ii) address conflicts of interests between these shareholders, on the one hand, and affiliates of the Funds, the Adviser or the Distributor, on the other, that may arise regarding the voting of proxies; and (iii) provide for the disclosure of the Funds’ proxy voting records and the Proxy Voting Policy.

To assist the Adviser in making proxy-voting decisions, the Adviser has adopted the Proxy Voting Policy that establishes voting guidelines (“Proxy Voting Guidelines”) with respect to certain recurring issues. The Policy is reviewed on an annual basis by the Adviser’s Proxy Committee (“Proxy Committee”) and revised when the Committee determines that a change is appropriate.

Voting under the Proxy Voting Policy may be executed through administrative screening per established guidelines with oversight by the Adviser’s Proxy Committee or upon vote by a quorum of the Committee. The Adviser delegates to Institutional Shareholder Services (“ISS”), an independent service provider, the non-discretionary administration of proxy voting for the Trust, subject to oversight by the Proxy Committee. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by the Adviser.

The Adviser votes proxies in the best interests of the Fund and its shareholders. This entails voting client proxies with the objective of increasing the long-term economic value of Fund assets. The Adviser’s Proxy

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Committee determines how proxies are voted by following established guidelines, which are intended to assist in voting proxies and are not considered rigid rules. The Proxy Committee is directed to apply the guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the Funds or if required by the Board. In such cases, the Adviser may consider, among other things:

•                            the effect of the proposal on the underlying value of the securities

•                            the effect on marketability of the securities

•                            the effect of the proposal on future prospects of the issuer

•                            the composition and effectiveness of the issuer’s board of directors

•                            the issuer’s corporate governance practices

•                            the quality of communications from the issuer to its shareholders

The Adviser may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team’s opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund’s best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

Occasionally, conflicts of interest arise between the Adviser’s interests and those of a Fund or another client. When this occurs, the Proxy Committee must document the nature of the conflict and vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue. In the event that the Proxy Voting Guidelines are inapplicable or do not mitigate the conflict, the Adviser will seek the opinion of the Adviser’s Chief Compliance Officer or consult with an external independent adviser. In the case of a Proxy Committee member having a personal conflict of interest (e.g. a family member is on the board of the issuer), such member will abstain from voting. Finally, the Adviser reports to the Board annually any proxy votes that took place involving a conflict, including the nature of the conflict and the basis or rationale for the voting decision made.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, the Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. The Adviser is also responsible for the implementation of those decisions, including the selection of broker/dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

In purchasing and selling each Fund’s portfolio securities, it is the Adviser’s policy to obtain quality execution at the most favorable prices through responsible broker/dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker/dealers to execute a Fund’s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Adviser or the Funds. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

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Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Funds. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices the Funds pay to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. The Adviser may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

The Adviser receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund’s portfolio is likely to be invested. The Adviser cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, the Adviser may be relieved of expenses, which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Adviser by or through brokers.

Certain broker/dealers, which provide quality execution services, also furnish research services to the Adviser. The Adviser has adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, the Adviser may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

Portfolio securities will not be purchased from or sold to the Adviser, or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC.

The table below provides information about the broker commissions paid by the Funds for the fiscal year ended November 30, 2013, the fiscal period ended June 30, 2014and the fiscal year June 30, 2015:

	Balanced Fund		Growth Fund		Alternative Fund
June 30, 2015	$		$		$
June 30, 2014*		$0		$0		$0
November 30, 2013		$118,327		$118,327		$118,327

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*For the period December 1, 2013 through June 30, 2014

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust appoints an Anti-Money Laundering Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

DETERMINATION OF NET ASSET VALUE

The net asset value per share for each class of shares of each Fund is determined each day the New York Stock Exchange (“NYSE”) is open, as of the close of the regular trading session of the NYSE that day (currently 4:00 p.m. Eastern Time), by dividing the value of a Fund’s net assets by the number of its shares outstanding. The NYSE is open Monday through Friday except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In determining each Fund’s NAV per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and asked prices is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over- the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value.

Puts and calls are valued at the last sales price therefore, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Fund writes a call, an amount

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equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted (“marked-to-market”) to reflect the current market value of the call. If a call written by a Fund is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Fund expires on its stipulated expiration date or if a Fund enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Fund is exercised by it, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Fund.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of them most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

PURCHASE AND REDEMPTION OF SHARES

Alternative Sales Arrangements

Class A, C and I Shares.  Alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances.  When comparing the classes of shares, when more than one is offered in the same Fund, investors should understand that the purpose and function of the Class C asset-based sales charge are the same as those of the Class A initial sales charge.  Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares in comparison to another class of shares.  Generally, Class A shares have lower ongoing expenses than Class C shares, but are subject to an initial sales charge.  Which class would be advantageous to an investor depends on the number of years the shares will be held.  Over very long periods of time, the lower expenses of Class A shares may offset the cost of the Class A initial sales charge.  Not all Investment Professionals will offer all classes of shares.

Each class of shares represents interests in the same portfolio investments of a Fund.  However, each class has different shareholder privileges and features.  The net income attributable to a particular class and the dividends payable on these shares will be reduced by incremental expenses borne solely by that class, including any asset-based sales charge to which these shares may be subject.

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No initial sales charge is imposed on Class C shares.  The Distributor may pay sales commissions to dealers and institutions who sell Class C shares of the Trust at the time of such sales.  Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution.  The Distributor will retain all payments received by it relating to Class C shares for the first year after they are purchased.  After the first full year, the Distributor will make monthly payments in the amount of 0.75% for distribution services and 0.25% for personal shareholder services to dealers and institutions based on the average NAV of Class C shares, which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.  Some of the compensation paid to dealers and institutions is recouped through the CDSC imposed on shares redeemed within 12 months of their purchase.  Class C shares are subject to the Rule 12b-1 fees described in the SAI under “Distributor — Rule 12b-1 Plan.”  There is no automatic conversion feature applicable to Class C shares, although financial institutions may be permitted to exchange class C shares for a share class with lower expenses under circumstances described in a Fund’s prospectus.  Any options with respect to the reinvestment of distributions made by the Funds to Class C shareholders are offered only by the broker through whom the shares were acquired.

No initial sales charges or CDSCs are imposed on Class I shares.  Class I shares are not subject to the Rule 12b-1 fees described in this SAI under “Distributor — Rule 12b-1 Plan.”  There is no automatic conversion feature applicable to Class I shares.  Distributions paid to holders of a Fund’s Class I shares may be reinvested in additional Class I shares of that Fund or Class I shares of a different Fund.

The minimum investment required to open an account for Class I shares is $2,000,000.  Class I shares are also available for purchase by retirement plans, including Section 401 and 457 Plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.  The Fund will consider a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.  Only certain investors are eligible to buy Class I shares and your financial adviser or other financial intermediary can help you determine whether you are eligible to invest.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.  The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and shareholders.

The methodology for calculating the NAV, dividends and distributions of the share classes of each Fund recognizes two types of expenses.  General expenses that do not pertain specifically to a class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to a Fund’s total net assets and then pro rata to each outstanding share within a given class.  Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with the Adviser, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs.  Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class.  Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees, and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Fund as a whole.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class A shares of the Funds. The example assumes a purchase of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

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All Funds
Net Asset Value per share	$10.00
Per Share Sales Charge—5.75% of public offering price (6.10% of net asset value per share) for each Fund	$0.61
Per Share Offering Price to the Public	$10.61

Class A Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor. Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor. These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in a Fund. Purchase requests should be addressed to the dealer or agent from which the Prospectus was received which has a sales agreement with the Distributor. Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares. It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price). Reference should be made to the wire order to ensure proper settlement of the trade. Payment for redemptions of shares purchased by telephone normally will be processed within three business days.

REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

Letters of Intent

If you anticipate purchasing $50,000 or more of shares of one Fund, or in combination with Class A shares of certain other Funds (excluding Funds that do not impose a sales charge), within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases.  Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter.  For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time.  To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the transfer agent that the Letter is in effect each time shares are purchased.  Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

You are not obligated to complete the additional purchases contemplated by a Letter.  If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased and, if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.

If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months.  Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

Rights of Accumulation

Rights of Accumulation permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint.  To determine your reduced sales charge, you can add the value of your Class A shares (or those held by your spouse (including life partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price.

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WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES

The Prospectus describes the classes of persons that may purchase shares without an up-front sales charge. The elimination of the up-front sales charge for purchases by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

The Funds make available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial adviser.

EXCHANGE PRIVILEGE

As described in the Funds’ Prospectus under “How To Exchange Shares,” each Fund offers an exchange privilege pursuant to which a shareholder in a Fund may exchange some or all of his shares in the other fund, in the same class shares at net asset value. The exchange privilege may be changed or discontinued upon 60 days’ written notice to shareholders and is available only to shareholders where such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of that Fund and consider the differences between it and the Fund whose shares he owns before making an exchange. For further information on how to exercise the exchange privilege, contact the Transfer Agent.

REDEEMING SHARES

Contingent Deferred Sales Charge —C Shares.  No CDSC is imposed on:

•                              the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (1) are no longer subject to the holding period for such shares, (2) resulted from reinvestment of distributions, or (3) were exchanged for shares of another Victory fund as allowed by the prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.  In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;

•                              redemptions following the death or post-purchase disability of (1) a registered shareholder on an account; or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

•                              certain distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from (1) required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually; (2) tax free returns of excess contributions or returns of excess deferral amounts; (3) distributions on the death or disability of the account holder; (4) distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or (5) distributions as a result of separation of service;

•                              distributions resulting as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;

•                              redemptions of shares by the investor where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;

•                              amounts from a Systematic Withdrawal Plan (including Dividends), of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or

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•                              participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.

Reinstatement Privilege.

Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of Class A or Class C shares in the same class of shares of a Fund or any of the other Funds into which shares of the Fund are exchangeable, as described above, at the NAV next computed after receipt by the transfer agent of the reinvestment order.  No service charge is currently made for reinvestment in shares of the Funds.  Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement.  The shareholder must ask the Distributor for such privilege at the time of reinvestment.  Any capital gain that was realized when the shares were redeemed is taxable and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the same Fund or another Fund offered by the Trust within 90 days of payment of the sales charge, the shareholder’s basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from redemption.  The Funds may amend, suspend, or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension, or cessation.  The reinstatement must be into an account bearing the same registration.

REDEMPTIONS IN KIND

Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such request is large enough to affect operations. For example, if the request is greater than $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued at the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

Each Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

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Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the respective Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

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A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

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Passive Foreign Investment Companies

Investment by a Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether they receives any distribution from the company.

Each Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

Each Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. .

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Foreign Account Tax Compliance Act

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

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A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

SPECIAL RISK RELATED TO CYBER SECURITY

The Funds and their service providers have administrative and technical safeguards in place with respect to information security. Nevertheless, the Funds and their service providers are potentially susceptible to operational and information security risks resulting from a cyber-attack as the Funds are highly dependent upon the effective operation of their computer systems and those of their business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting the Adviser, the Distributor, the Funds, the custodians, the transfer agent, financial intermediaries and other affiliated or third-party service providers may adversely affect the Funds and their shareholders owners. For instance, cyber-attacks may interfere with the processing of Fund transactions, including the processing of orders, impact a Fund’s ability to calculate net asset values, cause the release and possible destruction of confidential customer or business information, impede trading, subject a Fund and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which a Fund invests, which may cause a Fund’s investments to lose value. A Fund may also incur additional costs for cyber security risk management in the future.  Although the Funds and their service providers have adopted security procedures to minimize the risk of a cyber-attack, there can be no assurance that the Funds or their service providers will avoid losses affecting the Funds due to cyber-attacks or information security breaches in the future.

ORGANIZATION OF THE TRUST

As a Delaware statutory trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Funds; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders.  Under the Trust’s Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. Therefore, the Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders or unless matters arise requiring a vote of shareholders under the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. At such time, the Trustees then in office will call a shareholders meeting.  In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ independent registered public accounting firm is Cohen Fund Audit Service, LTD., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115. Shareholders will receive annual

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financial statements, together with a report of the independent registered public accountants, and semiannual unaudited financial statements of the Funds. The independent registered public accountants will report on the Funds’ annual financial statements, review certain regulatory reports and the Funds’ income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

LEGAL MATTERS

Effective May 1, 2015, legal advice regarding certain matters relating to the federal securities laws applicable to the Funds and the offer and sale of their shares has been provided by Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019.

FINANCIAL STATEMENTS

The financial statements for the Balanced Fund, Growth Fund and Alternative Fund are incorporated by reference to the Annual Report for the fiscal period ended June 30, 2015.

You can obtain a copy of the financial statements contained in the Funds’ Annual or Semi-Annual Report without charge by calling the Fund at 1-800-539-3863.

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APPENDIX A - RATINGS

DESCRIPTION OF MOODY’S CORPORATE BOND RATINGS

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future payments cannot be considered as well assured. Often the protection of interest and principal may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY’S MUNICIPAL BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A are judged to be upper medium grade obligations. Security for principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of other terms of the contract over long periods may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger present with respect to principal or interest.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

AAA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB and B. Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DESCRIPTION OF S&P’S MUNICIPAL BOND RATINGS

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

A. Debt rated A is regarded as safe. This rating differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness that, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good but not exceptional and stability of pledged revenues could show some variations because of increased competition or economic influences in revenues.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt, however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B. Debt rated B has a greater vulnerability to default bit presently has the capacity to meet interest and principal payments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

DESCRIPTION OF FITCH’S MUNICIPAL BOND RATINGS

Debt rated “AAA”, the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

Debt rated “AA” is regarded as very high credit quality. The obligor’s ability to pay interest and repay principal is very strong.

Debt rated “A” is of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings.

Debt rated “BBB” is of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment.

Debt rated “BB” is considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes, however, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Debt rated “B” is considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Debt rated “CCC” has certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.

DESCRIPTION OF MOODY’S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

Moody’s ratings for state and municipal notes and other short-term loans are designated “Moody’s Investment Grade” (“MIG”). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating designated VMIG may also be assigned on an issue having a demand feature. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term borrowing. Symbols used will be as follows:

MIG-l/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

DESCRIPTION OF S&P’S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

Standard & Poor’s tax exempt note ratings are generally given to such notes that mature in three years or less. The two higher rating categories are as follows:

SP-1.Very strong or strong capacity to pay principal and interest. These issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.Satisfactory capacity to pay principal and interest.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated Prime-l by Moody’s are judged by Moody’s to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well insured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper rated A by S&P have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issuers rated A are further refined by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Those issuers rated A-1 that are determined by S&P to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

Fitch’s commercial paper ratings represent Fitch’s assessment of the issuer’s ability to meet its obligations in a timely manner. The assessment places emphasis on the existence of liquidity. Ratings range from F-1+ which represents exceptionally strong credit quality to F-4 which represents weak credit quality.

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	Articles of Incorporation.

(1)

Registrant’s Amended Agreement and Declaration of Trust, previously filed on July 19, 2013 as an exhibit to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2) Registrant’s Certificate of Trust, previously filed on May 4, 2012 as an exhibit to the Registrant’s Registration Statement, is hereby incorporated by reference.

(b)

By-Laws., Amended and Restated May 1, 2015, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holder. None other than in the Amended Agreement and Declaration of Trust and By-Laws of the Registrant.

(d)	Investment Advisory Contracts.

(1)(a)

Investment Advisory Agreement dated May 1, 2015, between Registrant and Victory Capital Management Inc. (“Victory Capital” or the “Adviser”), previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)

Schedule A to Advisory Agreement dated May 1, 2015, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(c)

Schedule A to Advisory Agreement dated May 1, 2015, current as of May 21, 2015, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)

Investment Advisory Agreement dated May 1, 2015, between CEMPCSVWF Fund Limited and Victory Capital, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)

Investment Advisory Agreement dated May 1, 2015, between CEMPCLSSF Fund Limited and Victory Capital, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(e)	Underwriting Contracts.

(1)

Underwriting Agreement with Northern Lights Distributors, LLC (“NLD”) with respect to each mutual fund series of the Registrant, previously filed on October 29, 2012 as an exhibit to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2) Form of Selling Agreement with NLD with respect to each mutual fund series of the Registrant, previously filed on September 5, 2012 as an exhibit to Pre-Effective Amendment No. 1 to the

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Registrant’s Registration Statement, is hereby incorporated by reference.

(3)

Form of Distribution Agreement dated July 1, 2015 with Quasar Distributors, LLC (“Quasar”) with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)

Form of Authorized Participant Agreement with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodian Agreements.

(1)

Custody Agreement with respect to each mutual fund series of the Registrant, previously filed on October 29, 2012 as an exhibit to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(a)

Custody Agreement with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(b)

Amendment dated July 1, 2015 to the Custody Agreement with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(h)	Other Material Contracts.

(1)

Revised Fund Services Agreement with Gemini Fund Services, LLC (“GFS”) with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(a)

Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (“USBFS”) with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(b)

Amendment dated July 1, 2015 to the Fund Administration Servicing Agreement with USBFS with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(a)

Transfer Agent Servicing Agreement with USBFS with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(b)

Amendment dated July 1, 2015 to the Transfer Agent Servicing Agreement with USBFS with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(4)(a)	Fund Accounting Servicing Agreement with USBFS with respect to each exchange-traded fund

2

series of the Registrant is, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)(b)

Amendment dated July 1, 2015 to the Fund Accounting Servicing Agreement with USBFS with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(5)(a)

Expense Limitation Agreement dated as of May 1, 2015, between Registrant and Victory Capital, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(5)(b)

Schedule A to Expense Limitation Agreement dated May 1, 2015, current as of May 21, 2015, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(1)

Opinions of Morrison & Foerster LLP dated July 7, 2015 and Morris Nichols Arsht & Tunnell LLP dated July 7, 2015 relating to the Compass EMP US Small Cap 500 Volatility Weighted Index ETF, Compass EMP International 500 Volatility Weighted Index ETF, Compass EMP Emerging Market 500 Volatility Weighted Index ETF, Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP International High Dividend 100 Volatility Weighted Index ETF and Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(2)	Consent of Morrison & Foerster LLP. (filed herewith)

(j)	Other Opinions. None.

(k)	Omitted Financial Statements. None.

(l)

Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor, previously filed on September 5, 2012 as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

(1)(a)

Revised Class A Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)

Amended Exhibit A dated as of February 26, 2014, previously filed on March 3, 2014 as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(a)

Revised Class T Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(b)	Amended Exhibit A dated as of February 26, 2014, previously filed on March 3, 2014 as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, is

3

hereby incorporated by reference.

(3)(a)

Revised Class C Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(b)

Amended Exhibit A dated as of February 26, 2014, previously filed on March 3, 2014 as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)(a)

Plan of Distribution Pursuant to Rule 12b-1 with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)(b)

Amended Schedule A dated as of May 21, 2015 to the Plan of Distribution Pursuant to Rule 12b-1 with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan

(1)

Rule 18f-3 Plan revised as of May 20, 2015, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for the Trust, previously filed on September 5, 2012 as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)	Code of Ethics for Victory Capital, previously filed on June 26, 2015 as an exhibit to Pre-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(3)	Code of Ethics for NLD, previously filed on September 5, 2012 as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(4)	Code of Ethics for Quasar, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

Powers of Attorney with respect to each trustee, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

Powers of Attorney for each of CEMPCLSSF Fund Limited and CEMPCSVWF Fund Limited, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

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Item 29.  Control Persons.

None.

Item 30.  Indemnification.

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust, Sections 8 and 9 of the Underwriting Agreement with NLD, Articles 6 and 7 of the Distribution Agreement with Quasar, Section 9 of the Management Agreement, Article X of each Custody Agreement, Section 4 of the Fund Services Agreement with GFS, Section 9 of the Fund Accounting Servicing Agreement with USBFS, Section 6 of the Fund Administration Servicing Agreement with USBFS and Section 7 of the Transfer Agent Servicing Agreement with USBFS. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Investment Advisory Agreement between Adviser and the Registrant provides that the Adviser will not be liable for any of its actions (e.g., errors of judgment, mistakes of law, losses arising out of investments) on behalf of the Registrant, provided that nothing shall protect, or purport to protect, the Adviser against any liability to the Registrant or to the security holders of the Registrant to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties. No provision of the Investment Advisory Agreement is to be construed to protect any director or officer of the Registrant or the Adviser from liability in violation of Section 17(h), 17(i), or 36(b) of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold NLD, its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv) the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

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The Fund Services Agreements with GFS provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Compliance Services, LLC (“NLCS”) provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement. NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports.

Each of the Transfer Agent Servicing Agreement, Fund Accounting Servicing Agreement and Fund Administration Servicing Agreement with USBFS provides that USBFS will indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by USBFS as a result of its refusal or failure to comply with the terms of the agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under the agreement. The term “Trust” includes the Trust’s directors, trustees, officers and employees for purposes of this paragraph.

The Distribution Agreement with Quasar provides that the Trust agrees to indemnify, defend and hold harmless Quasar (the “Distributor” as used in this section) and each of its directors and officers and each person, if any, who controls the Distributor against any loss, liability, claim, damages or expense (i) arising by reason of any person acquiring any shares or creation units, based upon the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust included an untrue statement or alleged untrue statement of a material fact or an omission or alleged omission to state a material fact required to be stated or necessary to make the statements made therein not misleading or (ii) any breach of any representation, warranty or covenant made by the Trust in the Distribution Agreement. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust to be deemed to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor or such person otherwise would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Additionally, the Distributor agrees that it will indemnify and hold harmless the Trust and each of its Trustees and officers and each person who controls the Trust, against any loss, liability, damages, claim or expense based upon the Securities Act of 1933 or any other statute or common law and arising by reason of any person acquiring any shares or creation units, and alleging a wrongful act of the Distributor or any of its employees or alleging that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary to make the statements not misleading, insofar as the statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Distributor in favor of the Trust or any other person indemnified to be deemed to protect the Trust or any other person against any liability to which the Trust or such other person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this agreement.

Item 31.  Activities of Investment Adviser.

Adviser is a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority of the equity interest in VCH is owned by Crestview Partners, through one or more investment vehicles, with employees of VCM owning a substantial minority interest in VCH. Adviser provides investment advisory services to institutional clients including corporations, non-profits, public funds, Taft-Harley and sub-advisory clients. Adviser offers domestic and

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international equity and domestic fixed income strategies to investors through a variety of products, including mutual funds, separate accounts, and collective trust funds. As of June 30, 2015, Adviser had approximately $35.7 billion in assets under management and advisement. Adviser’s principal offices are located at 4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144, with additional offices in New York, Cincinnati, Tampa and Denver.

To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that prior to August 1, 2013, certain directors and officers of the Adviser also held positions with the former parent company of Adviser, KeyCorp or its subsidiaries, located at 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of Adviser and VCH are as follows:

David C. Brown	• Director, Chairman and Chief Executive Officer of Adviser and VCH
Christopher A. Ohmacht	• Director, President of Adviser and VCH
Michael D. Policarpo, II	• Director, Chief Financial Officer and Treasurer of Adviser and VCH
Gregory J. Ewald	• Director, Chief Legal Officer and Secretary of Adviser and VCH

The business address of the foregoing individuals is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Item 32. Principal Underwriter.

(a)(1)  In addition to acting as the principal underwriter for the mutual fund series of Compass EMP Funds Trust, NLD acts as principal underwriter for the following: AdvisorOne Funds; AmericaFirst Quantitative Funds; Arrow ETF Trust; Copeland Trust, Equinox Funds Trust; Forefront Income Trust; Forethought Variable Insurance Trust; GL Beyond Income Fund; Miller Investment Trust; Morgan Creek Series Trust; Mutual Fund Series Trust; Nile Capital Investment Trust; North Country Funds; Northern Lights Fund Trust; Northern Lights Fund Trust II; Northern Lights Fund Trust III; Northern Lights Variable Trust; OCM Mutual Fund; The Multi-Strategy Growth & Income Fund; The Saratoga Advantage Trust; Total Income+ Real Estate Fund; Tributary Funds, Inc.; and Two Roads Shared Trust and Vertical Capital Income Fund.

(a)(2)  In addition to acting as principal underwriter for the exchange traded fund series of Compass EMP Funds Trust, Quasar acts as the principal underwriter for the following

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Loeb King Trust
Alpine Income Trust	Lord Asset Management Trust
Alpine Series Trust	MainGate Trust
Angel Oak Funds Trust	Managed Portfolio Series
Appleton Funds	Matrix Advisors Value Fund, Inc.
Barrett Opportunity Fund, Inc.	Merger Fund
Brandes Investment Trust	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.

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DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	SCS Financial Funds
First American Investment Funds, Inc.	Stone Ridge Trust
First American Strategy Funds, Inc.	Stone Ridge Trust II
FundX Investment Trust	Thompson IM Funds, Inc.
Glenmede Fund, Inc.	Trust for Professional Managers
Glenmede Portfolios	Trust for Advised Portfolios
Greenspring Fund, Inc.	USA Mutuals
Guinness Atkinson Funds	Wall Street Fund, Inc.
Harding Loevner Funds, Inc.	Westchester Capital Funds
Hennessy Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds
IronBridge Funds, Inc.

(b)(1) NLD is an affiliate of Gemini Fund Services, LLC. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with Trust
Brian Nielsen	Manager, CEO, Secretary	None
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer/NLOP	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None

The principal business address of each member and officer of NLD is 17605 Wright Street, Omaha, Nebraska 68130.

(b)(2)  To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Position and Offices with Underwriter	Positions and Offices with Trust
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer, Board Member	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)Principal business address is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(2)Principal business address is 6602 East 75th Street, Indianapolis, Indiana, 46250.

(3)Principal business address is 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

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(c) Does not apply as the Funds do not have a full fiscal year of operation.

Item 33.  Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Principal Underwriters, Administrators and Custodians at the addresses stated in the SAI.

Item 34.  Management Services. Not applicable.

Item 35.  Undertakings. The Registrant undertakes that each Subsidiary and each Director of each Subsidiary hereby consents to service of process within the United States, and to examination of its books and records.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 28th day of August, 2015.

COMPASS EMP FUNDS TRUST

By:	/s/ Christopher K. Dyer
Christopher K. Dyer, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 28th day of August, 2015.

/s/ Chrishtopher K. Dyer	President
Christopher K. Dyer

/s/ Christopher A. Ponte	Treasurer
Christopher A. Ponte

*	Chairman of the Board and Trustee
Leigh A. Wilson

*	Trustee
David Brooks Adcock

*	Trustee
Nigel D. T. Andrews

*	Trustee
E. Lee Beard

*	Trustee
David C. Brown

*	Trustee
Sally M. Dungan

*	Trustee
John L. Kelly

*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

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COMPASS EMP FUNDS TRUST

INDEX TO EXHIBITS

Item 36.

Exhibit Number

Exhibits:

EX-99.(i)(2)	Consent of Morrison & Foerster LLP.

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